March 31, 2002

Money Market
Portfolios

SEMI-ANNUAL REPORT
TO SHAREHOLDERS


 Not FDIC Insured
  May Lose Value
No Bank Guarantee

                                     (LOGO)
                                 BLACKROCK FUNDS
                                [GRAPHIC OMITTED]

                                 BLACKROCK FUNDS

                             MONEY MARKET PORTFOLIOS

* Money Market

* U.S. Treasury Money Market

* Municipal Money Market

* New Jersey Municipal Money
    Market

* North Carolina Municipal
    Money Market

* Ohio Municipal Money Market

* Pennsylvania Municipal Money
    Market

* Virginia Municipal Money
        Market

                                TABLE OF CONTENTS

SHAREHOLDER LETTER.............................................................1

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
      Money Market.............................................................2
      U.S. Treasury Money Market...............................................4
      Municipal Money Market...................................................5
      New Jersey Municipal Money Market.......................................14
      North Carolina Municipal Money Market...................................17
      Ohio Municipal Money Market.............................................21
      Pennsylvania Municipal Money Market.....................................25
      Virginia Municipal Money Market.........................................32

PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................36-37
      Statements of Changes in Net Assets..................................38-39
      Financial Highlights.................................................40-47

NOTES TO FINANCIAL STATEMENTS..............................................48-55

--------------------------------------------------------------------------------
                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
--------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

March 31, 2002

Dear Shareholder:

      We are pleased to present the Semi-Annual Report to shareholders of the BlackRock Money Market Portfolios for the six months ended March 31, 2002. This report includes financial statements and other relevant information regarding the BlackRock Funds. We encourage you to read the report and we thank you for making BlackRock part of your investment program.

      The U.S. economy rebounded in the final quarter of 2001, as strong consumer and military spending overcame the tragedy of September 11th. The first quarter of 2002 demonstrated even stronger growth. The nation's gross domestic product grew by 5.8%, the fastest annual rate in over two years, led by a 3.5% gain in consumer spending and slower business inventory reductions. The employment picture also improved late in the first quarter. March's employment report showed an increase of 58,000 jobs, the first such gain in eight months. Finally, inflation continued to be tame. On a year-over-year basis, consumer prices in March rose only 1.5%, while producer prices fell by 1.4% in the same one-year period.

      After eleven rate reductions in 2001, the Federal Reserve Board (the Fed) ended its accommodative money policy in the first quarter to assess the impact of 475 basis points of monetary stimulus on the economy. The short-end of the money market yield curve traded close to the 1.75% federal funds rate, but longer-term rates out to thirteen months in maturity reflected a strong bias that the Fed would raise the federal funds rate to 3% or higher by the end of 2002. The Fed added weight to this sentiment by removing their easing bias at the March Federal Open Market Committee meeting. With one-year LIBOR* rates over 3%, the money market yield curve experienced its most positive slope in seven years.

      The first quarter of 2002 saw record inflows into money market funds. While such activity is typical at the start of the calendar year, this year was particularly noteworthy due to continued concerns about the stock market. Our funds' investment strategy continued to emphasize longer maturities to maximize yield, due primarily to the steepness of the money market yield curve. The issuance of non-financial commercial paper continued to plummet and yield spreads between corporate and government debt remained very narrow during the period. With overnight rates approximating the federal funds rate of 1.75% for the last five months, the yield spread between the funds' yields and the federal funds rate has narrowed, but remains positive.

      BlackRock Funds values our relationship with you and we remain confident in our abilities as your provider of premium investment services. We thank you for your continued confidence and appreciate the opportunity to help you with your financial goals.

Sincerely,

/s/  ANNE ACKERLEY

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

* LIBOR is an abbreviation for "London Interbank Offered Rate," and is the interest rate offered by a specific group of London banks for U.S. dollar deposits of a stated maturity. LIBOR is used as a base index for setting rates of some adjustable rate financial instruments.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      --------      --------------
CERTIFICATES OF DEPOSIT -- 29.5%
DOMESTIC -- 12.2%
   Bayerische Hypo-Und Vereinsbank AG
     (A-1, P-1)
     1.79%                        04/08/02      $150,000      $  150,000,000
   First Tennessee Bank National Assoc.
     (A-1, P-1)
     1.82%                        04/08/02        75,000          74,999,855
   HSBC Bank USA (A-1, P-1)
     1.81%                        05/13/02        60,000          60,000,000
   Washington Mutual Bank
     (A-2, P-1)
     1.99%                        06/17/02        198,000        198,000,000
                                                              --------------
                                                                 482,999,855
                                                              --------------
YANKEE DOLLAR -- 17.3%
   ABN-AMRO Bank N.V. (A-1+, P-1)
     2.64%                        04/08/03        50,000          50,000,000
   Barclays Bank PLC Euro (A-1+, P-1)
     1.83%                        07/15/02       100,000          99,931,117
   Canadian Imperial Bank (A-1+, P-1)
     4.27%                        04/23/02        32,000          31,999,990
     4.30%                        04/23/02        25,000          24,999,854
     4.19%                        07/01/02        25,000          24,999,396
   Credit Agricole Indosuez (A-1+, P-1)
     3.63%                        09/06/02        60,000          59,997,460
   Credit Suisse First Boston USA, Inc.
     (A-1+, P-1)
     1.95%                        06/25/02        88,000          88,000,000
   Royal Bank of Canada (A-1+, P-1)
     4.03%                        07/15/02        37,000          36,999,742
     3.81%                        07/26/02        33,000          32,996,938
     2.42%                        04/01/03        40,000          40,000,000
   Svenska Handelsbanken NY
     (A-1, P-1)
     4.04%                        07/12/02        43,000          43,001,167
   Toronto-Dominion Bank (A-1+, P-1)
     4.05%                        07/30/02        20,000          19,993,273
   Westdeutsche Landesbank
     Gironzentrale (A-1+, P-1)
     2.04%                        11/13/02        38,000          37,938,018
     2.65%                        11/29/02        45,000          45,000,000
     2.35%                        01/08/03        50,000          50,000,000
                                                              --------------
                                                                 685,856,955
                                                              --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $1,168,856,810)                                       1,168,856,810
                                                              --------------
COMMERCIAL PAPER -- 40.6%
ASSET BACKED SECURITIES -- 24.6%
   Amstel Funding Corp. (A-1+, P-1)
     1.87%                        06/06/02       118,090         117,685,148
   Breeds Hill Capital (A-1)
     2.10%                        04/01/02        15,315          15,315,000
     1.86%                        04/11/02        25,037          25,024,064
     1.86%                        04/22/02        48,432          48,379,451
   Concord Minutemen Capital Co. (A-1)
     1.80%                        04/19/02        75,000          74,932,500
     1.84%                        04/19/02        24,177          24,154,757
   Crown Point Capital Co. (A-1)
     1.86%                        04/17/02        60,000          59,950,400
     1.90%                        04/19/02        57,000          56,945,850
     1.87%                        05/02/02        75,168          75,046,959

                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------      --------------
COMMERCIAL PAPER (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
   Emerald Corp. (A-1+, P-1)
     1.85%                        05/01/02      $ 40,000      $   39,938,333
     1.89%                        05/01/02        28,511          28,466,095
     1.89%                        05/13/02        60,000          59,867,700
   Four Winds Funding Corp.
     (A-1, P-1)
     1.84%                        04/12/02       200,000         199,887,556
   Lexington Parker Capital (A-1)
     1.85%                        05/16/02        40,250          40,156,922
     1.92%                        06/05/02        15,643          15,588,771
   Moat Funding LLC (A-1+, P-1)
     1.97%                        06/28/02        93,000          92,552,154
                                                              --------------
                                                                 973,891,660
                                                              --------------
BANKS -- 4.2%
   AB Spintab (A-1, P-1)
     1.86%                        05/14/02       100,000          99,777,833
   DEPFA Finance N.V. (A-1, P-1)
     1.83%                        05/14/02        65,000          64,857,921
                                                              --------------
                                                                 164,635,754
                                                              --------------
FINANCE -- 2.5%
   Credit Suisse First Boston USA,
     Inc. (A-1+, P-1)
     1.63%                        04/15/02       100,000          99,936,611
                                                              --------------
PERSONAL CREDIT INSTITUTIONS -- 1.9%
   Countrywide Home Loans, Inc.
     (A-1, P-2)
     2.00%                        04/01/02        54,497          54,497,000
     1.90%                        05/02/02        20,000          19,967,278
                                                              --------------
                                                                  74,464,278
                                                              --------------
PHARMACEUTICALS -- 4.5%
   American Home Products Corp.
     (A-1, P-2)
     1.89%                        04/03/02        50,000          49,994,750
     1.89%                        04/05/02        41,000          40,991,390
     1.90%                        04/05/02        18,600          18,596,073
     1.90%                        05/22/02        69,000          68,814,275
                                                              --------------
                                                                 178,396,488
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 2.9%
   General Electric Capital International
     (A-1+, P-1)
     2.00%                        05/06/02       115,000         114,776,389
                                                              --------------
TOTAL COMMERCIAL PAPER
   (Cost $1,606,101,180)                                       1,606,101,180
                                                              --------------
GUARANTEED INVESTMENT CONTRACTS -- 1.5%
   Monumental Life Insurance Co.
     (A-1+, P-1)
     2.04%(b)
   (Cost $60,000,000)             04/01/02        60,000          60,000,000
                                                              --------------

MEDIUM TERM NOTES -- 8.8%
SECURITY BROKERS & DEALERS -- 6.5%
   Goldman Sachs Group, Inc.
     (A+, A1)
     1.91%                        04/30/02        80,000          80,000,000
     3.74%                        04/30/02        90,000          90,000,000
     3.61%                        05/31/02        66,000          66,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)            VALUE
                                  --------      --------      --------------
MEDIUM TERM NOTES (CONTINUED)
SECURITY BROKERS & DEALERS (CONTINUED)
   Merrill Lynch & Co., Inc. (AA-, Aa3)
     4.30%                        04/24/02      $ 23,000      $   23,000,000
                                                              --------------
                                                                 259,000,000
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 2.3%
   General Electric Capital Corp.
     (AAA, Aaa)
     3.82%                        07/30/02        40,000          40,000,000
     2.38%                        02/21/03        50,000          50,000,000
                                                              --------------
                                                                  90,000,000
                                                              --------------
TOTAL MEDIUM TERM NOTES
   (Cost $349,000,000)                                           349,000,000
                                                              --------------
U.S. TREASURY OBLIGATIONS -- 1.0%
   U.S. Treasury Notes
     5.63%
   (Cost $38,900,814)             11/30/02        38,000          38,900,814
                                                              --------------
VARIABLE RATE OBLIGATIONS -- 14.8%
BANKS -- 6.4%
   Citigroup, Inc. (AA-, Aa2)
     1.87%(b)                     04/12/02        99,000          99,000,000
   First Union National Bank (A+, Aa3)
     2.05%(b)                     04/15/02        20,000          20,012,925
     2.04%(b)                     06/06/02        40,000          40,048,731
   M&I Bank Milwaukee (A+, Aa3)
     2.00%(b)                     05/13/02        15,000          15,015,080
   Natexis Banque Populares
     (A-1, P-1)
     1.86%(b)                     04/29/02        80,000          79,994,713
                                                              --------------
                                                                 254,071,449
                                                              --------------
INSURANCE -- 4.2%
   John Hancock Global Funding
     (AA+, Aa2)
     1.83%(b)                     04/15/02        75,000          75,000,000
   Transamerica Life Insurance &
     Annuity Co. (A-1+, P-1)
     2.05%(b)                     06/03/02        90,000          90,000,000
                                                              --------------
                                                                 165,000,000
                                                              --------------
SECURITY BROKERS & DEALERS -- 4.2%
   Merrill Lynch & Co., Inc. (AA-, Aa3)
     1.93%(b)                     04/02/02        40,000          40,000,180
     1.95%(b)                     04/24/02        50,000          50,042,227
   Salomon Smith Barney Holdings
     (AA-, Aa1)
     2.16%(b)                     04/01/02        75,000          75,081,511
                                                              --------------
                                                                 165,123,918
                                                              --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $584,195,367)                                           584,195,367
                                                              --------------


                                               PAR/SHARES
                                  MATURITY        (000)            VALUE
                                  --------      --------      --------------
SHORT TERM INVESTMENTS -- 3.5%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     1.88%                        11/07/02      $ 18,000      $   17,793,200
   Federal National Mortgage Association
     Bonds
     1.63%                        08/05/02        90,000          89,486,551
     6.75%                        08/15/02        30,000          30,316,304
   Paine Webber Liquid Institutional
     Reserves Money Market Fund                    1,361           1,361,379
                                                              --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $138,957,434)                                           138,957,434
                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $3,946,011,605(a))                        99.7%       3,946,011,605

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.3%          11,766,352
                                                  ------      --------------
NET ASSETS (Equivalent to $1.00 per
   share based on 2,635,814,766
   Institutional shares, 713,564,037
   Service shares, 149,941,917 Hilliard
   Lyons shares, 435,300,787 Investor A
   shares, 14,174,563 Investor B shares
   and 9,271,804 Investor C shares
   outstanding)                                   100.0%      $3,957,777,957
                                                  ======      ==============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE, HILLIARD
   LYONS, INVESTOR A, INVESTOR B
   AND INVESTOR C SHARE
   ($3,957,777,957 / 3,958,067,874)                                    $1.00
                                                                       =====
----------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2002 and maturities shown are the next interest readjustment date.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)            VALUE
                                  --------      --------      --------------
U.S. TREASURY OBLIGATIONS -- 59.8%
   U.S. Treasury Bills
     1.73%                        04/04/02      $ 30,000      $   29,995,675
     1.74%                        04/04/02        60,000          59,991,312
     1.53%                        04/18/02        10,000           9,992,775
     1.54%                        04/18/02        20,000          19,985,456
     1.78%                        04/18/02        30,000          29,974,783
     1.66%                        04/25/02        30,000          29,966,800
     1.75%                        05/16/02       110,000         109,759,563
     1.80%                        08/01/02        10,000           9,939,000
     1.85%                        08/01/02        40,000          39,749,222
     1.80%                        08/08/02        20,000          19,871,000
     1.80%                        08/15/02        25,000          24,830,472
     1.81%                        08/15/02        10,000           9,931,811
     1.82%                        08/22/02        20,000          19,855,411
     1.85%                        08/29/02        15,000          14,884,688
   U.S. Treasury Notes
     6.63%                        04/30/02         7,000           7,013,787
     6.50%                        05/31/02        20,000          20,080,932
     6.63%                        05/31/02         6,000           6,024,951
     6.25%                        06/30/02         3,500           3,520,443
     6.38%                        06/30/02        27,000          27,157,708
     6.25%                        07/31/02        10,000          10,088,802
     6.25%                        08/31/02         5,000           5,053,256
     6.00%                        09/30/02        25,000          25,305,810
     5.63%                        11/30/02        12,000          12,267,077
     5.75%                        11/30/02         5,000           5,124,679
     5.13%                        12/31/02        22,000          22,461,101
     4.75%                        01/31/03        10,000          10,206,065
     5.50%                        01/31/03        20,000          20,531,692
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $603,564,271)                                           603,564,271
                                                              --------------
REPURCHASE AGREEMENTS -- 39.3%
   Deutsche Bank Alex Brown, Inc.
     1.85%                        04/01/02        50,000          50,000,000
     (Agreement dated 03/28/02 to be
     repurchased at $50,010,278.
     Collateralized by $51,381,000
     U.S. Treasury Bills 1.81% due
     08/15/02. The value of the
     collateral is $51,000,678.)
   Greenwich Capital Markets
     1.85%                        04/01/02       150,000         150,000,000
     (Agreement dated 03/28/02 to be
     repurchased at $150,030,833.
     Collateralized  by $347,413,476
     U.S. Treasury Strips 0.00% due
     08/15/12 to 08/15/29 and
     $77,998,000 U.S. Treasury Strip
     Principals 5.25% to 11.75%
     due 11/15/14 to 11/15/28. The value
     of the collateral is $153,001,185.)

                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------      --------------
REPURCHASE AGREEMENTS (CONTINUED)
   Morgan Stanley Dean Witter & Co.
     1.82%                        04/01/02      $  9,900      $    9,900,000
     (Agreement dated 03/28/02 to be
     repurchased at $9,902,002.
     Collateralized by $874,044 Federal
     National Mortgage  Association
     8.00% due 02/01/32, $6,409,653
     Federal National Mortgage
     Association Strips 0.00% due
     11/01/29 to 04/01/31, $2,913,479
     Federal Home Loan Mortgage Corp.
     7.00% due 03/01/32 and $8,740,436
     Federal Home Loan Mortgage Corp.
     Strips 0.00% due 06/01/30 to
     03/01/32. The value of the collateral
     is $10,146,762.)
   Morgan Stanley Dean Witter & Co.
     1.82%                        04/01/02       160,000         160,000,000
     (Agreement dated 03/28/02 to be
     repurchased at $160,032,356.
     Collateralized by $14,125,956 Federal
     National Mortgage Association
     8.00% due 02/01/32, $103,590,347
     Federal National Mortgage
     Association Strips 0.00% due
     11/01/29 to 04/01/31, $47,086,521
     Federal Home Loan Mortgage Corp.
     7.00% due 03/01/32 and $141,259,564
     Federal Home Loan Mortgage Corp.
     Strips 0.00% due 06/01/30 to
     03/01/32. The value of the collateral
     is $163,988,077.)
   Warburg Dillion Reed LLC
     1.88%                        04/01/02        27,100          27,100,000
                                                              --------------
     (Agreement dated 03/28/02 to be
     repurchased at $27,105,661.
     Collateralized by $92,000,000
     U.S. Treasury Strips 0.00% due
     11/15/21. The value of the
     collateral is $27,643,240.)

TOTAL REPURCHASE AGREEMENTS
   (Cost $397,000,000)                                           397,000,000
                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $1,000,564,271(a))                        99.1%       1,000,564,271

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.9%           9,556,150
                                                  ------      --------------
NET ASSETS (Equivalent to $1.00 per
   share based on 640,194,902 Institutional
   shares, 330,037,186 Service shares
   and 39,953,819 Investor A shares
   outstanding)                                   100.0%      $1,010,120,421
                                                  ======      ==============

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($1,010,120,421 / 1,010,185,907)                                    $1.00
                                                                       =====
----------
(a) Aggregate cost for Federal tax purposes.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                   PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS -- 100.3%
ALABAMA -- 4.4%
   Alexander City Industrial Board IDRB
     Series 2000 DN (A-1, P-1)
     1.63%(b)                     04/05/02       $ 1,070        $  1,070,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1998 DN (A-1,
     VMIG-1)
     1.65%(b)                     04/01/02           400             400,000
   Columbia Industrial Development
     Board PCRB (Alabama Power Co.
     Project) Series 1999A DN (A-1)
     1.50%(b)                     04/01/02         2,000           2,000,000
   Jefferson County GO Warrants Series
     2001B DN (Morgan Guaranty Trust
     LOC) (A-1+, VMIG-1)
     1.50%(b)                     04/01/02        28,100          28,100,000
                                                                ------------
                                                                  31,570,000
                                                                ------------
ARIZONA -- 1.9%
   Mesa Municipal Development
     Corporation RB Series 2001 MB
     (Westdeutsche Landesbank
     Gironzentrale LOC)
     (A-1+, VMIG-1)
     2.20%                        10/15/02         8,350           8,350,000
   Phoenix IDRB (Leggett & Platt,
     Inc. Project) Series 1996 AMT
     DN (Wachovia Bank N.A. LOC)
     1.60%(b)                     04/05/02         5,170           5,170,000
                                                                ------------
                                                                  13,520,000
                                                                ------------
ARKANSAS -- 0.5%
   Little Rock Residential Housing and
     Public Facilities Board Capital
     Improvement RB (Park Systems
     Project) Series 2001 DN (A-1+)
     1.58%(b)                     04/05/02         3,450           3,450,000
                                                                ------------
CALIFORNIA -- 4.0%
   California GO Series 2001 RAN
     (SP-1+, VMIG-1)
     3.25%                        06/28/02         8,000           8,028,866
   California GO Series 2001B RAN
     (SP-1+, VMIG-1)
     1.68%                        04/05/02         8,500           8,500,000
   California Health Facility Finance
     Authority RB Series 1998B DN
     (MBIA Insurance) (A-1, VMIG-1)
     1.45%(b)                     04/05/02         9,700           9,700,000
   California Higher Education Student
     Loan Authority, Inc. RB Series
     1992 MB (Student Loan Marketing
     Association LOC)
     3.15%                        04/01/02         2,425           2,425,000
                                                                ------------
                                                                  28,653,866
                                                                ------------
COLORADO-- 0.9%
   Denver City & County Airport RB
     Series 2002 II-R-147 MB (VMIG-1)
     1.80%                        01/30/03         4,995           4,995,000
   Garfield County Hospital RB (Valley
     View Hospital Association Project)
     Series 1999 DN (Bank One N.A.
     LOC) (A-1)
     1.59%(b)                     04/05/02           390             390,000


                                                   PAR
                                  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
COLORADO (CONTINUED)
   University of Colorado Hospital
     Authority RB Series 1992A MB
     (Kredietbank LOC) (AAA, Aaa)
     6.40%                        11/15/02       $ 1,000        $  1,050,394
                                                                ------------
                                                                   6,435,394
                                                                ------------
DELAWARE -- 1.2%
   Delaware Economic Development
     Authority RB (Normaco, Inc. Project)
     Series 1984 DN
     1.75%(b)                     04/05/02         6,600           6,600,000
   Delaware Economic Development
     Authority RB (St. Anne's Episcopal
     School Project) Series 2001 DN (A-1)
     1.60%(b)                     04/05/02         2,000           2,000,000
                                                                ------------
                                                                   8,600,000
                                                                ------------
FLORIDA -- 2.9%
   Greater Orlando Aviation Authority RB
     (Special Purpose Cessna Aircraft
     Project) Series 2001 AMT DN
     (A-1, P-1)
     2.15%(b)                     04/05/02         4,000           4,000,000
   Lee County IDRB Series 1997 AMT
     DN (KeyBank N.A. LOC)
     1.75%(b)                     04/05/02         2,160           2,160,000
   Municipal Securities Trust Certificates
     RB Series 2002A-9033 DN (FSA
     Insurance) (A-1)
     1.67%(b)                     04/05/02         5,000           5,000,000
   Putnam County Development Authority
     PCRB Series 1984 MB (National
     Rural Utilities LOC) (A-1, VMIG-1)
     2.00%                        09/16/02        10,000          10,000,000
                                                                ------------
                                                                  21,160,000
                                                                ------------
GEORGIA -- 1.7%
   Atlanta Water and Wastewater RB
     Series 2000 DN
     1.63%(b)                     04/05/02         5,105           5,105,000
   Clayton County & Clayton County
     Water Authority and Sewer RB
     Series 1992 MB (A+, Aaa)
     6.65%                        05/01/02         1,000           1,022,764
   De Kalb County Housing Authority
     Multi-Family Housing RB (Mountain
     Crest Apartments Project) Series
     2002A-1 AMT DN (VMIG-1)
     1.60%(b)                     04/05/02         4,000           4,000,000
   Emanuel County Development
     Authority RB (Jabo Metal Fabrication
     Project) Series 2001 AMT DN
     (VMIG-1)
     1.65%(b)                     04/05/02         2,300           2,300,000
                                                                ------------
                                                                  12,427,764
                                                                ------------
HAWAII -- 0.7%
   Hawaii State Airports Municipal Trust
     Certificates-ZTC 24 RB Series 2001
     DN
     1.68%(b)                     04/05/02         4,000           4,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
HAWAII (CONTINUED)
   Municipal Securities Trust Certificates
     RB Series 2001 AMT DN (FGIC
     Insurance) (A-1)
     1.72%(b)                     04/05/02       $ 1,190        $  1,190,000
                                                                ------------
                                                                   5,190,000
                                                                ------------
IDAHO -- 0.3%
   Idaho GO Series 2001 TAN
     (SP-1+, VMIG-1)
     3.75%                        06/28/02         2,000           2,005,402
   Twin Falls County School District
     GO Series 2001 MB (Aaa)
     3.50%                        07/30/02           500             502,611
                                                                ------------
                                                                   2,508,013
                                                                ------------
ILLINOIS -- 12.8%
   Chicago Board of Education GO
     (Merlots Project) Series 1999A-47
     DN (First Union Bank LOC) (A-1)
     1.63%(b)                     04/05/02         3,100           3,100,000
   Chicago RB Series 2000 MB
     2.60%                        09/03/02         2,000           2,000,000
   Chicago Wastewater Transmission RB
     Series 2001A-125 DN (MBIA
     Insurance) (VMIG-1)
     1.63%(b)                     04/05/02         5,115           5,115,000
   Du Page County Trust Certificates RB
     (Bear Stearns Municipal Securities
     Trust Receipts Project) Series
     2001A-9011 DN (FSA Insurance)
     (A-1)
     1.67%(b)                     04/05/02        21,970          21,970,000
   Elmhurst IDRB (John Sakash Co.
     Project) Series 2000 AMT DN
     (ABN-AMRO Bank N.V. LOC) (A-1+)
     1.58%(b)                     04/05/02         1,400           1,400,000
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995A AMT DN
     (ABN-AMRO Bank N.V. LOC) (A-1+)
     1.58%(b)                     04/05/02           500             500,000
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995B DN
     (ABN-AMRO Bank N.V. LOC)
     (A-1+, VMIG-1)
     1.58%(b)                     04/05/02           200             200,000
   Illinois Development Finance Authority
     IDRB Series 1996 AMT DN (Bank
     One N.A. LOC)
     1.80%(b)                     04/05/02         1,280           1,280,000
   Illinois Development Finance Authority
     Multi-Family RB Series 2001 DN
     (A-1C+)
     1.71%(b)                     04/05/02        18,905          18,905,000
   Illinois Housing Development Authority
     RB Series 2000V DN (First Union
     Bank LOC) (VMIG-1)
     1.68%(b)                     04/05/02         6,020           6,020,000
   Illinois Housing Development Authority
     RB Series 2001B-2 AMT MB
     (ABN-AMRO Bank N.V. LOC)
     (VMIG-1)
     2.20%                        12/18/02         2,100           2,100,000


                                                   PAR
                                  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Illinois Sales Tax RB (Zurich Capital
     Markets Trust Receipts Project)
     Series 2001A DN (A-1+, VMIG-1)
     1.65%(b)                     04/05/02       $ 4,650        $  4,650,000
   Kankakee RB (Unipair Foundation, Inc.
     Project) Series 2001 DN (National
     City Bank N.A. LOC)
     1.60%(b)                     04/05/02         2,500           2,500,000
   Municipal Securities Trust Certificates
     RB Series 2002-2028A DN
     (MBIA Insurance) (A-1)
     1.67%(b)(c)                  04/05/02         4,955           4,955,000
   Naperville Economic Development
     Authority RB (Independence Village
     Associates Project) Series 1994
     DN (National City Bank N.A. LOC)
     1.60%(b)                     04/05/02         2,210           2,210,000
   Quad Cities Regional Economic
     Development Authority RB
     (Whitey's Ice Cream Manufacturing
     Project) Series 1995 AMT DN
     (Bank One N.A. LOC)
     1.80%(b)                     04/05/02         1,260           1,260,000
   Regional Transportation Authority GO
     (Merlots Project) Series 2001A-86
     DN (First Union Bank LOC)
     (VMIG-1)
     1.63%(b)                     04/05/02         4,005           4,005,000
   Regional Transportation Authority GO
     Series 2001A-48 DN (First Union
     Bank LOC) (A-1)
     1.63%(b)                     04/05/02         4,990           4,990,000
   Rockford RB (Fairhaven Christian
     Center Project) Series 2000 DN
     (Bank One N.A. LOC)
     1.65%(b)                     04/05/02         2,210           2,210,000
   Roselle Village IDRB (Abrasive-Form,
     Inc. Project) Series 1995 AMT DN
     (ABN-AMRO Bank N.V. LOC)
     1.77%(b)                     04/05/02         1,300           1,300,000
   Schaumburg IDRB (Termax Corp.
     Project) Series 2000 AMT DN
     1.80%(b)                     04/05/02         2,000           2,000,000
   Village of Schiller Park IDRB (Victor
     Products Corp. Project) Series 1995
     AMT DN (ABN-AMRO Bank
     N.V. LOC)
     1.77%(b)                     04/05/02           200             200,000
   Winnebago County RB (Mill Project)
     Series 1996 DN (Bank One N.A. LOC)
     1.64%(b)                     04/05/02            80              80,000
                                                                ------------
                                                                  92,950,000
                                                                ------------
INDIANA -- 7.1%
   Dekko Foundation Educational
     Facilities RB Series 2001 DN
     (Bank One N.A. LOC)
     1.70%(b)                     04/05/02         3,000           3,000,000
   Gary Redevelopment District
     Economic Growth RB Series
     2001A DN (American National
     Bank & Trust Co. LOC) (A-1)
     1.55%(b)                     04/05/02         1,845           1,845,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                   PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
   Greensburg Community Schools GO
     Series 2002 TAN
     2.75%                        12/31/02       $ 1,000        $  1,005,889
   Hendricks County Industrial
     Redevelopment Commission
     Tax Increment RB (Heartland
     Crossing Project) Series 2000A DN
     1.60%(b)                     04/05/02         1,100           1,100,000
   Indiana Bond Bank RB Series
     2001-9019 DN (A-1)
     1.67%(b)                     04/05/02         5,115           5,115,000
   Indiana Bond Bank RB Series
     2001A DN (VMIG-1)
     1.63%(b)                     04/05/02        15,605          15,605,000
   Indiana Development Finance Authority
     IDRB Series 2000 AMT DN (Bank
     One N.A. LOC)
     1.80%(b)                     04/05/02         8,000           8,000,000
   Indiana Educational Facility Authority
     GO (Wabash Project) Series 2002
     RAN (VMIG-1)
     2.36%                        03/20/03           750             752,916
   Indiana Housing Finance Authority
     Single Family Mortgage RB Series
     2001D-2 AMT MB
     1.95%                        12/17/02         6,000           6,000,000
   Knox Economic Development RB
     (J.W. Hicks Project) Series 1998
     AMT DN (Bank One N.A. LOC)
     1.80%(b)                     04/05/02         2,000           2,000,000
   Monroe County IDRB (Griner
     Engineering, Inc. Project) Series
     1997 AMT DN (National City Bank
     N.A. LOC)
     1.75%(b)                     04/05/02         1,496           1,496,000
   South Bend Economic Development
     RB (Goodwill Industries Michinana
     Project) Series 2001 DN (National
     City Bank N.A. LOC)
     1.60%(b)                     04/05/02         1,965           1,965,000
   Warren Township Vision 2005 School
     Building Corporation RB Series
     2001A-52 DN (First Union Bank
     LOC) (A-1)
     1.63%(b)                     04/05/02         3,300           3,300,000
                                                                ------------
                                                                  51,184,805
                                                                ------------
IOWA -- 0.8%
   Iowa Financial Authority Economic
     Development RB (Easter Seal
     Society Project) Series 1999 DN
     1.70%(b)                     04/05/02         2,880           2,880,000
   Iowa Financial Authority Economic
     Development RB (West Liberty
     Foods Project) Series 2002 DN
     1.75%(b)                     04/05/02         1,000           1,000,000
   Iowa State Certificates of Participation
     Series 1992 MB (Kredietbank LOC)
     (AAA, Aaa)
     6.25%                        07/01/02         2,000           2,017,346
                                                                ------------
                                                                   5,897,346
                                                                ------------


                                                   PAR
                                  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
KANSAS -- 1.1%
   Burlington County PCRB Series 2002
     TECP (National Rural Utilities LOC)
     (A-1, P-1)
     1.40%                        04/05/02       $ 2,000        $  2,000,000
   Sedgwick & Shawnee Counties Single
     Family RB Series 2001 AMT MB
     (Landesbank Hessen-Thuringen
     Girozentrale LOC) (VMIG-1)
     2.60%                        08/15/02         3,520           3,520,000
   Shawnee Private Activity RB (Simmons
     County Project) Series 1996 AMT
     DN (State Street Banking & Trust
     Co. LOC) (P-1)
     1.60%(b)                     04/05/02         2,485           2,485,000
                                                                ------------
                                                                   8,005,000
                                                                ------------
KENTUCKY -- 4.6%
   Calvert City PCRB (Air Products &
    Chemicals, Inc. Project) Series
     1993A DN (A-1)
     2.12%(b)                     04/05/02         3,000           3,000,000
   Calvert City PCRB Series 1993B
     DN (A-1)
     2.12%(b)                     04/05/02         1,000           1,000,000
   Carroll County Collateralized Solid
     Waste Disposal Facilities RB
     (Kentucky Utilities Company
     Project) Series 1994A AMT
     DN (A-1+, VMIG-1)
     1.65%(b)                     04/01/02         3,400           3,400,000
   Jefferson County PCRB Series 2001
     TECP (A-1, VMIG-1)
     1.60%                        05/09/02         8,200           8,200,000
   Jefferson County PCRB Series 2002 MB
     1.48%                        05/01/02         2,500           2,500,000
   Kentucky Turnpike Authority Economic
     Development Road RB
     (Revitalization Project)
     Series 1995 MB (AAA, Aaa)
     5.00%                        07/01/02           500             503,775
   McCreary County Industrial Building
     RB Series 1999B DN (Fifth Third
     Bank N.A. LOC)
     1.75%(b)                     04/05/02         2,105           2,105,000
   Newport Industrial Building RB
     (Newport Holdings Project)
     Series 2001A AMT DN
     1.67%(b)                     04/05/02         1,900           1,900,000
   Pulaski County Solid Waste Disposal
     RB (National Rural Utilities for East
     Kentucky Power Project) Series
     1993B MB (VMIG-1)
     1.90%                        08/15/02         3,000           3,000,000
   Trimble County PCRB Series 2001
     TECP (A-2, VMIG-1)
     1.60%                        05/09/02         8,000           8,000,000
                                                                ------------
                                                                  33,608,775
                                                                ------------
LOUISIANA -- 0.6%
   Louisiana Public Facilities Authority
     Hospital RB (Southern Baptist
     Hospitals, Inc. Project) Series 1992
     MB (FSA Insurance) (AAA, Aaa)
     6.80%                        05/15/02         2,000           2,051,969

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                   PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
LOUISIANA (CONTINUED)
   Louisiana State GO Series 1992A MB
     (AAA, Aaa)
     6.50%                        05/01/02       $ 2,500        $  2,557,347
                                                                ------------
                                                                   4,609,316
                                                                ------------
MARYLAND -- 1.7%
   Maryland Community Development
     Administration Department of
     Housing & Community Development
     RB (Residential Administration
     Project) Series 2002C AMT MB (Aa2)
     1.65%                        12/19/02         3,000           3,000,000
   Maryland Finance IDRB (Baltimore
     International Culinary Project)
     Series 1994 DN (Crestar Bank
     N.A. LOC)
     1.60%(b)                     04/05/02         3,325           3,325,000
   Montgomery County Housing Finance
     Authority RB Series 2001-1276 DN
     (A-1C+)
     1.76%(b)                     04/05/02         6,000           6,000,000
                                                                ------------
                                                                  12,325,000
                                                                ------------
MASSACHUSETTS -- 0.8%
   Holliston GO Series 2001 BAN
     (VMIG-1)
     3.75%                        05/24/02         4,328           4,334,307
   Massachusetts GO Series
     2002A-09 BAN (A-1)
     1.75%                        02/17/03         1,500           1,500,000
                                                                ------------
                                                                   5,834,307
                                                                ------------
MICHIGAN -- 3.0%
   Detroit Economic Development
     Corporation RB (EH Association
     Ltd. Project) Series 2002 DN
     1.85%(b)                     04/05/02         4,000           4,000,000
   Grand Valley Michigan State
     University RB Series 2001B DN
     (FGIC Insurance)
     1.47%(b)                     04/05/02         3,000           3,000,000
   Michigan Housing Development
     Authority RB (Laurel Valley Project)
     Series 1985 DN (VMIG-1)
     1.58%(b)                     04/05/02         7,600           7,600,000
   Michigan Municipal Board Authority
     RB Series 2001C-1 MB (SP-1+)
     3.50%                        08/22/02         2,000           2,007,025
   Michigan Strategic Fund RB (Kay
     Screen Printing, Inc. Project)
     Series 2000 AMT DN (Bank One
     N.A. LOC)
     1.80%(b)                     04/05/02         2,600           2,600,000
   Michigan Strategic Fund RB (True
     Industrial-Warren Project) Series
     2000 AMT DN (Bank One N.A. LOC)
     1.65%(b)                     04/05/02         1,700           1,700,000
   Pellston School District GO Series
     1992 MB (FSA Insurance)
     (AAA, Aaa)
     6.63%                        05/01/02         1,000           1,022,687
                                                                ------------
                                                                  21,929,712
                                                                ------------


                                                   PAR
                                  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
MINNESOTA -- 1.2%
   Hennepin County GO Series 2000B
     DN (Landesbank Hessen-Thuringen
     Girozentrale LOC) (A-1C+, VMIG-1)
     1.40%(b)                     04/05/02       $ 1,200        $  1,200,000
   Minneapolis & St. Paul Metro Airport
     RB Series 2001B AMT BAN
     3.75%                        08/01/02         1,000           1,003,516
   Minneapolis GO (Convention Center
     Project) Series 2001 DN (Bayerische
     Landesbank Girozentrale LOC)
     (A-1+, VMIG-1)
     1.40%(b)                     04/05/02         5,500           5,500,000
   Minnesota Higher Education Facility
     Authority RB Series 1992-3-L2 DN
     (Wells Fargo Bank LOC) (VMIG-1)
     1.40%(b)                     04/05/02           700             700,000
                                                                ------------
                                                                   8,403,516
                                                                ------------
MISSISSIPPI -- 0.6%
   Mississippi Bank Special Obligation
     RB Series 2001 DN (First Union
     Bank LOC)
     1.63%(b)                     04/05/02         4,095           4,095,000
                                                                ------------
MISSOURI -- 2.1%
   Lees Summit Multi-Family Housing RB
     (Affordable Housing Acquisition
     Project) Series 2001B DN
     1.65%(b)                     04/05/02         5,145           5,145,000
   Maries County Solid Waste
     Management IDRB (Kingsford
     Products Co. Project) Series 1993
     AMT DN (Clorox Co., Inc. Guaranty
     Trust LOC) (A-1)
     1.65%(b)                     04/05/02         5,100           5,100,000
   Medical Center Educational Building
     Corporation RB (Adult Hospital
     Project) Series 2001 DN (Amsouth
     Bank of Alabama LOC) (A-1)
     1.50%(b)                     04/05/02         1,000           1,000,000
   Missouri Development Finance Board
     GO Series 2001A BAN
     2.30%                        04/01/02         1,000           1,000,000
   Missouri Development Finance Board
     Infrastructure Facilities RB
     (Branson Project) Series 2002A
     BAN (SP-1)
     3.00%                        03/14/03         3,000           3,027,941
                                                                ------------
                                                                  15,272,941
                                                                ------------
MONTANA -- 0.6%
   Forsyth PCRB Series 2002 MB
     (AMBAC Insurance and Merrill
     Lynch & Co. SBPA) (A-1+)
     1.90%                        03/06/03         4,000           4,000,000
                                                                ------------
NEVADA -- 0.6%
   Clark County Economic Development
     RB (Lutheran Secondary School
     Association Project) Series 2000
     DN (VMIG-1)
     1.85%(b)                     04/05/02         1,600           1,600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                   PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEVADA (CONTINUED)
   Nevada Housing Division Single
     Family Mortgage RB Series 2002-2
     AMT MB
     1.80%                        03/31/03       $ 2,500        $  2,500,000
                                                                ------------
                                                                   4,100,000
                                                                ------------
NEW HAMPSHIRE -- 0.3%
   New Hampshire Health and Education
     Facilities Authority RB (Tilton School
     Project) Series 1999 DN (KeyBank
     N.A. LOC)
     1.60%(b)                     04/05/02         2,420           2,420,000
                                                                ------------
NEW JERSEY -- 6.1%
   Bridgewater Township GO Series 2001
     BAN
     2.45%                        10/11/02         1,500           1,503,012
   Butler GO Series 2001 BAN
     3.10%                        09/06/02         1,710           1,714,330
   Denville Township GO Series 2001
     BAN
     3.40%                        06/07/02         2,145           2,147,523
   Maywood GO Series 2001 BAN
     3.50%                        06/14/02         1,115           1,116,960
   Mendham Township GO Series 2001
     BAN
     3.40%                        06/06/02           792             793,329
   Middlesex GO Series 2001 BAN
     3.25%                        06/21/02         1,000           1,001,183
   Montgomery Township GO Series 2001
     BAN
     3.00%                        12/04/02         6,000           6,045,030
   New Jersey Economic Development
     Authority P-Float GO Series
     2001-827 MB (AMBAC Insurance
     and Merrill Lynch & Co. SBPA)
     (A-1C+)
     2.55%                        09/12/02         1,000           1,000,000
   New Jersey Economic Development
     Authority RB (Parke Place
     Association Project) Series 2000
     AMT DN (Commerce Bank N.A.
     LOC)
     1.68%(b)                     04/05/02         5,365           5,365,000
   New Jersey Educational Facilities
     Authority RB (Caldwell College
     Project) Series 2000B DN (Allied
     Irish Bank PLC LOC) (VMIG-1)
     1.60%(b)                     04/05/02           600             600,000
   Port Authority of New York and
     New Jersey Versatile Structure
     Obligations RB Series 1994-2 DN
     (Morgan Guaranty Trust LOC)
     (A-1+, VMIG-1)
     1.40%(b)                     04/01/02        21,250          21,250,000
   Vineland GO Series 2002 BAN
     3.00%                        07/17/02         1,850           1,857,320
                                                                ------------
                                                                  44,393,687
                                                                ------------
NEW MEXICO -- 0.5%
   Albuquerque Water and Sewer System
     RB Series 1992 MB (AA, A1)
     6.25%                        07/01/02         1,900           1,954,076


                                                   PAR
                                  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW MEXICO (CONTINUED)
   New Mexico Hospital Equipment Loan
     Council RB (Pooled Loan Program
     Project) Series 2000A DN
     (Landesbank Hessen-Thuringen
     Girozentrale LOC) (VMIG-1)
     1.85%(b)                     04/05/02       $ 1,885        $  1,885,000
                                                                ------------
                                                                   3,839,076
                                                                ------------
NEW YORK -- 1.4%
   Highland Falls GO (Fort Montgomery
     School Project) Series 2001 BAN
     (VMIG-1)
     3.00%                        07/11/02         1,770           1,771,287
   New York City Municipal Water Finance
     Authority Water and Sewer System
     RB Series 1992C DN (MBIA
     Insurance) (A-1+, VMIG-1)
     1.35%(b)                     04/01/02         2,500           2,500,000
   New York City Transitional Finance
     Authority Recovery Notes Series
     2001A MB (SP-1+, VMIG-1)
     3.25%                        10/02/02         3,300           3,318,232
   New York GO Series 2001A-8 DN
     (AMBAC Insurance) (A-1+, VMIG-1)
     1.45%(b)                     04/05/02         2,600           2,600,000
                                                                ------------
                                                                  10,189,519
                                                                ------------
NORTH CAROLINA -- 0.7%
   Mecklenburg County Certificates of
     Participation Series 2000 DN
     (A-1+, VMIG-1)
     1.50%(b)                     04/05/02           250             250,000
   North Carolina Medical Care
     Commission Hospital RB (Lutheran
     Retirement Project) Series 1999
     DN (Bank of America N.A. LOC)
     (VMIG-1)
     1.50%(b)                     04/05/02         2,250           2,250,000
   Raleigh County Certificates of
     Participation (Packaging Facilities
     Project) Series 2000A DN
     (A-1+, VMIG-1)
     1.55%(b)                     04/05/02           500             500,000
   Rockingham County Industrial
     Facilities and Pollution Control
     Finance Authority RB (Whiteridge,
     Inc. Project) Series 1998 AMT DN
     (Branch Banking & Trust Co. LOC)
     1.70%(b)                     04/05/02         1,000           1,000,000
   Wake County Casa Melvid Multi-Family
     Housing RB Series 2001A AMT DN
     (Suntrust Bank LOC) (VMIG-1)
     1.65%(b)                     04/05/02           200             200,000
   Washington County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Mackeys Ferry
     Sawmill, Inc. Project) Series 1997
     AMT DN (Wachovia Bank N.A. LOC)
     1.65%(b)                     04/05/02           800             800,000
                                                                ------------
                                                                   5,000,000
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                   PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
NORTH DAKOTA -- 0.2%
   Fargo IDRB (Owen Industries, Inc.
     Project) Series 1997 AMT DN
     (Mellon Bank LOC) (A-1)
     1.70%(b)                     04/05/02       $   650        $    650,000
   North Dakota Housing Finance Agency
     RB Series 2001A-19 DN (First
     Union Bank LOC) (VMIG-1)
     1.68%(b)                     04/05/02           550             550,000
                                                                ------------
                                                                   1,200,000
                                                                ------------
OHIO -- 9.3%
   American Municipal Power, Inc. RB
     (Bowling Green Project) Series 2001
     BAN
     2.25%                        12/04/02         1,000           1,000,000
   American Municipal Power, Inc. RB
     (Bryan Project) Series 2001 BAN
     2.85%                        08/22/02         2,500           2,500,000
   American Municipal Power, Inc. RB
     (City of Galion Project) Series 2001
     BAN
     2.35%                        11/15/02         1,500           1,500,000
   American Municipal Power, Inc. RB
     (Genoa Village Project) Series
     2001A BAN
     2.35%                        10/10/02           550             550,000
   Ashland GO Series 2001 BAN
     3.00%                        07/11/02         1,000           1,000,943
   Avon GO Series 2001 BAN
     2.80%                        09/06/02           750             750,789
   Barberton GO Series 2001 BAN
     2.80%                        09/05/02         1,845           1,846,934
   Bowling Green GO Series 2002
     BAN (VMIG-1)
     2.10%                        03/27/03           500             500,722
   Brecksville GO Series 2001 BAN
     3.20%                        05/30/02         1,000           1,000,424
   Butler County GO Series 2001B BAN
     2.97%                        06/13/02         2,530           2,531,279
   Cambridge Hospital Facilities RB
     (Regional Medical Center Project)
     Series 2001 DN (National City Bank
     N.A. LOC) (VMIG-1)
     1.55%(b)                     04/05/02         2,500           2,500,000
   Carroll County Health Care Facilities
     RB (Saint John's Villa Project)
     Series 2000 DN (National City
     Bank N.A. LOC)
     1.60%(b)                     04/05/02         1,145           1,145,000
   Cuyahoga County IDRB (Trio
     Diversified Co. Project) Series
     2000 AMT DN (KeyBank N.A. LOC)
     1.75%(b)                     04/05/02         2,480           2,480,000
   Defiance County GO Series 2001 BAN
     3.38%                        04/04/02         1,200           1,200,015
   Dover Municipal Sewer Systems GO
     Series 2001 BAN
     3.45%                        04/11/02         1,000           1,000,066
   Englewood GO Series 2001 BAN
     2.40%                        09/18/02           875             875,995
   Fairfield County GO Series 2001 BAN
     2.59%                        10/10/02         1,000           1,002,110


                                                   PAR
                                  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Green Health Care RB (Greater
     Akron-Canton Project) Series 1999
     DN (National City Bank N.A. LOC)
     1.60%(b)                     04/05/02       $ 1,660        $  1,660,000
   Hamilton County Health Care Facilities
     RB (Ronald McDonald House
     Project) Series 2000 DN (Fifth Third
     Bank N.A. LOC)
     1.58%(b)                     04/05/02         1,650           1,650,000
   Independence Economic Development
     RB (Spectrum Investment Ltd.
     Project) Series 2001 DN (U.S. Bank
     N.A. LOC)
     1.60%(b)                     04/05/02         2,900           2,900,000
   Jackson County GO Series 2001 BAN
     2.54%                        10/10/02         1,231           1,233,314
   Lebanon GO Series 2001 BAN
     3.21%                        05/23/02         1,690           1,690,959
   Logan County GO Series 2001 BAN
     2.37%                        11/13/02         1,485           1,486,701
   Lorain County Housing Financing
     Authority RB (Catholic Health
     Project) Series 2001 MB (Bank One
     N.A. LOC) (A-1+, VMIG-1)
     1.90%                        04/04/02         3,000           3,000,000
   Lucas County Economic Development
     Authority RB (Maumee Valley
     Country Day School Project) Series
     1998 AMT DN
     2.52%(b)                     04/05/02         1,290           1,290,000
   Lyndhurst GO Series 2002 BAN
     1.95%                        03/13/03         1,000           1,002,329
   Marysville GO Series 2001 BAN
     2.34%                        11/14/02         3,000           3,004,920
   Marysville Village School District GO
     Series 2001 BAN (VMIG-1)
     3.14%                        05/30/02         1,850           1,851,063
   Monroe GO Series 2001 BAN
     2.53%                        06/27/02         1,300           1,301,939
   Montgomery County Economic
     Development Authority RB
     (Dayton Art Institute Project) Series
     1996 DN (A-1)
     1.55%(b)                     04/05/02           500             500,000
   Morrow County GO Series 2001 BAN
     2.90%                        09/05/02         1,500           1,502,200
   North Canton GO Series 2002 MB
     2.20%                        03/27/03           600             601,448
   Ohio Air Quality Development
     Authority RB (JMG Funding Ltd.
     Partnership Project) Series 1995B
     AMT DN (Societe Generale LOC)
     (A-1+)
     1.50%(b)                     04/05/02           300             300,000
   Ohio Higher Educational Facility
     Community RB Series 2000C
     DN (Fifth Third Bank N.A. LOC)
     1.65%(b)                     04/05/02         1,745           1,745,000
   Ohio PCRB (Ross Incineration Project)
     Series 2000-1 AMT DN (Bank One
     N.A. LOC)
     1.80%(b)                     04/05/02         1,850           1,850,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                   PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio State Water Development
     Authority PCRB (Philip Morris Co.,
     Inc. Project) Series 1997 DN (P-1)
     1.65%(b)                     04/05/02       $ 3,700        $  3,700,000
   Ohio State Water Development
     Authority Solid Waste Facilities RB
     (Pel Project) Series 2001A AMT
     BAN
     2.85%                        08/01/02         3,000           3,000,000
   South Euclid GO Series 2002 BAN
     (VMIG-1)
     2.25%                        04/03/03         3,700           3,707,715
   Summit County Civic Facility RB
     (Akron Area Electric Joint Project)
     Series 2001 DN (KeyBank N.A.
     LOC)
     1.60%(b)                     04/05/02         1,860           1,860,000
   Tiffin Sanitation Sewer Improvement
     GO Series 2001 BAN
     3.15%                        06/27/02         1,100           1,100,636
   Twinsburg GO Series 2001 BAN
     3.25%                        08/29/02         1,000           1,002,567
   Wapakoneta GO Series 2001 BAN
     2.55%                        12/12/02           721             722,227
                                                                ------------
                                                                  67,047,295
                                                                ------------
OREGON -- 0.5%
   Geneva County Health Care Authority
     RB Series 2001 DN
     1.63%(b)                     04/05/02         2,833           2,833,000
   Port Portland International Airport RB
     (Project Fifteen) Series 2001B AMT
     MB (FGIC Insurance) (AAA, Aaa)
     4.50%                        07/01/02         1,000           1,004,402
                                                                ------------
                                                                   3,837,402
                                                                ------------
PENNSYLVANIA -- 3.0%
   Beaver County Hospital Authority RB
     (Medical Center Beaver, Inc. Project)
     Series 1992 MB (AMBAC Insurance)
     (AAA, Aaa)
     6.63%                        07/01/02         2,000           2,058,912
   Erie County Hospital Authority RB
     (Senior Living Services, Inc. Project)
     Series 2001 DN (Kredietbank LOC)
     (VMIG-1)
     1.55%(b)                     04/05/02           760             760,000
   Harrisburg Authority RB Series 2001
     DN (Bayerische Landesbank
     Girozentrale LOC) (A-1)
     1.53%(b)                     04/05/02         4,300           4,300,000
   Indiana County IDRB (Conemaugh
     Project) Series 1997A AMT DN
     (Union Bank of Switzerland LOC)
     (A-1, VMIG-1)
     1.60%(b)                     04/05/02           915             915,000
   New Garden General Authority RB
     (Municipal Pooled Financing
     Program) Series 1999 DN
     (AMBAC Insurance and Bank of
     Nova Scotia SBPA) (A-1+, VMIG-1)
     1.55%(b)                     04/05/02         5,000           5,000,000


                                                   PAR
                                  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 2002A-107 AMT MB
     (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.80%                        02/13/03       $ 5,000        $  5,000,000
   Pennsylvania Higher Educational
     Facilities Authority Health Services
     RB (The University of Pennsylvania
     Project) Series 1994B DN
     (A-1+, VMIG-1)
     1.40%(b)                     04/05/02         1,110           1,110,000
   Pennsylvania Higher Educational
     Facilities Authority Health Services
     RB (The University of Pennsylvania
     Project) Series 1998B DN (State
     Street Banking & Trust Co. LOC)
     (A-1+, VMIG-1)
     1.40%(b)                     04/05/02         1,400           1,400,000
   Scranton-Lackawanna Health &
     Welfare Hospital Authority RB
     (Community Medical Center Project)
     Series 1998 MB (MBIA Insurance)
     (Aaa)
     5.00%                        07/01/02         1,005           1,010,490
                                                                ------------
                                                                  21,554,402
                                                                ------------
RHODE ISLAND -- 0.5%
   North Providence GO Series 2001
     BAN (SP-1)
     3.00%                        08/08/02         4,000           4,004,125
                                                                ------------
SOUTH CAROLINA -- 1.1%
   Greer Combined Utility Systems RB
     Series 2001A BAN (VMIG-1)
     3.25%                        06/03/02         2,750           2,752,075
   South Carolina Economic Development
     Authority IDRB (Lakeshore Leasing
     Project) Series 2000 AMT DN
     1.80%(b)                     04/05/02         1,980           1,980,000
   South Carolina Economic Development
     Authority RB (Catholic Diocese
     Project) Series 1998 DN
     (NationsBank LOC) (A-1+)
     1.55%(b)                     04/05/02         2,300           2,300,000
   South Carolina Housing Finance and
     Development RB (Arrington Place
     Apartment Project) Series 2001 AMT
     DN (VMIG-1)
     1.65%(b)                     04/05/02         1,300           1,300,000
                                                                ------------
                                                                   8,332,075
                                                                ------------
TENNESSEE -- 0.6%
   Metropolitan Government Nashville &
     Davidson County Health &
     Education Facilities Board RB
     (Belmont University Project) Series
     1997 DN (Suntrust Bank LOC)
     1.50%(b)                     04/05/02         2,000           2,000,000
   Williamson County IDRB (Numatics,
     Inc. Project) Series 1996 AMT DN
     (Bank One N.A. LOC)
     1.80%(b)                     04/05/02         2,000           2,000,000
                                                                ------------
                                                                   4,000,000
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                   PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS -- 6.6%
   Austin Apartment Systems RB Series
     2000J AMT DN (MBIA Insurance)
     (VMIG-1)
     1.68%(b)                     04/05/02       $ 2,000        $  2,000,000
   Austin Water and Wastewater Systems
     RB Series 2000 DN (MBIA
     Insurance) (VMIG-1)
     1.63%(b)                     04/05/02         2,500           2,500,000
   Collin County Housing Finance
     Corporation Multi-Family RB
     Series 1999 DN (A-1C+)
     1.66%(b)                     04/05/02         5,000           5,000,000
   Haltom IDRB (Molded Products Co.
     Project) Series 1995 AMT DN
     (ABN-AMRO Bank N.V. LOC)
     (A-1+, VMIG-1)
     1.58%(b)                     04/05/02         1,865           1,865,000
   Lower Colorado River Authority RB
     Series 2000 DN
     1.63%(b)                     04/05/02         1,900           1,900,000
   Lower Colorado River Authority RB
     Series 2000 MB
     2.60%                        09/04/02         2,550           2,550,000
   Northside Independent School
     District GO (School Building
     Project) Series 2001A MB
     (A-1+, VMIG-1)
     3.00%                        08/01/02         2,000           2,002,614
   Texas GO Series 2001A-L32 TRAN
     (SP-1+, VMIG-1)
     3.75%                        08/29/02         7,000           7,034,988
   Texas Housing Agency Multi-Family
     Housing RB Series 2001 MB
     (A-1+)
     1.80%                        07/11/02         2,000           2,000,000
   Texas RB Series 2000 DN (VMIG-1)
     1.68%(b)                     04/05/02         8,200           8,200,000
   Texas State Department of Housing &
     Community Affairs Multi-Family RB
     Series 2001-1280 DN (A-1C+)
     1.76%(b)                     04/05/02         4,995           4,995,000
   Texas State Department of Housing &
     Community Affairs Multi-Family RB
     Series 2001-1350 DN (A-1C+)
     1.76%(b)                     04/05/02         3,000           3,000,000
   Texas State Department of Housing &
     Community Affairs RB Series 2001E
     AMT MB (A-1+, VMIG-1)
     2.20%                        07/01/02         4,000           4,001,966
   University of Texas Permanent
     University Fund RB Series 1997 MB
     (AAA, Aaa)
     5.00%                        07/01/02         1,000           1,005,742
                                                                ------------
                                                                  48,055,310
                                                                ------------
VERMONT -- 0.1%
   Vermont IDRB (Wallace Computer
     Service Project) Series 1984 DN
     (Wachovia Bank N.A. LOC)
     1.50%(b)                     04/05/02           900             900,000
                                                                ------------


                                                   PAR
                                  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA -- 0.6%
   Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988C DN
     (Inova Health System Guaranteed)
     (A-1+, VMIG-1)
     1.55%(b)                     04/05/02       $ 1,800        $  1,800,000
   Henrico County Economic
     Development Authority Facility RB
     (Infineon Technologies Project)
     Series 2001 AMT DN (Bank of
     America N.A. LOC)
     1.60%(b)                     04/05/02         1,500           1,500,000
   Roanoke GO Series 2002A MB
     (AA, Aa3)
     3.00%                        10/01/02         1,000           1,007,938
                                                                ------------
                                                                   4,307,938
                                                                ------------
WASHINGTON -- 2.1%
   ABN-AMRO Munitops Certificates
     Trust GO Series 2001 DN (MBIA
     Insurance)
     1.57%(b)                     04/05/02         2,500           2,500,000
   Chelan County Public Utility District
     RB Series 2001B DN (MBIA
     Insurance) (A-1)
     1.68%(b)                     04/05/02         1,150           1,150,000
   Energy Northwest Electric RB Series
     2002-II-R-150 DN (MBIA Insurance)
     (VMIG-1)
     1.75%(b)                     04/05/02         3,000           3,000,000
   Seattle Municipal Light and Power RB
     Series 2001A-56 DN (First Union
     Bank LOC) (VMIG-1)
     1.63%(b)                     04/05/02         7,485           7,485,000
   Yakima County Public Corporation RB
     Series 2000 AMT DN (A-1+)
     1.65%(b)                     04/05/02           900             900,000
                                                                ------------
                                                                  15,035,000
                                                                ------------
WEST VIRGINIA -- 1.1%
   Municipal Securities Trust Certificates
     RB Series 2002A-9026 DN (A-1)
     1.67%(b)                     04/05/02         7,990           7,990,000
                                                                ------------
WISCONSIN -- 6.0%
   Amery IDRB (Plastech Corp. Project)
     Series 1997 AMT DN (U.S. Bank
     N.A. LOC)
     1.85%(b)                     04/05/02         2,000           2,000,000
   Appleton Redevelopment Authority RB
     Series 2001B DN (VMIG-1)
     1.60%(b)                     04/05/02         8,400           8,400,000
   Chilton School District GO Series 2002
     BAN (VMIG-1)
     1.91%                        12/23/02         2,200           2,201,787
   Mequon IDRB (Johnson Level GRW
     Investment Project) Series 1995
     AMT DN (Bank One N.A. LOC)
     1.80%(b)                     04/01/02           920             920,000
   Rapids IDRB (Theile Kaolin of
     Wisconsin, Inc. Project) Series 1998
     AMT DN (Suntrust Bank LOC)
     1.60%(b)                     04/05/02         1,600           1,600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                   PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
   Southeast Wisconsin Professional
     Baseball Park RB Series 2000Y DN
     (MBIA Insurance) (VMIG-1)
     1.63%(b)                     04/05/02       $ 2,280        $  2,280,000
   Waukesha School District Promissory
     Notes Series 2001 TRAN (VMIG-1)
     3.00%                        08/21/02        10,500          10,515,118
   Whitewater IDRB (Husco International,
     Inc. Project) Series 1997 AMT DN
     (LaSalle National Bank LOC) (A-1+)
     1.58%(b)                     04/05/02           500             500,000
   Wisconsin Health & Educational
     Facilities Authority RB (Children's
     Hospital of Wisconsin, Inc. Project)
     Series 1992 MB (FGIC Insurance)
     (AAA, Aaa)
     6.50%                        08/15/02         7,000           7,234,640
   Wisconsin Health & Educational
     Facilities Authority RB (Edgewood
     College Project) Series 1997 DN
     (Bank One N.A. LOC)
     1.65%(b)                     04/05/02         7,490           7,490,000
                                                                ------------
                                                                  43,141,545
                                                                ------------
WYOMING -- 1.2%
   Converse County Environmental
     Improvement RB (Pacificorp, Inc.
     Project) Series 1995 AMT DN
     (A-1, P-1)
     2.60%(b)                     04/01/02         2,000           2,000,000
   Lincoln County PCRB Series 1991 DN
     3.40%(b)                     04/05/02         5,000           5,000,000
   Wyoming GO Series 2001 BAN
     2.30%                        09/13/02         1,766           1,769,102
                                                                ------------
                                                                   8,769,102
                                                                ------------


                                                   PAR
                                  MATURITY        (000)            VALUE
                                  --------       -------        ------------
MUNICIPAL BONDS (CONTINUED)
MULTI-STATES -- 2.3%
   Societe Generale Pool Trust RB Series
     2001B SG P-13 DN (AA-)
     1.73%(b)                     04/05/02       $16,635        $ 16,635,000
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $726,382,231(a))                         100.3%         726,382,231

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                 (0.3%)         (2,349,111)
                                                  ------        ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 479,010,367 Institutional
   shares, 124,747,931 Service shares,
   112,627,089 Hilliard Lyons shares and
   7,688,205 Investor A shares
   outstanding)                                   100.0%        $724,033,120
                                                  ======        ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE, HILLIARD
   LYONS AND INVESTOR A SHARE
   ($724,033,120 / 724,073,592)                                        $1.00
                                                                       =====
----------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.
(c) Security exempt from  registration  under Rule 144A of the Securities Act of
    1933.   These   securities  may  be  resold  in  transactions   exempt  from
    registration, normally to qualified institutional investors.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS -- 98.4%
NEW JERSEY -- 97.7%
   Bergen County Improvement Authority
     Lease RB (Guaranteed Capital
     Equipment Project) Series 2002A
     MB (Aaa)
     3.50%                        03/01/03      $   315        $    319,252
   Bernards Township Sewer Authority
     RB Series 1985 MB (Wachovia
     Bank N.A. LOC)
     2.00%                        12/15/02        2,300           2,300,000
   Bordentown Township GO Series 2001
     BAN
     3.50%                        07/19/02        2,375           2,380,519
   Bridgewater Township GO Series 2001
     BAN
     2.45%                        10/11/02        3,400           3,405,841
   Butler GO Series 2001 BAN
     3.10%                        09/06/02        3,000           3,007,597
   Camden County GO Series 2002 MB
     (FSA Insurance) (AAA, Aaa)
     3.00%                        06/01/02          235             235,529
   Camden County Improvement Authority
     RB (Jewish Community Center
     Project) Series 1995 DN (National
     Westminster Bank LOC) (VMIG-1)
     1.45%(b)                     04/05/02          260             260,000
   Chatham Boro GO Series 2002 BAN
     2.50%                        08/15/02        1,421           1,426,603
   Chester Township GO Series 2001
     BAN
     3.25%                        05/31/02        1,297           1,297,934
   Delaware River Port Authority New
     Jersey and Pennsylvania P-Floats
     RB Series 1999-606 DN (FSA
     Insurance and Merrill Lynch & Co.
     SBPA) (A-1+)
     1.43%(b)                     04/05/02        8,200           8,200,000
   Delaware River Port Authority New
     Jersey and Pennsylvania RB
     (Merlots Project) Series 2000B-04
     DN (First Union Bank LOC)
     (VMIG-1)
     1.53%(b)                     04/05/02        2,500           2,500,000
   East Amwell Township GO Series 2002
     BAN
     2.50%                        03/07/03        2,153           2,167,259
   Ewing and Lawrence Sewer Authority
     RB Series 2002 MB (Aaa)
     3.00%                        12/15/02          560             565,850
   Franklin Boro GO Series 2002 MB
     (FSA Insurance) (Aaa)
     3.00%                        10/01/02          170             171,260
   Freehold GO Series 2002 BAN
     2.65%                        08/16/02        2,675           2,686,537
   Hackettstown GO Series 2001 BAN
     2.65%                        10/10/02        1,120           1,123,209
   Hillsdale GO Series 2001 BAN
     3.50%                        04/05/02        1,000           1,000,032
   Hoboken GO Series 1991 MB (FSA
     Insurance) (AAA, Aaa)
     6.65%                        08/01/02          100             103,517
   Hopewell Boro GO Series 2001 BAN
     2.50%                        09/27/02        1,328           1,330,622
   Jersey City GO Series 1999A MB
     (Kredietbank LOC) (AAA, Aaa)
     5.00%                        10/01/02          500             508,737


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Maywood GO Series 2001 BAN
     3.50%                        06/14/02      $ 1,000        $  1,001,577
   Mercer County Improvement Authority
     RB (Atlantic Financial and Johnson
     Project) Series 1998 DN (MBIA
     Insurance and Bank of America N.A.
     LOC) (A-1+)
     1.43%(b)                     04/05/02        1,700           1,700,000
   Middlesex County GO Series 1999 MB
     (AAA, Aaa)
     4.60%                        07/15/02          750             756,436
   Middlesex County Improvement
     Authority Lease RB (Guaranteed
     Capital Equipment Project) Series
     2001 MB (AAA)
     2.65%                        08/15/02          700             700,000
   Monroe Township, Middlesex County
     GO Series 2001 BAN
     3.50%                        07/22/02        2,000           2,005,077
   Montgomery Township GO Series
     2001 BAN
     3.00%                        12/04/02          500             503,753
   Moorestown Township GO Series 2001
     BAN
     2.50%                        05/30/02        1,000           1,000,720
   Morris County GO Series 1995 MB
     (AAA, Aaa)
     6.00%                        07/15/02          150             151,497
   New Jersey Economic Development
     Authority Marketing Transition
     Facilities RB Series 1994A MB
     (MBIA Insurance) (AAA, Aaa)
     5.40%                        07/01/02        1,300           1,311,457
   New Jersey Economic Development
     Authority Multi-Mode IDRB (V and
     S Amboy Galvanizing LLC Project)
     Series 1999 AMT DN (KeyBank
     N.A. LOC)
     1.75%(b)                     04/05/02        3,280           3,280,000
   New Jersey Economic Development
     Authority Natural Gas Facilities RB
     (Natural Gas Co. Project)
     Series 1998B AMT DN (Bank of
     New York LOC) (A-1+, VMIG-1)
     1.40%(b)                     04/05/02        5,100           5,100,000
   New Jersey Economic Development
     Authority P-Float GO Series
     2001-827 MB (AMBAC Insurance
     and Merrill Lynch & Co. SBPA)
     (A-1C+)
     2.55%                        09/12/02        1,995           1,995,000
   New Jersey Economic Development
     Authority RB (ARND LLC Project)
     Series 2000 AMT DN (First Union
     Bank LOC)
     1.45%(b)                     04/05/02        1,700           1,700,000
   New Jersey Economic Development
     Authority RB (Beldar Business Form
     Manufacturing Project) Series 1999
     AMT DN (First Union Bank LOC)
     1.50%(b)                     04/05/02        1,000           1,000,000
   New Jersey Economic Development
     Authority RB (Bethany Baptist
     Church Project) Series 1998 DN
     (First Union Bank LOC)
     1.40%(b)                     04/05/02        2,960           2,960,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Denglas Technologies
     Project) Series 2000 AMT DN
     (Commerce Bank N.A. LOC)
     1.68%(b)                     04/05/02      $ 4,590        $  4,590,000
   New Jersey Economic Development
     Authority RB (Dow Chemical, Inc.
     Guaranty and El Dorado Terminals
     Project) Series 1999A DN
     1.55%(b)                     04/01/02        1,800           1,800,000
   New Jersey Economic Development
     Authority RB (Facile Holdings, Inc.
     Project) Series 1998 AMT DN
     (First Union Bank LOC) (A-1,
     VMIG-1)
     1.40%(b)                     04/05/02        5,340           5,340,000
   New Jersey Economic Development
     Authority RB (Far Sighted
     Investment LLC Project) Series
     1998A DN (First Union Bank LOC)
     1.50%(b)                     04/05/02        1,180           1,180,000
   New Jersey Economic Development
     Authority RB (Hamilton Industrial
     Development Project) Series 1998
     DN (First Union Bank LOC)
     1.45%(b)                     04/05/02        1,860           1,860,000
   New Jersey Economic Development
     Authority RB (J. James Realty Co.
     Project) Series 1998 AMT DN
     (First Union Bank LOC)
     1.50%(b)                     04/05/02          690             690,000
   New Jersey Economic Development
     Authority RB (Jewish Community
     Foundation of Metro West Project)
     Series 1998 DN (First Union Bank
     LOC)
     1.35%(b)                     04/05/02          100             100,000
   New Jersey Economic Development
     Authority RB (Kenwood USA Corp.
     Project) Series 1985 DN (Bank of
     New York LOC) (P-1)
     1.40%(b)                     04/05/02        6,000           6,000,000
   New Jersey Economic Development
     Authority RB (Local Housing
     Project) Series 1992D-1 AMT DN
     (Banque Nationale de Paribas LOC)
     (VMIG-1)
     1.50%(b)                     04/05/02          350             350,000
   New Jersey Economic Development
     Authority RB (New Jersey Natural
     Gas Co. Project) Series 1998C DN
     (AMBAC Insurance) (A-1+, VMIG-1)
     1.40%(b)                     04/05/02        1,000           1,000,000
   New Jersey Economic Development
     Authority RB (Newark Fibers, Inc.
     Project) Series 1998 AMT DN
     (Bank of New York LOC)
     1.60%(b)                     04/05/02        1,200           1,200,000
   New Jersey Economic Development
     Authority RB (Ninette Group LP
     Project) Series 1998 AMT DN
     (First Union Bank LOC) (VMIG-1)
     1.50%(b)                     04/05/02          700             700,000


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Parke Place
     Association Project) Series 2000
     AMT DN (Commerce Bank N.A.
     LOC)
     1.68%(b)                     04/05/02      $ 2,795        $  2,795,000
   New Jersey Economic Development
     Authority RB (Pennington Montessori
     School Project) Series 1998 AMT
     DN (First Union Bank LOC)
     1.50%(b)                     04/05/02        1,290           1,290,000
   New Jersey Economic Development
     Authority RB (R. Realty Co. Project)
     Series 1996 DN (First Union Bank
     LOC)
     1.35%(b)                     04/05/02          225             225,000
   New Jersey Economic Development
     Authority RB (St. James Prep. and
     Social Service Project) Series 1998
     DN (First Union Bank LOC)
     1.35%(b)                     04/05/02        1,200           1,200,000
   New Jersey Economic Development
     Authority RB (Thermal Energy LP
     Project) Series 1995 AMT DN (First
     National Bank LOC)
     1.50%(b)                     04/05/02        6,000           6,000,000
   New Jersey Economic Development
     Authority RB (Wechsler Coffee Corp.
     Project) Series 1998 AMT DN (First
     Union Bank LOC)
     1.50%(b)                     04/05/02        1,105           1,105,000
   New Jersey Economic Development
     Authority RB (Wood Hollow
     Associates Project) Series 1997
     AMT DN (First Union Bank LOC)
     (A-1)
     1.40%(b)                     04/05/02        2,125           2,125,000
   New Jersey Economic Development
     Authority Thermal Energy Facilities
     RB (Marina Energy LLC Project)
     Series 2001A AMT DN (First Union
     Bank LOC) (A-1, VMIG-1)
     1.50%(b)                     04/05/02        1,300           1,300,000
   New Jersey Environmental
     Infrastructure RB (Wastewater
     Treatment Project) Series 2001A MB
     (AAA, Aaa)
     4.60%                        05/15/02          350             350,680
   New Jersey Housing and Mortgage
     Finance Agency RB (Merlots
     Project) Series 2000A-2 DN (MBIA
     Insurance and Wachovia Bank N.A.
     SBPA) (Aaa)
     1.58%(b)                     04/05/02        2,485           2,485,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1999
     AMT DN (MBIA Insurance) (A-1+)
     1.43%(b)                     04/05/02        1,720           1,720,000
   New Jersey State Educational Facilities
     Authority RB (Princeton University
     Project) Series 2000H MB
     (AAA, Aaa)
     4.75%                        07/01/02          500             503,905

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey State Educational Facilities
     Authority RB (Princeton University
     Project) Series 2000SG-148 DN
     (Societe Generale LOC) (A-1+)
     1.38%(b)                     04/05/02      $   920        $    920,000
   New Jersey State Educational Facilities
     Authority RB (William Patterson
     University Project) Series 2000A MB
     (AAA, Aaa)
     5.75%                        07/01/02          300             303,200
   New Jersey State GO Series 1991
     MB (AA+, Aaa)
     6.00%                        08/01/02        1,000           1,014,222
     6.25%                        08/01/02          350             359,167
     6.38%                        08/01/02          115             118,591
   New Jersey State Health Care
     Facilities Financing Authority RB
     (First Union Merlots Project) Series
     2001A DN (First Union Bank LOC)
     (VMIG-1)
     1.53%(b)                     04/05/02        2,685           2,685,000
   New Jersey State Municipal Trust
     Certificates ZTC-37 GO Series
     2001A DN (ZCM Matched Funding
     Corp. LOC) (VMIG-1)
     1.48%(b)                     04/05/02        6,000           6,000,000
   New Jersey State Municipal Trust
     Certificates ZTC-39 GO Series
     2001A DN (ZCM Matched Funding
     Corp. LOC) (VMIG-1)
     1.48%(b)                     04/05/02       10,000          10,000,000
   New Jersey State Transportation Trust
     Fund Authority RB Series 1993A
     MB (Aaa)
     4.63%                        06/15/02          300             301,829
   New Jersey State Transportation Trust
     Fund Authority RB Series 1994A
     MB (Aaa)
     5.40%                        12/15/02        2,000           2,055,046
   New Jersey State Transportation Trust
     Fund Authority RB Series
     2002II-R-149 MB (VMIG-1)
     1.70%                        02/20/03        3,495           3,495,000
   New Jersey Turnpike ABN-AMRO
     MuniTops Certificates RB Series
     2000-6 DN (MBIA Insurance and
     ABN-AMRO Bank N.V. LOC)
     (VMIG-1, F-1+)
     1.40%(b)                     04/05/02        3,500           3,500,000
   North Bergen Township GO Series
     2001 BAN (VMIG-1)
     3.25%                        05/17/02        1,500           1,500,734
   Port Authority of New Jersey and New
     York RB Series 2000 DN (MBIA
     Insurance) (VMIG-1)
     1.58%(b)                     04/05/02        4,700           4,700,000
   Rutgers State University RB Series
     1997U MB (AA, Aa3)
     4.13%                        05/01/02          200             200,156


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Salem County Pollution Control
     Financing Authority PCRB (E.I.
     DuPont de Nemours Project) Series
     1982A DN (A-1+, VMIG-1)
     1.45%(b)                     04/05/02      $ 9,600        $  9,600,000
   Salem County Pollution Control
     Financing Authority RB (Atlantic
     City Electric Co. Project) Series
     1997B AMT DN (Bank of New York
     LOC) (A-1+, VMIG-1)
     1.35%(b)                     04/05/02          400             400,000
   South Jersey Transportation Systems
     Authority RB Series 1992B MB
     (AAA)
     5.90%                        11/01/02        1,965           2,046,800
   Vineland GO Series 2002 BAN
     3.00%                        07/17/02        4,000           4,015,827
   Waldwick GO Series 2002 BAN
     2.70%                        05/24/02        2,694           2,698,026
   Washington Township, Morris County
     GO Series 2001 BAN
     2.75%                        11/01/02        1,000           1,004,021
   West Milford Township GO Series
     2002 MB (FGIC Insurance) (Aaa)
     4.40%                        01/01/03          275             279,896
                                                               ------------
                                                                163,262,915
                                                               ------------
PENNSYLVANIA -- 0.6%
   Delaware River Joint Toll Bridge
     Commission of New Jersey and
     Pennsylvania GO Series 2001 BAN
     2.25%                        11/01/02        1,000           1,001,766
                                                               ------------
PUERTO RICO -- 0.1%
   Puerto Rico Government Development
     Bank RB Series 1985 DN (MBIA
     Insurance) (A-1+, VMIG-1)
     1.36%(b)                     04/05/02          100             100,000
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $164,364,681(a))                         98.4%         164,364,681

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                  1.6%           2,691,971
                                                 ------        ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 91,967,866 Institutional
   shares, 59,421,498 Service shares
   and 15,681,727 Investor A shares
   outstanding)                                  100.0%        $167,056,652
                                                 ======        ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($167,056,652 / 167,071,091)                                       $1.00
                                                                      =====
----------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS -- 99.7%
NORTH CAROLINA -- 87.6%
   Buncombe County GO Series 1996
     MB (AA, Aa2)
     4.50%                        04/01/02       $  200        $    200,000
   Buncombe County GO Series 1997
     DN (Wachovia Bank N.A. SBPA)
     (A-1+, VMIG-1)
     1.55%(b)                     04/05/02        4,790           4,790,000
   Buncombe County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Lustar Dyeing, Inc.
     Project) Series 1998 AMT DN
     (First Union Bank LOC)
     1.70%(b)                     04/05/02        2,475           2,475,000
   Cary County GO Series 1996 MB
     (AAA, Aaa)
     5.20%                        04/01/02          150             150,000
   Chapel Hill GO Series 2002 MB
     (AA+, Aaa)
     3.00%                        04/01/02          155             156,483
   Charlotte Airport RB Series 1993A DN
     (MBIA Insurance and Commerzbank
     SBPA) (A-1+, VMIG-1)
     1.40%(b)                     04/05/02        2,970           2,970,000
   Charlotte Airport RB Series 1997A AMT
     DN (MBIA Insurance and Chase
     Manhattan Bank SBPA)
     (A-1+, VMIG-1)
     1.45%(b)                     04/05/02        4,300           4,300,000
   Charlotte Certificates of Participation
     (Public Safety Facilities Project)
     Series 2000D MB (AA+, Aa1)
     5.00%                        06/01/02          165             165,824
   Charlotte Certificates of Participation
     Series 2000 MB (Aa1)
     5.50%                        03/01/03        1,000           1,031,996
   Charlotte Certificates of Participation
     Series 2001B MB (AA+, Aa1)
     3.50%                        06/01/02          550             551,229
   Charlotte County GO Series 1992 MB
     (AAA, Aaa)
     5.20%                        07/01/02        2,000           2,018,952
   Charlotte GO Series 1992A MB
     (AAA, Aaa)
     5.00%                        07/01/02          250             252,259
   Charlotte GO Series 1998 MB
     (AAA, Aaa)
     5.00%                        02/01/03          400             411,707
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 996D DN
     (NationsBank LOC) (A-1, VMIG-1)
     1.40%(b)                     04/05/02          400             400,000
   Chatham County GO Series 2001
     MB (A+, A1)
     3.00%                        05/01/02          270             270,109
   Durham Certificates of Participation
     Series 1992 MB (AA+)
     6.10%                        07/15/02          250             258,290
   Durham County GO Series 2000 MB
     (AAA, Aaa)
     5.40%                        05/01/02          250             250,662
   East Carolina University RB (Athletic
     Facilities Student Fee Project)
     Series 1994 MB (AMBAC Insurance)
     (AAA, Aaa)
     4.85%                        05/01/02          150             150,260


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   East Carolina University RB (Athletic
     Facilities Student Fee Project)
     Series 2001C MB (AMBAC
     Insurance) (Aaa)
     3.00%                        05/01/02      $   450        $    450,367
   East Carolina University RB
     (Housing and Dining Facilities
     Project) Series 1995 MB (MBIA
     Insurance) (AAA, Aaa)
     5.25%                        11/01/02          200             203,812
   Greene County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Federal Paper Board Co., Inc.
     Project) Series 1989 AMT DN
     (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.65%(b)                     04/05/02        1,600           1,600,000
   Greensboro Certificates of
     Participation (Equipment Acquisition
     Project) Series 2000 DN
     (A-1+, VMIG-1)
     1.45%(b)                     04/05/02        1,900           1,900,000
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Quantum Group, Inc. Project)
     Series 2000 AMT DN (Bank of
     America N.A. LOC) (F-1+, AA)
     1.60%(b)                     04/05/02        1,140           1,140,000
   Harnett County Certificates of
     Participation Series 2000 MB
     (FSA Insurance) (AAA, Aaa)
     4.75%                        12/01/02          200             204,280
   Henderson County GO Series 1998
     MB (MBIA Insurance) (AAA, Aaa)
     4.00%                        06/01/02          500             501,609
   Iredell County Industrial Facilities and
     Pollution Control Financing Authority
     RB (B and B Fabricators Project)
     Series 1999 AMT DN (Bank of
     America N.A. LOC) (F-1+, AA)
     1.60%(b)                     04/05/02        3,200           3,200,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Trion, Inc. Project) Series 1995
     DN (Wachovia Bank N.A. LOC)
     1.60%(b)                     04/05/02          100             100,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Var-Arden Corp. Project) Series
     1999 AMT DN (Commercial Bank of
     Detroit N.A. LOC)
     1.65%(b)                     04/05/02        4,800           4,800,000
   Mecklenburg County Certificates of
     Participation Series 2000 DN
     (A-1+, VMIG-1)
     1.50%(b)                     04/05/02          300             300,000
   Mecklenburg County GO
     Series 1993 MB
     4.10%                        04/01/02          450             450,000
     4.10%                        04/01/03        3,500           3,589,753
   Mecklenburg County GO Series 2000D
     MB (AAA, Aaa)
     4.75%                        04/01/02        3,000           3,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Mecklenburg County GO Series
     2000E DN (Bank of America N.A.
     LOC) (A-1+, VMIG-1)
     1.55%(b)                     04/05/02      $   700        $    700,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Griffith
     Micro Science Project) Series 1995
     AMT DN (ABN-AMRO Bank N.V.
     LOC) (A-1+)
     1.60%(b)                     04/05/02        1,500           1,500,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Otto
     Industries, Inc. Project) Series 1988
     DN (Bank of Austria LOC)
     1.60%(b)                     04/05/02        2,460           2,460,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB
     (Piedmont Plastics Project) Series
     1997 AMT DN (Branch Banking
     & Trust Co. LOC)
     1.70%(b)                     04/05/02        3,560           3,560,000
   New Hanover County Industrial
     Facilities IDRB (Interroll Corp.
     Project) Series 1989 DN (Bank of
     America N.A. LOC) (A-1+, VMIG-1)
     1.60%(b)                     04/05/02          495             495,000
   North Carolina Capital Improvement
     GO Series 1994A MB (AAA, Aaa)
     4.70%                        02/01/03          150             153,802
   North Carolina Educational Facilities
     Financing Agency RB (Gaston Day
     School Project) Series 2000 DN
     (Bank of America N.A. LOC) (F-1+)
     1.50%(b)                     04/05/02          100             100,000
   North Carolina Housing Finance
     Agency RB (Merlots Project)
     Series 2000A-37 DN (First Union
     Bank LOC) (VMIG-1)
     1.68%(b)                     04/05/02        2,880           2,880,000
   North Carolina Housing Finance
     Authority RB (Merlots Project)
     Series 2001A-70 DN (First Union
     Bank LOC) (VMIG-1)
     1.68%(b)                     04/05/02        2,405           2,405,000
   North Carolina Housing Financing
     Agency P-Float RB Series 2002
     PA 982R DN
     1.57%(b)                     04/05/02        2,245           2,245,000
   North Carolina Medical Care
     Commission Health Care Facilities
     RB (Lutheran Services for the Aging
     Project) Series 1998 DN (Branch
     Banking & Trust Co. LOC) (A-1)
     1.55%(b)                     04/05/02          100             100,000
   North Carolina Medical Care
     Commission Health Systems RB
     (Catholic Health East Project) Series
     1998D DN (A-1+, VMIG-1)
     1.44%(b)                     04/05/02          700             700,000


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care
     Commission Hospital RB (Alamance
     Health Services, Inc. Project) Series
     1992 MB (AAA, Aaa)
     6.38%                        08/15/02      $   500        $    517,230
   North Carolina Medical Care
     Commission Hospital RB (Angel
     Medical Center, Inc. Project) Series
     1997 DN (First Union Bank LOC)
     (A-1)
     1.50%(b)                     04/05/02          600             600,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1996 DN
     (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     1.44%(b)                     04/05/02          200             200,000
   North Carolina Medical Care
     Commission Hospital RB
     (Duke University Hospital Project)
     Series 1985D DN (A-1+, VMIG-1)
     1.45%(b)                     04/05/02          300             300,000
   North Carolina Medical Care
     Commission Hospital RB (Lincoln
     Health System Project) Series
     1996A DN (Bank of America N.A.
     LOC) (A-1, VMIG-1)
     1.50%(b)                     04/05/02          900             900,000
   North Carolina Medical Care
     Commission Hospital RB (Lutheran
     Retirement Project) Series 1999 DN
     (Bank of America N.A. LOC) (VMIG-1)
     1.50%(b)                     04/05/02          105             105,000
   North Carolina Medical Care
     Commission Hospital RB (McDowell
     Hospital, Inc. Project)
     Series 1999 DN (A-1)
     1.50%(b)                     04/05/02          900             900,000
   North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 1993 DN (Wachovia Bank
     N.A. LOC) (A-1+)
     1.60%(b)                     04/05/02          300             300,000
   North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 1995 DN (Wachovia Bank
     N.A. LOC) (A-1+)
     1.60%(b)                     04/05/02          200             200,000
   North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 1998 DN (Wachovia Bank
     N.A. LOC) (A-1+)
     1.60%(b)                     04/05/02          300             300,000
   North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 2001A DN (Chase Manhattan
     LOC) (A-1+)
     1.45%(b)                     04/05/02        2,500           2,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care
     Commission Hospital RB (Park
     Ridge Hospital Project) Series 1988
     DN (Bank of America N.A.
     LOC) (A-1)
     1.45%(b)                     04/05/02      $ 7,400        $  7,400,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1985 DN (MBIA Insurance)
     (A-1+, VMIG-1)
     1.40%(b)                     04/05/02        2,500           2,500,000
   North Carolina Medical Care
     Commission Hospital RB (St. Joseph
     Hospital Project) Series 1994 MB
     (AAA, Aaa)
     4.40%                        10/01/02          450             455,565
   North Carolina Medical Care
     Commission RB (Retirement
     Facilities First Mortgage Project)
     Series 2001C DN (Branch Banking
     & Trust Co. LOC) (A-1)
     1.70%(b)                     04/05/02        2,500           2,500,000
   North Carolina Medical Care
     Community Retirement Facilities RB
     Series 2001 DN (Branch Banking &
     Trust Co. LOC) (A-1)
     1.70%(b)                     04/05/02        1,200           1,200,000
   North Carolina Municipal Power Agency
     RB (Catawba Electric Project) Series
     1992 MB (AAA, Aaa)
     5.90%                        01/01/03        1,000           1,030,392
   North Carolina Ports Authority Exempt
     Facilities RB (Wilmington Bulk LLC
     Project) Series 2001A DN (Branch
     Banking & Trust Co. LOC)
     1.70%(b)                     04/05/02        3,000           3,000,000
   North Carolina State GO Series
     2000A MB (AAA, Aaa)
     5.00%                        09/01/02        3,000           3,044,912
   North Carolina State Highway GO
     Series 1997A MB (AAA, Aaa)
     4.50%                        05/01/02        1,000           1,001,750
   North Carolina State Public
     Improvement GO Series 2002A MB
     (AAA, Aaa)
     4.00%                        03/01/03        2,350           2,396,839
   North Carolina State Public School
     Building GO Series 1999 MB
     (AAA, Aaa)
     4.50%                        04/01/02        2,000           2,000,000
     4.60%                        04/01/03        2,200           2,265,933
   Raleigh County Certificates of
     Participation (Packaging Facilities
     Project) Series 2000A DN
     (A-1+, VMIG-1)
     1.55%(b)                     04/05/02        1,025           1,025,000
   Raleigh-Durham Airport Authority
     Special Facility RB (American
     Airlines, Inc. Project) Series 1995A
     DN (Bank of America N.A. LOC)
     (A-1+)
     1.55%(b)                     04/01/02          500             500,000


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Raleigh-Durham Airport Authority
     Special Facility RB (American
     Airlines, Inc. Project) Series 1995B
     DN (Bank of America N.A. LOC)
     (A-1+)
     1.55%(b)                     04/01/02      $ 1,000        $  1,000,000
   Randolph County GO Series 1992 MB
     (AA-, Aa3)
     6.20%                        05/01/02          100             100,735
   Randolph County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Jowat Corp. Project)
     Series 1999 AMT DN (Wachovia
     Bank N.A. LOC)
     1.65%(b)                     04/05/02        2,300           2,300,000
   Rockingham County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Medibeg, Inc. Project)
     Series 1997 AMT DN (Wachovia
     Bank N.A. LOC) (AA2)
     1.65%(b)                     04/05/02        1,900           1,900,000
   Rutherford County Industrial Facilities
     and Pollution Control Financing
     Authority RB (All American Homes
     Project) Series 1996 AMT DN (Bank
     One N.A. LOC)
     1.80%(b)                     04/05/02        1,300           1,300,000
   Rutherford County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Thieman Metal
     Technologies LLC Project) Series
     1998 AMT DN (Branch Banking &
     Trust Co. LOC)
     1.70%(b)                     04/05/02        2,550           2,550,000
   Sampson County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Dubose Strapping,
     Inc. Project) Series 1997 DN (First
     Union Bank LOC) (A-1)
     1.70%(b)                     04/05/02        1,450           1,450,000
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Rock-Tenn Converting Co.
     Project) Series 1997 AMT DN
     (Suntrust Bank LOC)
     1.60%(b)                     04/05/02        1,750           1,750,000
   University Hospital Chapel Hill RB
     Series 2001B DN (Landesbank
     Hessen-Thuringen Girozentrale
     LOC) (A-1+, VMIG-1)
     1.50%(b)                     04/01/02          500             500,000
   University of Greensboro RB Series
     2001A MB (FSA Insurance)
     (AAA, Aaa)
     4.38%                        04/01/02          440             440,000
   Wake County Casa Melvid Multi-Family
     Housing RB Series 2001A AMT DN
     (Suntrust Bank LOC) (VMIG-1)
     1.65%(b)                     04/05/02        2,300           2,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Warren County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Glen Raven Mills,
     Inc. Project) Series 1997 AMT
     DN (Wachovia
     Bank N.A. LOC)
     1.60%(b)                     04/05/02      $ 1,500        $  1,500,000
   Washington County Industrial
     Facilities PCRB (Mackeys
     Ferry Sawmill, Inc. Project)
     Series 1997 AMT DN
     (Wachovia Bank N.A. LOC)
     1.65%(b)                     04/05/02        1,900           1,900,000
   Watauga GO Series 2001 MB
     (A+, A1)
     3.00%                        06/01/02          160             160,292
   Wilkes County Ceritificates of
     Participation (Public Improvements
     Project) Series 2000 MB (FSA
     Insurance) (AAA, Aaa)
     4.75%                        12/01/02          500             510,393
   Winston-Salem Certificates of
     Participation (Risk Acceptance
     Management Corp. Project) Series
     1988 DN (National Westminster
     Bank LOC) (A-1+)
     1.50%(b)                     04/05/02          260             260,000
   Winston-Salem GO Series 1990 DN
     (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     1.50%(b)                     04/05/02          620             620,000
                                                               ------------
                                                                117,225,435
                                                               ------------
FLORIDA -- 1.5%
   Escambia County PCRB (Gulf Power
     Co. Project) Series 1997 DN
     (A-1, VMIG-1)
     1.50%(b)                     04/05/02        2,000           2,000,000
                                                               ------------
MINNESOTA -- 0.2%
   Minneapolis GO Series 1996 DN
     (Bayerische Landesbank
     Girozentrale LOC) (A-1+,
     VMIG-1)
     1.40%(b)                     04/05/02          300             300,000
                                                               ------------
NEW YORK -- 0.3%
   New York GO Series 2001A-8
     DN (AMBAC Insurance)
     (A-1+, VMIG-1)
     1.45%(b)                     04/05/02          400             400,000
                                                               ------------
PUERTO RICO -- 10.1%
   ABN-AMRO Munitops Trust
     Certificates Series 2000-17
     MB (ABN-AMRO Bank N.V.
     LOC) (VMIG-1)
     1.45%                        07/25/02        2,400           2,400,000
   Puerto Rico Commonwealth GO
     Series 1992 MB (AMBAC
     Insurance) (AAA, Aaa)
     5.85%                        07/01/02        2,000           2,052,846


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Commonwealth
     Highway and Transportation
     Authority Highway RB Series
     1992S MB (AAA)
     6.50%                        07/01/02      $   230        $    236,172
   Puerto Rico Commonwealth
     Highway and Transportation
     Authority Highway RB Series
     1999 MB (A-1+)
     1.45%                        09/19/02        1,000           1,000,000
   Puerto Rico Commonwealth P-
     Float-PA 931 GO Series 2001
     DN (A-1+)
     1.48%(b)                     04/05/02          900             900,000
   Puerto Rico Commonwealth
     Public Improvement GO Series
     1992 MB (AAA, Baa1)
     6.60%                        07/01/02          110             112,979
   Puerto Rico Government
     Development Bank RB Series 1985
     DN (MBIA Insurance)
     (A-1+, VMIG-1)
     1.36%(b)                     04/05/02        2,300           2,300,000
   Puerto Rico Public Buildings
     Authority Guaranteed Public
     Education and Health Facilities
     RB Series 1992L MB (AAA, Aaa)
     6.88%                        07/01/02        1,700           1,747,421
   Puerto Rico Public Finance
     Corporation RB Series 1999 DN
     (AMBAC Insurance) (A-1+, VMIG-1)
     1.41%(b)                     04/05/02        2,200           2,200,000
   Puerto Rico Telephone Authority
     RB Series 1993 MB (AAA, Aaa)
     4.95%                        01/01/03          505             518,382
                                                               ------------
                                                                 13,467,800
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $133,393,235(a))                         99.7%         133,393,235

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                  0.3%             409,643
                                                 ------        ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 133,185,947
   Institutional shares, 211,490 Service
   shares and 406,346 Investor A shares
   outstanding)                                  100.0%        $133,802,878
                                                 ======        ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($133,802,878 / 133,803,783)                                       $1.00
                                                                      =====
----------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS -- 99.6%
OHIO -- 98.8%
   American Municipal Power, Inc.
     Electric System Improvement RB
     (Genoa Valley Project) Series 2001
     BAN
     2.25%                        10/10/02       $1,100        $  1,100,000
   American Municipal Power, Inc.
     Electric System Improvement RB
     (Oberlin Project) Series 2001 BAN
     2.25%                        12/11/02          825             825,000
   American Municipal Power, Inc.
     Electric System Improvement RB
     (Wilmington Project) Series 2001
     BAN
     2.25%                        12/12/02          400             400,000
   American Municipal Power, Inc.
     Electric System Improvement RB
     Series 2001 BAN
     2.95%                        06/21/02          750             750,000
   American Municipal Power, Inc. RB
     (Amherst City Project) Series 2001
     BAN
     2.30%                        12/05/02        1,065           1,065,000
   American Municipal Power, Inc. RB
     (City of Galion Project) Series 2001
     BAN
     2.35%                        11/15/02        1,500           1,500,000
   American Municipal Power, Inc. RB
     Series 2001 BAN
     2.35%                        11/07/02        1,600           1,600,000
   American Municipal Power, Inc. RB
     Series 2002 BAN
     1.75%                        11/07/02          750             750,000
   Ashtabula County IDRB (Brighton
     Manor, Inc. Project) Series 1986 DN
     (KeyBank N.A. LOC)
     1.75%(b)                     04/05/02          850             850,000
   Barberton Fifth Street Improvement
     GO Series 2001 BAN
     2.25%                        12/19/02          795             796,396
   Belmont County GO Series 2001 BAN
     2.62%                        10/10/02          500             500,820
   Brooklyn IDRB (Dylon Industries, Inc.
     Project) Series 1999 AMT DN
     (KeyBank N.A. LOC)
     1.75%(b)                     04/05/02        1,030           1,030,000
   Butler County GO Series 2001 AMT
     BAN
     3.11%                        06/13/02        1,000           1,000,622
   Carroll County Health Care Facilities
     RB (Saint John's Villa Project)
     Series 2000 DN (National City Bank
     N.A. LOC)
     1.60%(b)                     04/05/02        1,390           1,390,000
   Celina County GO Series 2001 BAN
     3.25%                        06/20/02          680             680,507
   Celina County GO Series 2002 BAN
     2.39%                        11/19/02          720             721,748
   Champaign County IDRB (Allied
     Signal, Inc. Project) Series 1998
     DN (A-1)
     1.70%(b)                     04/05/02        1,000           1,000,000
   Cleveland Parking Facilities
     Improvement RB Series 1992 MB
     8.00%                        09/15/02          600             627,219


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Clyde County GO Series 2001 BAN
     3.30%                        06/20/02       $  500        $    500,265
     3.45%                        06/20/02          450             450,239
   Columbus GO Series 1998B MB
     (AAA, Aaa)
     5.00%                        05/15/02        1,000           1,002,980
   Cuyahoga County IDRB (Actron
     Manufacturing Project) Series 1998
     DN (National City Bank N.A. LOC)
     1.75%(b)                     04/05/02          825             825,000
   Cuyahoga County IDRB (Cleveland
     Gear Company, Inc. Project) Series
     1998 AMT DN (KeyBank N.A. LOC)
     1.75%(b)                     04/05/02          200             200,000
   Cuyahoga County IDRB (Northstar
     Project) Series 1998 AMT DN
     (KeyBank N.A. LOC)
     1.75%(b)                     04/05/02        1,295           1,295,000
   Cuyahoga Falls School District School
     Improvement Notes Series 2001
     BAN
     3.78%                        04/23/02          610             610,099
   Delaware County GO Series 2002A
     BAN
     2.00%                        08/29/02          700             701,278
   Delaware County IDRB (Air Waves, Inc.
     Project) Series 1995 DN (KeyBank
     N.A. LOC)
     1.75%(b)                     04/05/02          675             675,000
   Delhi Township Public Safety GO
     Series 2001 MB (Aaa)
     2.50%                        10/15/02          125             125,000
   Dover County GO (Municipal Electrical
     System Improvement Project) Series
     2002 BAN
     2.15%                        01/09/03          900             901,707
   Dover County GO Series 2001 BAN
     3.25%                        05/29/02        1,100           1,100,745
   East Guernsey School District GO
     Series 2001 BAN
     2.20%                        09/26/02          446             446,428
   Fairborn County GO Series 2001 BAN
     3.00%                        09/05/02          700             701,407
   Fairfield County GO Series 2001 BAN
     3.32%                        05/31/02          250             250,148
     2.59%                        10/10/02        1,500           1,503,165
   Fairfield County GO Series 2002 BAN
     2.11%                        01/17/03          730             732,346
   Felicity & Franklin Local School District
     GO Series 2002 BAN
     2.65%                        06/13/02        1,371           1,374,016
   Franklin County Economic
     Development RB (Ferguson Steel
     Co., Inc. Project) Series 1999 AMT
     DN (Bank One N.A. LOC)
     1.80%(b)                     04/05/02        1,300           1,300,000
   Franklin County Health Care Facilities
     RB (Heritage Day Health Centers
     Project) Series 2002 DN (Huntington
     National Bank LOC)
     1.60%(b)                     04/05/02        1,325           1,325,000
   Franklin County Hospital Improvement
     RB Series 2001 MB (Kredietbank
     LOC) (Aaa)
     3.40%                        05/01/02          345             345,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Franklin County Multi-Family Housing
     RB (Golf Pointe Apartments Project)
     Series 2000A AMT DN (LaSalle
     National Bank LOC) (A-1+)
     1.58%(b)                     04/05/02       $3,000        $  3,000,000
   Fulton County IDRB (Haas Door
     Co. & Nofziger Doors International,
     Inc. Project) Series 1999 AMT DN
     (National City Bank N.A. LOC)
     1.75%(b)                     04/05/02        1,200           1,200,000
   Greene County IDRB (AFC Stamping
     & Production, Inc., Barsplice
     Products Project) Series 1995 AMT
     DN (National City Bank N.A. LOC)
     1.75%(b)                     04/05/02          735             735,000
   Greene County IDRB (Antioch
     Publishing Co. Project) Series 1996
     DN (National City Bank N.A. LOC)
     1.75%(b)                     04/05/02          500             500,000
   Hamilton County Hospital Facilities RB
     (Beechwood Home Project) Series
     1997 DN (Star Bank N.A. LOC)
     1.57%(b)                     04/05/02        1,350           1,350,000
   Hamilton County MLB Hilltop Health
     Care Facilities RB Series 2001A DN
     (First Merit Bank N.A. LOC) (A-1, A-)
     1.82%(b)                     04/05/02        3,685           3,685,000
   Independence Economic Development
     RB (Spectrum Investment Ltd.
     Project) Series 2001 DN (U.S. Bank
     N.A. LOC)
     1.60%(b)                     04/05/02          364             364,000
   Indian Hill Village School District
     School Improvement GO Series
     2001 BAN (Aa1)
     4.00%                        12/01/02          400             405,397
   Lebanon GO Series 2001 BAN
     3.21%                        05/23/02          600             600,233
   Lorain County IDRB (Ohio Metal
     Project) Series 2001 AMT DN
     1.80%(b)                     04/05/02        2,700           2,700,000
   Lorain County RB (Hospital Facilities
     Revenue Refunding and
     Improvement Project) Series 2001A
     MB (AA-, A1)
     5.00%                        10/01/02        2,020           2,046,868
   Lyndhurst GO Series 2002 BAN
     1.95%                        03/13/03          550             551,281
   Mahoning County IDRB (Serra Land
     Project) Series 1997 DN (KeyBank
     N.A. LOC)
     1.75%(b)                     04/05/02        1,690           1,690,000
   Mahoning County RB (Youngstown
     Iron & Metal, Inc. Project) Series
     1997 AMT DN (National City Bank
     N.A. LOC)
     1.75%(b)                     04/05/02        1,305           1,305,000
   Maple Heights GO Series 2001 BAN
     3.00%                        08/21/02          655             655,619
   Marysville GO (Vehicle & Equipment
     Notes Project) Series 2002 MB
     2.02%                        03/12/03          950             952,818
   Massillon GO Series 2002 BAN
     2.07%                        06/12/02        3,000           3,002,485


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Mentor IDRB (Arrow Machine Co. Ltd.
     Project) Series 1997 DN (First Merit
     Bank N.A. LOC)
     1.80%(b)                     04/05/02       $1,895        $  1,895,000
   Miami County GO Series 2002 BAN
     1.89%                        10/30/02        1,770           1,772,433
   Miamisburg GO Series 2001 BAN
     2.60%                        10/10/02          700             701,259
     2.42%                        12/13/02          530             531,163
   Montgomery County Health Facilities
     Authority RB (Catholic Health
     Initiatives Project) Series 1997B DN
     (Morgan Guaranty Trust LOC)
     (A-1+, VMIG-1)
     1.70%(b)                     04/05/02          900             900,000
   Muskingum County GO Series 2001A
     BAN
     3.21%                        05/30/02          625             625,206
   North Royalton GO Series 2001 BAN
     2.95%                        08/14/02          500             500,449
   Ohio Air Quality Development
     Authority RB (JMG Funding Ltd.
     Partnership Project) Series 1994A
     AMT DN (Societe Generale LOC)
     (A-1+)
     1.50%(b)                     04/05/02          700             700,000
   Ohio Higher Educational Facility
     Community RB Series 2000C DN
     (Fifth Third Bank N.A. LOC)
     1.65%(b)                     04/05/02        1,000           1,000,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (Lincoln
     Park Association Project) Series
     1985 MB (Bank One N.A. LOC)
     (VMIG-1)
     2.25%                        05/01/02          675             675,000
   Ohio Housing Finance Agency RB
     (Merlots Project) Series 2001A-78
     DN (First Union Bank LOC)
     (VMIG-1)
     1.68%(b)                     04/05/02        4,270           4,270,000
   Ohio Housing Finance Authority RB
     Series 2000AA DN (Government
     National Mortgage Association LOC)
     (VMIG-1)
     1.68%(b)                     04/05/02        2,345           2,345,000
   Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN (National City Bank
     N.A. LOC)
     1.75%(b)                     04/05/02          955             955,000
   Ohio IDRB (Ashley Ward, Inc. Project)
     Series 1997 AMT DN (Fifth Third
     Bank N.A. LOC)
     1.62%(b)                     04/05/02        1,310           1,310,000
   Ohio PCRB (Ross Incineration Project)
     Series 2000-1 AMT DN (Bank One
     N.A. LOC)
     1.80%(b)                     04/05/02        3,150           3,150,000
   Ohio State Higher Education Capital
     Facilities GO Series 2000B MB
     (AA+, Aa1)
     5.25%                        05/01/02          300             300,658


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio State Higher Education Facility
     RB Series 1999 DN (Fifth Third
     Bank N.A. LOC)
     1.65%(b)                     04/05/02       $  285        $    285,000
   Ohio State Macon Trust I RB Series
     2001 DN (Bank of America N.A.
     LOC) (VMIG-1)
     1.60%(b)                     04/05/02        2,325           2,325,000
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel &
     Wire Corp. Project) Series 1995
     AMT DN (Bank of America N.A.
     LOC) (A-1)
     1.65%(b)                     04/05/02          500             500,000
   Ohio Water Development Authority
     PCRB (Philip Morris Co., Inc.
     Project) Series 1997 DN (P-1)
     1.65%(b)                     04/05/02        2,500           2,500,000
   Ohio Water Development Authority
     Solid Waste Facilities RB (Pel
     Project) Series 2001A AMT BAN
     2.85%                        08/01/02          500             501,691
   Painesville IDRB (Core System LLC
     Project) Series 2000 AMT DN
     (National City Bank N.A. LOC)
     1.75%(b)                     04/05/02        4,945           4,945,000
   Portage County IDRB (Action Super
     Abrasive Project) Series 1996 AMT
     DN (National City Bank N.A. LOC)
     1.75%(b)                     04/05/02          990             990,000
   Portage County IDRB (Bauer/Hibbard
     Properties Ltd. Project) Series 1998
     DN (National City Bank N.A. LOC)
     1.75%(b)                     04/05/02          600             600,000
   Portage County IDRB (Lovejoy
     Industries Project) Series 1994 AMT
     DN (Star Bank N.A. LOC)
     1.75%(b)                     04/05/02          965             965,000
   Ravenna GO Series 2001 BAN
     2.55%                        11/01/02          575             575,823
   Richland County GO Series 2000 BAN
     (VMIG-1)
     2.42%                        11/14/02        1,262           1,264,456
   Ross County GO Series 2002 BAN
     2.01%                        03/20/03        1,000           1,002,938
   Sandusky County IDRB (Brighton
     Manor Co. Project) Series 1986 AMT
     DN (Bank One N.A. LOC) (VMIG-1)
     1.75%(b)                     04/05/02        2,800           2,800,000
   St. Clairsville GO Series 2001 BAN
     3.20%                        05/02/02        1,500           1,500,435
   Stark County GO Series 2001 BAN
     3.00%                        08/15/02          880             880,796
   Strongsville GO Series 2002 BAN
     1.90%                        02/13/03          750             751,605
   Strongsville IDRB (Web Plastics Co.
     Project) Series 1997 DN (National
     City Bank N.A. LOC)
     1.75%(b)                     04/05/02          835             835,000
   Summit County IDRB (Austin Printing
     Co., Inc. Project) Series 1994 AMT
     DN (Bank One N.A. LOC)
     1.75%(b)                     04/05/02          290             290,000


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Summit County IDRB (Jendrisak
     Properties Project) Series 2001 AMT
     DN (First Merit Bank N.A. LOC)
     1.80%(b)                     04/05/02       $2,500        $  2,500,000
   Summit County IDRB (JRB. Co., Inc.
     Project) Series 1997 DN (National
     City Bank N.A. LOC)
     1.75%(b)                     04/05/02        2,875           2,875,000
   Summit County IDRB (KB Compost
     Services, Inc. Project) Series 2001
     AMT DN (KeyBank N.A. LOC)
     1.75%(b)                     04/05/02        2,900           2,900,000
   Summit County IDRB (Sigma
     Properties Project) Series 2000A
     AMT DN (National City Bank N.A.
     LOC)
     1.75%(b)                     04/05/02        1,825           1,825,000
   Summit County IDRB (Waltco Truck
     Equipment Project) Series 1988
     AMT MB (Skandinaviska Enskilda
     LOC)
     3.50%                        07/15/02          630             630,000
   Toledo Multi-Family Housing RB
     (Cherrywood Apartments Project)
     Series 2001 AMT DN (KeyBank N.A.
     LOC)
     1.75%(b)                     04/05/02        2,990           2,990,000
   Toledo-Lucas County Port Authority
     Development RB (Frostbite Brands,
     Inc. Project) Series 1993 AMT DN
     (Old Kent Banking & Trust Co. LOC)
     (A-1)
     1.80%(b)                     04/05/02          755             755,000
   Trumbull County IDRB Series 2000B
     AMT DN (Bank One N.A. LOC)
     1.85%(b)                     04/05/02          570             570,000
   Tuscarawas County IDRB (Primary
     Packing, Inc. Project) Series 2001
     AMT DN (First Merit Bank N.A. LOC)
     1.80%(b)                     04/05/02        2,200           2,200,000
   Twinsburg GO Series 2001 BAN
     3.25%                        08/29/02        1,000           1,002,567
   Union County GO Series 2001 BAN
     3.18%                        06/13/02          850             850,462
   University of Toledo General Receipts
     RB Series 2001 DN (FGIC
     Insurance) (A-1+)
     1.55%(b)                     04/05/02        1,400           1,400,000
   Vermilion GO Series 2001 BAN
     2.85%                        09/05/02          850             850,891
   Wapakoneta GO Series 2001 BAN
     3.15%                        12/05/02          375             376,116
   Warren County Health Care Facilities
     RB (Otterbein Homes Project)
     Series 1998B DN (Fifth Third Bank
     N.A. LOC) (A-1+)
     1.65%(b)                     04/05/02           49              49,000
   Wood County Economic Development
     RB (Sun Seed Holding Co., Inc.
     Project) Series 2001A AMT DN
     (Sky Bank LOC)
     2.52%(b)                     04/05/02        1,500           1,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Wood County Economic Development
     RB Series 1996 AMT DN (Mid
     American National Banking &
     Trust LOC)
     2.52%(b)                     04/05/02       $2,150        $  2,150,000
   Wood County Economic Development
     RB Series 2000 AMT DN (Mid
     American National Banking &
     Trust LOC)
     2.52%(b)                     04/05/02        1,560           1,560,000
                                                               ------------
                                                                129,823,784
                                                               ------------
PUERTO RICO -- 0.8%
   Puerto Rico Commonwealth Highway
     & Transportation Authority Floats RB
     Series 1999 PA-534 MB (AMBAC
     Insurance) (A-1+)
     2.75%                        07/11/02        1,000           1,000,000
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $130,823,784(a))                         99.6%         130,823,784

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                  0.4%             553,536
                                                 ------        ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 83,878,459 Institutional
   shares, 12,352,991 Service shares
   and 35,172,867 Investor A shares
   outstanding)                                  100.0%        $131,377,320
                                                 ======        ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($131,377,320 / 131,404,317)                                       $1.00
                                                                      =====
----------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS -- 100.2%
PENNSYLVANIA -- 99.5%
   Allegheny County Airport RB
     (Pittsburgh International Airport
     Project) Series 1997A-1 MB
     (MBIA Insurance) (AAA, Aaa)
     5.50%                        01/01/03      $   500        $    513,390
   Allegheny County GO Series
     1993C-42 MB (AA, A2)
     4.38%                        10/01/02          800             808,299
   Allegheny County Hospital
     Development Authority RB
     (Pittsburgh Mercy Health System
     Project) Series 1996 MB
     (Kredietbank LOC) (AAA, Aaa)
     5.50%                        08/15/02        1,725           1,751,306
   Allegheny County Hospital
     Development Authority RB
     (Presbyterian University Health
     Center Project) Series 1992A MB
     (MBIA Insurance) (AAA, Aaa)
     6.25%                        11/01/02          500             511,496
   Allegheny County Residential
     Financing Authority Mortgage RB
     (Single Family Mortgage Project)
     Series 2001B MB (VMIG-1)
     2.25%                        11/01/02        1,075           1,075,000
   Allentown Water Guaranteed RB
     Series 2001 MB (AMBAC
     Insurance) (Aaa)
     4.00%                        10/15/02          720             726,297
   Beaver County Hospital Authority RB
     (Medical Center Beaver, Inc. Project)
     Series 1992 MB (AMBAC Insurance)
     (AAA, Aaa)
     6.63%                        07/01/02        3,000           3,088,368
   Beaver County Hospital Authority RB
     (Medical Center Beaver, Inc. Project)
     Series 1992A MB (AAA, Aaa)
     6.25%                        07/01/02        2,000           2,064,514
   Bensalem Township Water & Sewer
     Authority RB Series 1993A MB
     (AAA, Aaa)
     6.50%                        06/01/02        1,200           1,210,495
   Berks County IDRB (Beacon Container
     Corp. Project) Series 1997A AMT
     DN (First Union Bank LOC) (P-1)
     1.70%(b)                     04/05/02        1,685           1,685,000
   Berks County IDRB (Tray Pak Co.
     Project) RB Series 2001A AMT DN
     (First Union Bank LOC)
     1.70%(b)                     04/05/02        4,420           4,420,000
   Berwick Area Junction Sewer Authority
     RB Series 2001 MB (MBIA
     Insurance) (AAA)
     4.00%                        10/15/02          300             302,703
   Bethlehem County GO Series 2002
     MB (FGIC Insurance) (AAA)
     1.65%                        04/01/02          595             595,000
   Bethlehem Water Authority RB Series
     1992A MB (MBIA Insurance)
     (AAA, Aaa)
     6.00%                        11/15/02          205             210,019


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Blair County Hospital Authority RB
     (Altoona Hospital Project) Series
     1992 MB (Kredietbank LOC)
     (AAA, Aaa)
     6.50%                        07/01/02      $ 8,795        $  9,080,746
   Blairsville-Saltsburg School District
     GO Series 1992 MB (AAA, Aaa)
     6.50%                        05/15/02        1,000           1,006,081
   Boyertown School District GO Series
     1992 MB (AMBAC Insurance)
     (AAA, Aaa)
     6.10%                        09/01/02        1,000           1,017,902
   Bucks County GO Series 2002 TRAN
     2.75%                        12/31/02       21,000          21,184,128
   Bucks County IDRB (LTL Color
     Compounders Project) Series
     1999B DN (First Union Bank LOC)
     1.70%(b)                     04/05/02        3,525           3,525,000
   Bucks County St. Mary Hospital
     Authority RB (Catholic Healthcare
     Project) Series 1997B DN (JPM
     Chase Bank LOC) (A-1+, VMIG-1)
     1.65%(b)                     04/05/02          600             600,000
   Bucks County Water & Sewer Authority
     RB (Collection Sewer System
     Project) Series 1992 MB (FGIC
     Insurance) (AAA, Aaa)
     5.65%                        12/01/02          500             511,847
   Bucks County Water & Sewer Authority
     RB (Neshaminy Interceptor Project)
     Series 2001B MB (AMBAC
     Insurance) (AAA)
     2.00%(b)                     04/05/02        1,820           1,820,000
   Cambria County Hospital
     Development Authority RB
     (Conemaugh Hospital Project)
     Series 1992B MB (AAA, A3)
     6.38%                        07/01/02        1,500           1,545,144
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1998A-1 AMT DN
     (Bayerische Hypo-Und Vereinsbank
     LOC) (VMIG-1)
     1.45%(b)                     04/05/02        1,000           1,000,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1998A-2 AMT DN
     (Bayerische Hypo-Und Vereinsbank
     LOC) (VMIG-1)
     1.60%(b)                     04/05/02        6,895           6,895,000
   Central Bucks School District GO
     Series 2000A DN (FGIC Insurance)
     (VMIG-1)
     1.55%(b)                     04/05/02        1,850           1,850,000
   Cheltenham Township School District
     GO Series 2001 MB (FGIC
     Insurance) (Aaa)
     2.15%                        08/01/02          830             830,000
   Chester County GO Series 2001 MB
     (Aa2)
     3.00%                        11/15/02        1,645           1,653,590


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Chester County Health & Education
     Facilities Authority Hospital RB (Bryn
     Mawr Rehabilitation Hospital Project)
     Series 1992 MB (Allied Irish Bank
     PLC LOC) (A-, Aaa)
     6.75%                        07/01/02      $ 1,760        $  1,819,014
   Chester County Health & Education
     Facilities Authority RB (Simpson
     Meadows Project) Series 2000 DN
     (Allied Irish Bank PLC LOC) (A-1)
     1.65%(b)                     04/05/02        3,400           3,400,000
   Clearfield School District GO Series
     2002 MB (MBIA Insurance) (AAA)
     1.65%                        04/15/02          945             945,000
   Clinton County GO Series 2002 MB
     (MBIA Insurance) (AAA)
     2.00%                        12/01/02          365             365,957
   Crawford County IDRB Series 2000
     AMT DN (National City Bank N.A.
     LOC)
     1.75%(b)                     04/05/02        1,505           1,505,000
   Cumberland County IDRB (Lane
     Enterprises, Inc. Project) Series
     1994 AMT DN (First Union Bank
     LOC) (P-1)
     1.65%(b)                     04/05/02          305             305,000
   Cumberland County IDRB (Lawrence
     Schiff Silk Co. Project) Series 1998
     DN (First Union Bank LOC)
     1.70%(b)                     04/05/02        1,630           1,630,000
   Dallastown Area School District GO
     Series 1998 DN (FGIC Insurance)
     (A-1+)
     1.55%(b)                     04/05/02       12,865          12,865,000
   Dallastown Area School District GO
     Series 2000 DN (FGIC Insurance)
     (A-1+)
     1.55%(b)                     04/05/02        3,900           3,900,000
   Delaware County GO Series 1992 MB
     (FGIC Insurance) (AA)
     6.00%                        04/05/02          500             512,456
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project) Series
     1984A DN (A-1+, P-1)
     1.55%(b)                     04/05/02        1,600           1,600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project) Series
     1984E DN (A-1+, P-1)
     1.55%(b)                     04/05/02        1,595           1,595,000
   Delaware County Industrial TECP
     Series 2002 MB (FGIC Insurance)
     (A-1, P-1)
     1.45%                        08/08/02       11,000          11,000,000
   Delaware County Industrial TECP
     Series 2002A MB (FGIC Insurance)
     (A-1, VMIG-1)
     1.30%                        05/10/02        2,000           2,000,000
   Delaware County Industrial TECP
     Series 2002C MB (FGIC Insurance)
     (A-1, VMIG-1)
     1.30%                        05/10/02        2,000           2,000,000
   Delaware River Joint Toll Bridge
     Commission of New Jersey and
     Pennsylvania GO Series 2001 BAN
     2.25%                        11/01/02        1,000           1,001,766


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware River Port Authority
     Pennsylvania & New Jersey RB
     (Port District Project) Series 2001A
     MB (AAA, Aaa)
     3.50%                        01/01/03      $  390         $    394,620
   Delaware River Port Authority
     Pennsylvania & New Jersey RB
     (Port District Project) Series 2001B
     MB (AAA, Aaa)
     3.50%                        01/01/03          800             809,478
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 2001A DN (AMBAC
     Insurance and Salomon Smith
     Barney SBPA) (A-1+)
     1.58%(b)                     04/05/02        5,000           5,000,000
   Delaware Valley Regional Finance
     Authority RB Series 2001J DN
     (AMBAC Insurance) (A-1+, VMIG-1)
     1.56%(b)                     04/05/02        3,130           3,130,000
   Derry Township School District GO
     Series 1997 MB (FSA Insurance)
     (Aaa)
     5.55%                        05/15/02          495             497,023
   East Cocalico Township Authority
     Water RB Series 2002 MB (FGIC
     Insurance) (AAA)
     1.60%                        06/01/02          220             220,000
   East Lycoming School District GO
     Series 2001 MB (FSA Insurance)
     (AAA)
     2.55%                        09/15/02          605             605,000
   East Penn School District GO Series
     2002 MB (FSA Insurance) (Aaa)
     2.25%                        10/01/02          315             315,000
   East Penn School District GO Series
     2002A MB (MBIA Insurance) (Aaa)
     1.40%                        10/01/02          915             914,633
   East Pennsboro Area School District
     GO Series 2001A MB (FGIC
     Insurance) (AAA)
     1.95%                        09/01/02          150             150,000
   East Stroudsburg Area School District
     GO Series 1998 MB (FGIC
     Insurance) (Aaa)
     5.00%                        11/15/02          700             714,007
   Eastern Pennsylvania Industrial &
     Commercial Development Authority
     IDRB (Electronic Data Systems
     Project) Series 1993 AMT DN
     (Wachovia Bank N.A. LOC)
     1.60%(b)                     04/05/02        7,800           7,800,000
   Elk County IDA Solid Waste RB
     (Williamette Industries, Inc. Project)
     Series 1992 DN (Deutsche Bank
     LOC) (A-1)
     1.60%(b)                     04/05/02       16,000          16,000,000
   Ephrata Area School District GO Series
     2001B MB (FGIC Insurance) (Aaa)
     3.00%                        10/15/02          740             744,134
   Erie County Hospital Authority RB
     (Senior Living Services, Inc. Project)
     Series 2001 DN (Kredietbank LOC)
     (VMIG-1)
     1.55%(b)                     04/05/02        1,800           1,800,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Erie County IDRB (American Turned
     Products Project) Series 1997 AMT
     DN (KeyBank N.A. LOC)
     1.75%(b)                     04/05/02      $ 1,710        $  1,710,000
   Erie County IDRB (Reed Manufacturing
     Project) Series 1997 AMT DN
     (National City Bank N.A. LOC)
     1.75%(b)                     04/05/02        1,000           1,000,000
   Erie School District GO Series 2001-5
     MB (FSA Insurance and ABN-AMRO
     Bank N.V. SBPA) (VMIG-1)
     1.45%                        07/10/02        4,000           4,000,000
   Erie School District GO Series 2001B
     MB (FSA Insurance and
     ABN-AMRO Bank N.V. SBPA)
     (AAA, Aaa)
     4.50%                        09/01/02        2,085           2,109,545
   Exeter Township School District GO
     Series 1992 MB (FGIC Insurance)
     (AAA, Aaa)
     6.55%                        05/15/02        1,000           1,004,147
   Exeter Township School District GO
     Series 1998 MB (FSA Insurance)
     (Aaa)
     5.00%                        05/15/02          400             401,512
   Exeter Township Water & Sewer RB
     Series 1992 MB (AAA, Aaa)
     6.20%                        07/15/02          320             324,399
   Fayette County IDRB (Dynamic
     Material Corp. Project) Series 1998
     AMT DN (KeyBank N.A. LOC)
     1.75%(b)                     04/05/02        5,085           5,085,000
   Franklin County IDA Health Care RB
     Series 2000 DN (AMBAC Insurance)
     (A-1)
     1.58%(b)                     04/05/02        2,900           2,900,000
   Franklin County IDRB (Menno Haven
     Project) Series 2001 DN (National
     Westminster Bank LOC) (A-1)
     1.58%(b)                     04/05/02       20,240          20,240,000
   Geisinger Authority Health System RB
     Series 1992 MB (AA)
     5.80%                        07/01/02          830             854,536
   Geisinger Authority Health System RB
     Series 1992A MB
     6.35%                        07/01/02       11,400          11,728,965
   Gettysburg Municipal Authority County
     Hospital RB (Gettysburg Hospital
     Project) Series 1992 MB (MBIA
     Insurance) (AAA, Aaa)
     6.00%                        07/01/02        1,080           1,091,240
   Great Valley School District Chester
     County GO Series 2002 MB (FSA
     Insurance) (Aaa)
     2.00%                        04/15/02          415             415,332
   Harrisburg Authority RB Series 2001
     DN (Bayerische Landesbank
     Girozentrale LOC) (A-1)
     1.53%(b)                     04/05/02       14,700          14,700,000
   Haverford Township School District GO
     Series 1994 MB (FGIC Insurance)
     (AAA, Aaa)
     5.30%                        06/01/02          200             201,026


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Hempfield School District Lancaster
     County GO Series 1992 MB (FGIC
     Insurance) (AAA, Aaa)
     6.40%                        08/15/02      $ 1,000        $  1,015,306
   Hempfield Township Municipal
     Authority Guaranteed Sewer RB
     Series 1992 MB (FGIC Insurance)
     (AAA, Aaa)
     5.90%                        09/01/02          600             609,140
     6.30%                        09/01/02          500             508,441
   Indiana County IDRB (Conemaugh
     Project) Series 1997A AMT DN
     (Union Bank of Switzerland LOC)
     (A-1, VMIG-1)
     1.60%(b)                     04/05/02       16,085          16,085,000
   Indiana County Municipal Services
     Authority Sewer RB Series 2001 MB
     (Kredietbank LOC) (AAA)
     2.25%                        10/01/02          225             225,000
   Keystone School District GO Series
     2002 MB (FGIC Insurance) (AAA)
     1.50%                        09/01/02          445             445,000
   Lackawanna County IDRB (Herff Jones,
     Inc. Project) Series 2001 AMT DN
     (National City Bank N.A. LOC)
     1.75%(b)                     04/05/02        2,800           2,800,000
   Lancaster County Hospital Authority
     RB (Lancaster General Hospital
     Project) Series 1992 MB (AMBAC
     Insurance) (AAA, Aaa)
     6.13%                        07/01/02        1,400           1,412,387
   Lancaster County IDRB Series 1998
     AMT DN (Bank One N.A. LOC)
     1.80%(b)                     04/05/02        2,400           2,400,000
   Lancaster County RB Series 2000 DN
     (FGIC Insurance) (A-1+)
     1.55%(b)                     04/05/02        2,500           2,500,000
   Lancaster IDRB (D&P Skibo LLC
     Project) Series 2001 AMT DN
     (Wachovia Bank N.A. LOC)
     1.70%(b)                     04/05/02        2,295           2,295,000
   Lancaster School District GO Series
     1993 MB (FGIC Insurance)
     (AAA, Aaa)
     4.50%                        05/01/02          750             751,751
   Langhorne Manor Borough Higher
     Education & Health Authority RB
     (Heritage Towers Project) Series
     2001 DN (National Westminster
     Bank LOC) (VMIG-1)
     1.50%(b)                     04/05/02        4,500           4,500,000
   Lawrence County IDRB (L&N
     Metallurgical Products Project)
     Series 1996 AMT DN (Banque
     Nationale de Paribas LOC)
     1.90%(b)                     04/05/02        4,600           4,600,000
   Lehigh County General Purpose
     Authority RB Series 1992 MB
     (MBIA Insurance) (AAA, Aaa)
     6.50%                        07/01/02          455             469,186
   Lehigh County GO Series 2001 MB
     (Aa3)
     3.00%                        11/15/02        1,015           1,021,860


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lehigh County IDA PCRB (Allegheny
     Electric Co-Op, Inc. Project) Series
     1984 DN (Rabo Bank Nederland
     LOC) (A-1+)
     1.40%(b)                     04/05/02      $   800        $    800,000
   Lewisburg Area School District GO
     Series 1992 MB (MBIA Insurance)
     (AAA, Aaa)
     6.00%                        06/01/02        1,400           1,408,245
   Lock Haven GO Series 2002 MB
     (FGIC Insurance) (AAA)
     2.00%                        05/01/02          325             325,141
   Lycoming County Hospital Authority
     RB Series 2000 PT 387 DN (Merrill
     Lynch & Co. SBPA) (A-1C+)
     1.60%(b)                     04/05/02        4,930           4,930,000
   Lycoming County IDA Manufacturing
     Facilities RB (Coastal Aluminum Co.
     Project) Series 1995 AMT DN (First
     Union Bank LOC) (VMIG-1)
     1.60%(b)                     04/05/02        1,305           1,305,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998A AMT DN
     (First Union Bank LOC)
     1.70%(b)                     04/05/02        1,905           1,905,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998C AMT DN
     (First Union Bank LOC)
     1.70%(b)                     04/05/02        1,000           1,000,000
   Manheim Township School District GO
     Series 2001 MB (FGIC Insurance)
     (Aaa)
     4.00%                        05/01/02          350             350,484
   McGuffey School District GO Series
     2002 MB (FGIC Insurance) (AAA)
     3.00%                        04/01/02          860             867,147
   Mercer County GO Series 2001 DN
     (FGIC Insurance) (VMIG-1)
     1.55%(b)                     04/05/02        3,000           3,000,000
   Millcreek Township School District GO
     Series 2001 MB (AAA)
     2.30%                        04/15/02          335             335,000
     2.40%                        10/15/02          615             615,000
   Millcreek Township School District GO
     Series 2001B MB (AAA)
     2.40%                        10/15/02          775             775,000
   Montgomery County Higher Education
     & Health Authority RB (Madlyn &
     Leonard Ambrason Project) Series
     2001 DN (A-1)
     1.65%(b)                     04/05/02        1,750           1,750,000
   Montgomery County Higher Education
     & Health Authority RB (Philadelphia
     Geriatric Project) Series 1999B DN
     (Allied Irish Bank PLC LOC) (A-1)
     1.65%(b)                     04/05/02        4,275           4,275,000
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 AMT DN (First
     Union Bank LOC) (VMIG-1)
     1.95%(b)                     04/05/02          385             385,000
   Montgomery County IDRB (Apple
     Fresh Foods Ltd. Project) Series
     1996 AMT DN (First Union Bank
     LOC) (VMIG-1)
     1.60%(b)                     04/05/02          820             820,000


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Montgomery County IDRB (Laneko
     Engineering Co. Project) Series
     1999A AMT DN (First Union Bank
     LOC) (VMIG-1)
     1.65%(b)                     04/05/02      $ 2,750        $  2,750,000
   Montgomery County TECP Series 2002
     MB (Bank One N.A. LOC) (A-1, P-1)
     1.25%                        04/08/02        3,600           3,600,000
   Moon Township Municipal Water and
     Sewer Authority RB Series 1992 MB
     (FSA Insurance) (AAA, Aaa)
     6.50%                        12/01/02          500             519,749
   Neshaminy School District GO Series
     1993 MB (FGIC Insurance)
     (AAA, Aaa)
     5.65%                        08/15/02        1,015           1,029,409
   New Garden General Authority RB
     (Municipal Pooled Financing
     Program) Series 1999 DN
     (AMBAC Insurance and Bank of
     Nova Scotia SBPA) (A-1+, VMIG-1)
     1.55%(b)                     04/05/02       10,800          10,800,000
   Norristown GO Series 2001 MB (AA)
     3.00%                        05/15/02          270             270,000
   North Penn Water Authority Municipal
     Sector Trust Receipts Series
     1996-SGA 30 DN (Societe Generale
     SBPA) (A-1+)
     1.55%(b)                     04/05/02       13,330          13,330,000
   North Wales Water Authority RB Series
     1992 MB (FGIC Insurance)
     (AAA, Aaa)
     6.13%                        11/01/02        3,000           3,072,541
   Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998B AMT DN (First Union
     Bank LOC)
     1.70%(b)                     04/05/02        1,825           1,825,000
   Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998C AMT DN (First Union
     Bank LOC)
     1.70%(b)                     04/05/02          615             615,000
   Northeastern Hospital and Education
     Authority Health Care RB (Wyoming
     Valley Health Care Project) Series
     1994A DN (AMBAC Insurance) (A-1)
     1.65%(b)                     04/05/02        2,700           2,700,000
   Northgate School District GO Series
     2002 MB (AAA)
     3.00%                        08/15/02          750             753,708
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B AMT
     DN (Union Bank of Switzerland LOC)
     (VMIG-1)
     1.60%(b)                     04/05/02          590             590,000
   Norwin School District GO Series
     2001-12 DN (MBIA Insurance and
     ABN-AMRO Bank N.V. SBPA)
     (VMIG-1)
     1.45%(b)                     06/26/02       12,500          12,500,000
   Octorara Area School District GO
     Series 2001 MB (FGIC Insurance)
     (AAA, Aaa)
     2.50%                        10/01/02          690             691,825


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Oley Valley School District GO Series
     2002 MB (FGIC Insurance) (AAA)
     1.85%                        05/15/02      $   425        $    425,000
   Palisades School District GO Series
     2001 MB (FGIC Insurance) (AAA)
     3.00%                        09/01/02          330             331,360
   Pennsylvania Economic Development
     Authority Facilities RB (Merck & Co.
     Project) Series 2000 PT-1224 AMT
     DN (A-1+, VMIG-1)
     1.55%(b)                     04/05/02        4,000           4,000,000
   Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     RB (Reliant Energy Seward Project)
     Series 2001A DN (Westdeutsche
     Landesbank Gironzentrale LOC)
     (VMIG-1)
     1.45%(b)                     04/05/02        8,000           8,000,000
   Pennsylvania Economic Development
     Financing Authority RB (Material
     Technology Project) Series 2000D
     AMT DN (First Union Bank LOC)
     1.65%(b)                     04/05/02        1,975           1,975,000
   Pennsylvania Economic Development
     Financing Authority RB Series 1999D
     AMT DN (First Union Bank LOC)
     1.70%(b)                     04/05/02        2,500           2,500,000
   Pennsylvania Economic Development
     Financing Authority RB (Wengers
     Feed Mill, Inc. Project) Series
     1999B-1 AMT DN (First Union
     Bank LOC)
     1.65%(b)                     04/05/02        1,500           1,500,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1986 AMT DN
     (Swiss Bank LOC) (A-1+, VMIG-1)
     1.45%(b)                     04/05/02        2,000           2,000,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1988 AMT DN
     (Swiss Bank LOC) (A-1+, VMIG-1)
     1.45%(b)                     04/05/02        3,600           3,600,000
   Pennsylvania GO (Macon Trust
     Project) Series 2001F DN (Bank of
     America N.A. LOC) (A-1+)
     1.56%(b)                     04/05/02        3,285           3,285,000
   Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 1988A AMT DN (Sallie
     Mae LOC) (VMIG-1)
     1.65%(b)                     04/05/02       11,600          11,600,000
   Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 1988E AMT DN (Sallie
     Mae LOC) (A-1+, VMIG-1)
     1.65%(b)                     04/05/02          100             100,000
   Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 1994A AMT DN (Sallie
     Mae LOC) (A-1+, VMIG-1)
     1.65%(b)                     04/05/02        8,000           8,000,000


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 1995A AMT DN (Sallie
     Mae LOC) (A-1+, VMIG-1)
     1.65%(b)                     04/05/02      $ 4,300        $  4,300,000
   Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 1997A AMT DN (Sallie
     Mae LOC) (A-1+, VMIG-1)
     1.70%(b)                     04/05/02       15,500          15,500,000
   Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 2002A-107 AMT MB
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.80%                        02/13/03       15,000          15,000,000
   Pennsylvania Higher Educational
     Facilities Authority Health Services
     RB (The University of Pennsylvania
     Project) Series 1998B DN (State
     Street Banking & Trust Co. LOC)
     (A-1+, VMIG-1)
     1.40%(b)                     04/05/02          800             800,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Drexel
     University Project) Second Series
     2000 DN (Landesbank Hessen-
     Thuringen Girozentrale LOC) (A-1+)
     1.48%(b)                     04/05/02        2,500           2,500,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Thomas
     Jefferson University Project)
     Series 1992 MB (MBIA Insurance)
     (AAA, Aaa)
     6.10%                        08/15/02          605             613,772
   Pennsylvania Higher Educational
     Facilities Authority RB (Thomas
     Jefferson University Project) Series
     2001 DN (Kredietbank LOC)
     (VMIG-1)
     1.48%(b)                     04/05/02          500             500,000
   Pennsylvania Higher Educational
     Facilities Authority RB (University of
     Pennsylvania Health Services
     Project) Series 1996C DN (Credit
     Suisse LOC) (A-1+, VMIG-1)
     1.40%(b)                     04/05/02          300             300,000
   Pennsylvania Housing Finance Agency
     Merrill Lynch P-Float 971 Receipts,
     Series 2002 DN (A-1+)
     1.59%(b)                     04/05/02        5,695           5,695,000
   Pennsylvania Housing Finance Agency
     RB Series 2000 PT-350 DN
     (Bayerische Hypo-Und Vereinsbank
     LOC) (A-1)
     1.59%(b)                     04/05/02        4,340           4,340,000
   Pennsylvania Infrastructure Investment
     Authority RB (Pennvest Project)
     Series 1990B DN (AA+)
     6.80%(b)                     04/05/02          500             520,046
   Pennsylvania Intergovernment
     Cooperative Authority Special Tax RB
     (City of Philadelphia Funding Project)
     Series 1996 MB (FGIC Insurance)
     (AAA, Aaa)
     6.00%                        06/15/02          350             352,676


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Public School Munitops
     GO Series 2001 MB (MBIA Insurance
     and ABN-AMRO Bank N.V. LOC)
     (VMIG-1)
     2.25%                        09/25/02      $ 9,965        $  9,965,000
   Pennsylvania State GO First Series
     1999 MB (AAA, Aaa)
     5.00%                        06/01/02          350             351,446
   Pennsylvania State GO ROCS II
     Receipts 88 Series 2001 DN
     (FGIC Insurance and Salomon Smith
     Barney SBPA) (VMIG-1)
     1.58%(b)                     04/05/02        6,940           6,940,000
   Pennsylvania State GO Second Series
     1997 MB (AA, Aa2)
     5.00%                        10/15/02        5,500           5,592,296
   Pennsylvania State GO Second Series
     1999 MB (AA, Aa2)
     4.50%                        04/05/02          930             941,532
   Pennsylvania State GO Series 2001 MB
     (FSA Insurance) (AAA, Aaa)
     5.00%                        09/15/02        1,925           1,951,926
   Pennsylvania State GO Third Series
     1994 MB (AA, Aa2)
     6.00%                        11/15/02        1,500           1,536,523
   Pennsylvania State Higher Education
     Assistance Agency Student Loan RB
     Series 2001A AMT DN (AMBAC
     Insurance) (A-1+, VMIG-1)
     1.70%(b)                     04/05/02        5,000           5,000,000
   Pennsylvania State Higher Education
     Facility Authority College & University
     RB Series 1995A MB (AA, A1)
     6.50%                        09/01/02        2,750           2,802,291
   Pennsylvania State Intergovernmental
     Cooperative Authority Special Tax
     GO (City of Philadelphia Funding
     Project) Series 1992 MB (Aaa)
     6.80%                        06/15/02        5,940           6,004,230
   Pennsylvania State Municipal Trust
     Receipt Series 2001 ZTC-12 DN
     (ZCM Matched Funding Corp. LOC)
     (A-1+, VMIG-1)
     1.58%(b)                     04/05/02       11,235          11,235,000
   Peters Township School District
     Washington County GO Series
     2002A MB (AAA, Aaa)
     3.00%                        04/15/02          750             750,653
   Philadelphia GO Series 2001 TRAN
     (SP-1+, VMIG-1)
     4.00%                        06/28/02       15,000          15,047,573
   Philadelphia IDA Municipal Securities
     Trust Certificates RB Series
     2001-9022 DN (FSA Insurance) (A-1)
     1.67%(b)                     04/05/02        9,990           9,990,000
   Philadelphia IDRB (30th Street Station
     Project) Series 1987 AMT DN (MBIA
     Insurance) (A-1+, VMIG-1)
     1.45%(b)                     04/05/02        6,900           6,900,000
   Philadelphia IDRB (National Board of
     Medical Examiners Project) Series
     1992 MB (A+)
     6.75%                        05/01/02        1,000           1,022,670


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Redevelopment Authority
     Multi-Family Housing Family RB
     Series 2002 PT-1354 AMT DN
     (Merrill Lynch & Co. SBPA and
     Bayerische Landesbank Girozentrale
     LOC) (VMIG-1)
     1.63%(b)                     04/05/02      $14,875        $ 14,875,000
   Philadelphia School District GO Series
     1992 MB (AAA, Aaa)
     6.50%                        05/15/02        1,850           1,875,403
   Reading Regional Airport Authority RB
     Series 1998A AMT DN (First Union
     Bank LOC)
     1.70%(b)                     04/05/02        1,500           1,500,000
   Rockwood Area School District GO
     Series 1992 MB (Kredietbank LOC)
     (AAA, Aaa)
     6.55%                        04/01/02          600             600,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985L DN (AMBAC Insurance)
     (A-1)
     1.55%(b)                     04/05/02        1,200           1,200,000
   Schuylkill County IDA Resource
     Recovery RB (Gilberton Power
     Project) Series 1985 DN (Mellon
     Bank LOC) (A-1)
     1.40%(b)                     04/05/02          455             455,000
   Schuylkill County IDA Resource
     Recovery RB (Westwood Project)
     Series 2001 DN (A-1, P-1)
     1.60%(b)                     04/05/02        5,900           5,900,000
   Schuylkill County IDRB (Kaytee
     Products, Inc. Project) Series 1995
     AMT DN (Bank One N.A. LOC)
     1.80%(b)                     04/05/02        2,780           2,780,000
   Scranton Lackawanna Health & Welfare
     Authority RB (Merlots Project) Series
     2002A-18 DN (First Union Bank LOC)
     (VMIG-1)
     1.63%(b)                     04/05/02        3,500           3,500,000
   Septa Municipal Section Trust RB Series
     2001-9016 DN (FGIC Insurance and
     Bear Stearns SBPA) (A-1)
     1.63%(b)                     04/05/02       11,575          11,575,000
   Shippensburg Area School District GO
     Series 2001 MB (FSA Insurance)
     (AAA, Aaa)
     2.80%                        11/15/02          320             321,674
   Slippery Rock Area School District GO
     Series 2001 MB (FGIC Insurance)
     (AAA, Aaa)
     3.55%                        10/01/02        1,470           1,480,218
   Souderton Area School District GO
     Series 1997 MB (FGIC Insurance)
     (Aaa)
     4.60%                        09/01/02          200             202,444
   Southern York County School District
     GO Series 2001A MB (FGIC
     Insurance) (Aaa)
     2.05%                        09/01/02        1,230           1,229,784
   Springfield Township Sewer Authority
     RB Series 1997 MB
     5.80%                        10/15/02          250             254,922


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   St. Mary Hospital Authority Bucks
     County RB (St. Mary Franciscan
     Health Project) Series 1992A MB
     (MBIA Insurance) (AAA, Aaa)
     6.50%                        07/01/02      $ 3,000        $  3,097,654
   State Public School Building Authority
     RB (Parkland School District
     Project) Series 1999 DN (FGIC
     Insurance) (A-1+)
     1.55%(b)                     04/05/02        7,300           7,300,000
   Union County IDRB (Playworld Systems,
     Inc. Project) Series 1999 AMT DN
     (First Union Bank LOC)
     1.70%(b)                     04/05/02        1,000           1,000,000
   University of Pittsburgh Higher
     Education RB Series 1992B MB
     (MBIA Insurance) (AAA, Aaa)
     5.75%                        06/01/02          350             352,055
   University of Pittsburgh of The
     Commonwealth System of Higher
     Education RB (Panthers Project)
     Series 2002A MB
     2.25%                        03/03/03        5,000           5,030,471
   University of Pittsburgh of The
     Commonwealth System of Higher
     Education RB Series 2001 RAN
     4.00%                        04/04/02        2,000           2,000,127
   University of Pittsburgh RB Series
     1992B MB (MBIA Insurance)
     (AAA, Aaa)
     5.75%                        06/01/02          650             653,817
   Upper Dauphin IDRB (United Church
     Christ Homes Project) Series 2001
     DN (First Tennessee Bank LOC)
     (A-1)
     1.58%(b)                     04/05/02        2,500           2,500,000
   Upper St. Clair Township GO Series
     2002 MB (FSA Insurance and
     ABN-AMRO Bank N.V. SBPA)
     1.60%                        10/15/02        5,000           5,000,000
   Venango TECP Series 2002 MB
     (FSA Insurance) (A-1, P-1)
     1.30%                        04/03/02       34,335          34,335,000
     1.30%                        04/05/02       17,000          17,000,000
   Warwick School District RB (Zurich
     Capital Markets Trust Receipts
     Project) Series 2001A ZTC-29 DN
     (FGIC Insurance)
     1.63%(b)                     04/05/02       11,325          11,325,000
   Washington County Authority Lease
     RB Series 1985B-1 DN (First Union
     Bank LOC) (VMIG-1)
     1.50%(b)                     04/05/02        1,248           1,248,000
   Washington County Authority Lease
     RB Series 1992 MB (FGIC
     Insurance) (AAA, Aaa)
     6.60%                        06/01/02          275             276,977
   Washington County Hospital Authority
     RB (ShadySide Hospital Project)
     Series 1992 MB (AMBAC Insurance)
     (AAA, Aaa)
     6.00%                        12/15/02        1,000           1,047,421


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Washington County Hospital Authority
     RB (Washington Hospital Project)
     Series 2001 MB (AMBAC Insurance)
     (AAA, Aaa)
     4.00%                        07/01/02      $ 1,175        $  1,179,084
   Westmoreland County IDRB (Elizabeth
     Carbide Die Co. Project) Series
     1998B AMT DN (National City Bank
     N.A. LOC)
     1.75%(b)                     04/05/02          675             675,000
   Westmoreland County Municipal
     Authority Service RB Series 1992
     MB (MBIA Insurance) (AAA, Aaa)
     6.40%                        07/01/02        5,790           5,851,177
   Wilkinsburg Junction Water Authority
     RB Series 1992A MB (AMBAC
     Insurance) (AAA, Aaa)
     6.10%                        08/15/02          850             864,372
   York County IDRB (Allied Signal, Inc.
     Project) Series 1993 DN (FGIC
     Insurance) (A-1)
     1.65%(b)                     04/05/02        1,000           1,000,000
   York County IDRB (York Sheet Metal,
     Inc. Project) Series 1998 DN (First
     Union Bank LOC)
     1.70%(b)                     04/05/02        3,100           3,100,000
                                                               ------------
                                                                682,671,029
                                                               ------------
GUAM -- 0.3%
   Guam Government Limited Obligation
     Highway RB Series 1992A MB
     (FSA Insurance) (AAA, Aaa)
     6.30%                        05/01/02        1,890           1,935,249
                                                               ------------
PUERTO RICO -- 0.4%
   Puerto Rico Commonwealth Highway &
     Transportation Authority Floats RB
     Series PA-534 MB (AMBAC
     Insurance) (A-1+)
     2.75%                        07/11/02        2,500           2,500,000
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $687,106,278(a))                        100.2%         687,106,278

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                (0.2%)         (1,428,663)
                                                 ------        ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 513,950,794
   Institutional shares, 95,390,471
   Service shares, 76,300,792 Investor A
   shares and 66,153 Investor B shares
   outstanding)                                  100.0%        $685,677,615
                                                 ======        ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A AND INVESTOR B
   SHARE ($685,677,615 / 685,708,210)                                 $1.00
                                                                      =====
----------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)            VALUE
                                  --------      -------        -----------
MUNICIPAL BONDS -- 99.7%
VIRGINIA -- 96.4%
   Alexandria IDRB (Super. & Curr.
     Project) Series 1997 DN (First
     Union Bank LOC) (A-1)
     1.50%(b)                     04/05/02      $   485        $   485,000
   Amelia County IDA Exempt Facility RB
     (Chambers Waste System of
     Virginia, Inc. Project) Series 1991
     AMT DN (Morgan Guaranty Trust
     LOC) (VMIG-1)
     1.60%(b)                     04/05/02        1,410          1,410,000
   Arlington County Multi-Family Housing
     IDRB (Arna Valley View Apartments
     Project) Series 2000 AMT DN
     (Fleet National Bank LOC) (VMIG-1)
     1.58%(b)                     04/05/02        1,000          1,000,000
   Botetourt County IDRB Series 2001
     AMT DN (Amsouth Bank of
     Alabama LOC) (A-1)
     1.70%(b)                     04/05/02        2,600          2,600,000
   Capital Region Airport Commission
     RB (Richmond International Airport
     Project) Series 1995B DN (AMBAC
     Insurance and Dexia Public Finance
     Bank SBPA) (A-1+, VMIG-1)
     1.50%(b)                     04/05/02          200            200,000
   Capital Region Airport Commission
     RB (Richmond International Airport
     Project) Series 1995C AMT DN
     (AMBAC Insurance and Dexia Public
     Finance Bank SBPA)
     (A-1+, VMIG-1)
     1.60%(b)                     04/05/02        2,465          2,465,000
   Chesapeake Bay Bridge and Tunnel
     Commission RB Series 1995 MB
     (FGIC Insurance) (AAA, Aaa)
     5.20%                        07/01/02          200            201,463
   Chesapeake GO Series 1992 MB
     (AA, Aa2)
     5.80%                        08/01/02        2,000          2,022,361
   Chesterfield County IDA PCRB (Philip
     Morris Cos. Project) Series 1992
     DN (A-1, P-1)
     1.65%(b)                     04/05/02        1,800          1,800,000
   Chesterfield County IDA PCRB
     (Virginia Electric & Power Co.
     Project) Series 1985 MB
     (A-1, VMIG-1)
     1.30%                        05/09/02          500            500,000
   Chesterfield County IDRB (Lumberg,
     Inc. Project) Series 1998 AMT DN
     (NationsBank LOC) (A-1+)
     1.60%(b)                     04/05/02        1,000          1,000,000
   Commonwealth of Virginia
     Transportation Authority RB Series
     1999 DN (Citibank LOC) (A-1+)
     1.58%(b)                     04/05/02        2,000          2,000,000
   Danville GO Series 1993 MB (MBIA
     Insurance) (AAA, Aaa)
     4.90%                        08/01/02          130            131,244
   Fairfax County GO Public Improvement
     Bonds Series 1997A MB (AAA, Aaa)
     5.50%                        06/01/02          200            200,900


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      -------        -----------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988C DN
     (Inova Health System Guaranteed)
     (A-1+, VMIG-1)
     1.55%(b)                     04/05/02      $ 1,550        $ 1,550,000
   Fairfax County Water Authority RB
     Series 1992 MB (AAA, Aaa)
     5.75%                        04/01/02          215            215,000
   Greensville County IDRB (Perdue
     Farms, Inc. Project) Series 1986
     DN (Suntrust Bank LOC)
     1.60%(b)                     04/05/02        1,600          1,600,000
   Halifax County IDA PCRB (Virginia
     Electric & Power Co. Project) Series
     1992 AMT MB (A-1, VMIG-1)
     1.45%                        06/10/02        2,500          2,500,000
   Hanover County IDA Residential Care
     Facility RB (Covenent Woods Project)
     Series 1999 DN (Branch Banking
     & Trust Co. LOC) (A-1)
     1.55%(b)                     04/05/02        1,000          1,000,000
   Henrico County Economic
     Development Authority Facility RB
     (Infineon Technologies Project)
     Series 2001 AMT DN (Bank of
     America N.A. LOC)
     1.60%(b)                     04/05/02        1,500          1,500,000
   Henrico County Water & Sewer RB
     Series 1992 MB (Aa2,AA-)
     6.25%                        05/01/02          400            401,072
   Henry County Public Service Authority
     Water & Sewer RB Series 2001 MB
     (FSA Insurance) (AAA)
     3.00%                        11/15/02          500            502,766
   King George County IDA Solid Waste
     Disposal Facility RB (Garnet of
     Virginia, Inc. Project) Series 1996
     AMT DN (Morgan Guaranty Trust
     LOC) (A-1+)
     1.60%(b)                     04/05/02          300            300,000
   Leesburg Utility System RB Series 1992
     MB (MBIA Insurance) (AAA, Aaa)
     6.30%                        07/01/02          500            515,149
   Loudoun County IDA Educational
     Facilities RB (Hill School Project)
     Series 2002 DN
     1.68%(b)                     04/05/02        2,000          2,000,000
   Louisa County IDRB (Pooled Financing
     Project) Series 1995 DN (Suntrust
     Bank LOC) (A-1)
     1.50%(b)                     04/05/02          200            200,000
   Nelson County RB (Taylor Ramsey
     Project) Series 1999 AMT DN
     (Branch Banking & Trust Co. LOC)
     (F-1)
     1.60%(b)                     04/05/02        1,000          1,000,000
   Norfolk IDRB (2F Realty Co. Project)
     Series 1998 AMT DN (Wachovia
     Bank N.A. LOC) (Aa2)
     1.65%(b)                     04/05/02        1,300          1,300,000
   Peninsula Port Authority of Virginia
     IDRB (Allied-Signal, Inc. Project)
     Series 1993 DN (A-1)
     1.65%(b)                     04/05/02        1,000          1,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2002 (UNAUDITED)  MATURITY       (000)            VALUE
                                  --------      -------        -----------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Prince William County IDA PCRB
     (Virginia Electric & Power Co.
     Project) Series 1986 MB
     (A-1, VMIG-1)
     1.30%                        05/09/02      $ 1,400        $ 1,400,000
   Prince William County Public
     Improvement GO Series 2000A MB
     (AA+, Aa1)
     5.00%                        08/01/02          400            404,232
   Richmond GO Series 1991A MB
     (AA, Aaa)
     6.50%                        07/15/02          700            723,363
   Richmond IDRB (PM Beef Project)
     Series 1997 AMT DN (U.S.
     Bank N.A. LOC)
     1.85%(b)                     04/05/02        2,100          2,100,000
   Richmond Metropolitan Authority
     Expressway RB Series 1992A MB
     (FGIC Insurance) (AAA, Aaa)
     5.75%                        07/15/02          650            656,613
     6.00%                        07/15/02          275            283,700
   Roanoke GO Series 2002A MB
     (AA, Aa3)
     3.00%                        10/01/02          995          1,002,899
   Salem Public Improvement GO Series
     2002 MB (Aa3)
     4.50%                        01/01/03          505            514,175
   Smyth County IDRB (Summit
     Properties Project) Series 1999 AMT
     DN (Fifth Third Bank N.A. LOC)
     (VMIG-1)
     1.65%(b)                     04/05/02        1,600          1,600,000
   Virginia Beach GO Series 1992 MB
     (AA+, Aa1)
     6.00%                        07/15/02        1,300          1,339,677
   Virginia College Building Authority
     Educational Facilities RB (University
     of Richmond Project) Series 1999
     DN (Crestar Bank N.A. SBPA)
     (VMIG-1)
     1.50%(b)                     04/05/02        3,395          3,395,000
   Virginia Housing Development Authority
     Commonwealth Mortgage
     P-Float-PA963P RB Series 2002 DN
     (Merrill Lynch & Co. SBPA) (A-1+)
     1.63%(b)                     04/05/02        3,120          3,120,000
   Virginia Housing Development Authority
     Commonwealth Mortgage RB Series
     1994G Subseries G-1 AMT MB
     (AA+, Aa1)
     6.20%                        07/01/02          100            100,901
   Virginia Port Authority Commonwealth
     Port Fund RB Series 1998 AMT MB
     (Aa2, AA+)
     4.60%                        07/01/02          580            582,190
   Virginia Public Building Authority RB
     Series 1992C MB (AA+, Aa1)
     5.75%                        08/01/02        1,600          1,636,875
   Virginia Public School Authority School
     Financing Bonds Series 1995B MB
     (AA, Aa1)
     5.50%                        08/01/02          950            962,868


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      -------        -----------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Virginia Resource Authority Clean
     Water RB Series 2000 DN (Merrill
     Lynch & Co. SBPA) (AAA, A-1C+)
     1.57%(b)                     04/05/02      $   805        $   805,000
   Virginia Resource Authority RB
     (Henrico County Project) Series
     1997 DN (Crestar Bank N.A.
     SBPA) (A-1, P-1)
     1.60%(b)                     04/05/02          600            600,000
   Virginia Small Business Financing
     Authority IDRB (Coastal
     Development Group Project) Series
     1989 DN (NationsBank LOC)
     2.00%(b)                     04/05/02          177            177,000
   Virginia Small Business Financing
     Authority RB (Ennestone, Inc.
     Project) Series 1999 AMT DN
     (Wachovia Bank N.A. LOC) (Aa3)
     1.60%(b)                     04/05/02          820            820,000
   Virginia State Resource Authority
     Clean Water RB P-Float Receipts
     Series 2000PA-790 MB (AAA, Aaa)
     4.30%                        10/01/02          775            784,587
   York County IDA PCRB (Virginia
     Electric & Power Co. Project) Series
     1985 MB (A-1, VMIG-1)
     1.30%                        05/09/02          200            200,000
                                                               -----------
                                                                54,809,035
                                                               -----------
PUERTO RICO -- 3.3%
   ABN-AMRO Munitops Trust Certificates
     Series 2000-17 MB (ABN-AMRO
     Bank N.V. LOC) (AAA, Aaa,
     VMIG-1, F-1+)
     1.45%                        07/25/02        1,200          1,200,000
   Puerto Rico Electric Power Authority
     Power RB (Municipal Securities Trust
     Receipts Project) Series 1997
     SGA-43 DN (Societe Generale LOC)
     (A-1+)
     1.42%(b)                     04/05/02          700            700,000
                                                               -----------
                                                                 1,900,000
                                                               -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $56,709,035(a))                          99.7%         56,709,035

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                  0.3%            172,053
                                                 ------        -----------
NET ASSETS (Equivalent to $1.00
   per share based on 56,680,292
   Institutional shares and 201,648
   Service shares outstanding)                   100.0%        $56,881,088
                                                 ======        ===========

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER INSTITUTIONAL AND
   SERVICE SHARE
   ($56,881,088 / 56,881,940)                                        $1.00
                                                                     =====
----------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2002 (UNAUDITED)

  INVESTMENT ABBREVIATIONS
   BAN....................................................Bond Anticipation Note
   DN................................................................Demand Note
   FGIC.....................................Financial Guaranty Insurance Company
   FSA..............................................Financial Security Assurance
   GO.........................................................General Obligation
   IDA..........................................Industrial Development Authority
   IDRB......................................Industrial Development Revenue Bond
   LOC..........................................................Letter of Credit
   MB.............................................................Municipal Bond
   MBIA.....................................Municipal Bond Insurance Association
   PCRB...........................................Pollution Control Revenue Bond
   RAN.................................................Revenue Anticipation Note
   RB...............................................................Revenue Bond
   SBPA.........................................Stand-by Bond Purchase Agreement
   TAN.....................................................Tax Anticipation Note
   TECP..............................................Tax-Exempt Commercial Paper
   TRAN........................................Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at March 31, 2002. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of the Independent Accountants.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS


                                                                                         U.S. TREASURY         MUNICIPAL
                                                                     MONEY MARKET         MONEY MARKET       MONEY MARKET
FOR THE PERIOD ENDED MARCH 31, 2002 (UNAUDITED)                       PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                                     ------------        -------------       -------------
INVESTMENT INCOME:
Interest .......................................................     $52,407,698          $11,559,502         $ 7,157,368
                                                                     -----------          -----------         -----------
EXPENSES:
Investment advisory fee ........................................       8,223,687            2,376,438           1,653,409
Administration fee .............................................       3,090,022              893,207             637,742
Custodian fee ..................................................         235,266               75,294              96,619
Transfer agent fee .............................................         880,541              179,492             154,717
Shareholder servicing fees .....................................       1,416,633              328,479             104,207
Shareholder processing fees ....................................       1,067,431              309,203             180,806
Distribution fees ..............................................          87,000                   --                  --
Legal and audit ................................................          60,110               12,685              14,514
Printing .......................................................         118,412               19,496              23,646
Registration fees and expenses .................................          58,519               17,215              20,083
Trustees' fees and officers' salary ............................          40,649                9,618               7,138
Other ..........................................................          20,581                8,945               3,404
                                                                     -----------          -----------         -----------
                                                                      15,298,851            4,230,072           2,896,285
Less fees waived ...............................................      (3,704,458)          (1,406,150)         (1,039,622)
                                                                     -----------          -----------         -----------
   Total expenses ..............................................      11,594,393            2,823,922           1,856,663
                                                                     -----------          -----------         -----------
Net investment income ..........................................      40,813,305            8,735,580           5,300,705
                                                                     -----------          -----------         -----------
Net realized gain (loss)
   on investments ..............................................        (124,007)             (12,758)              2,679
                                                                     -----------          -----------         -----------
Net increase in net assets resulting from
   operations ..................................................     $40,689,298          $ 8,722,822         $ 5,303,384
                                                                     ===========          ===========         ===========

                                                                       NEW JERSEY         NORTH CAROLINA            OHIO
                                                                        MUNICIPAL            MUNICIPAL            MUNICIPAL
                                                                      MONEY MARKET         MONEY MARKET         MONEY MARKET
FOR THE PERIOD ENDED MARCH 31, 2002 (UNAUDITED)                         PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                      ------------        --------------        ------------
INVESTMENT INCOME:
Interest .......................................................       $1,651,935           $1,098,135           $1,452,292
                                                                       ----------           ----------           ----------
EXPENSES:
Investment advisory fee ........................................          403,834              279,756              321,282
Administration fee .............................................          161,533              111,902              128,512
Custodian fee ..................................................           18,390               12,569               14,804
Transfer agent fee .............................................           34,268               24,610               40,839
Shareholder servicing fees .....................................           67,114                  973               60,771
Shareholder processing fees ....................................           58,987                  757               39,589
Distribution fees ..............................................               --                    9                   --
Legal and audit ................................................            3,102                2,425                1,691
Printing .......................................................            3,966                1,583                   --
Registration fees and expenses .................................            5,700                7,535                8,032
Trustees' fees and officers' salary ............................            1,817                1,055                1,306
Other ..........................................................            3,485                2,786                   94
                                                                       ----------           ----------           ----------
                                                                          762,196              445,960              616,920
Less fees waived ...............................................         (280,417)            (257,567)            (223,285)
                                                                       ----------           ----------           ----------
   Total expenses ..............................................          481,779              188,393              393,635
                                                                       ----------           ----------           ----------
Net investment income ..........................................        1,170,156              909,742            1,058,657
                                                                       ----------           ----------           ----------
Net realized gain (loss)
   on investments ..............................................               --                   --               (1,196)
                                                                       ----------           ----------           ----------
Net increase in net assets resulting from
   operations ..................................................       $1,170,156           $  909,742           $1,057,461
                                                                       ==========           ==========           ==========

                                                                      PENNSYLVANIA           VIRGINIA
                                                                        MUNICIPAL            MUNICIPAL
                                                                      MONEY MARKET         MONEY MARKET
FOR THE PERIOD ENDED MARCH 31, 2002 (UNAUDITED)                         PORTFOLIO            PORTFOLIO
                                                                      ------------         ------------
INVESTMENT INCOME:
Interest .......................................................       $6,070,065           $ 559,889
                                                                       ----------           ---------
EXPENSES:
Investment advisory fee ........................................        1,492,575             133,995
Administration fee .............................................          580,556              53,598
Custodian fee ..................................................           54,057               7,902
Transfer agent fee .............................................          136,886              14,062
Shareholder servicing fees .....................................          152,767               3,208
Shareholder processing fees ....................................          115,442               2,075
Distribution fees ..............................................              126                  --
Legal and audit ................................................           10,884               1,278
Printing .......................................................            8,126                 899
Registration fees and expenses .................................            7,445               6,549
Trustees' fees and officers' salary ............................            6,638                 360
Other ..........................................................            3,122               1,065
                                                                       ----------           ---------
                                                                        2,568,624             224,991
Less fees waived ...............................................         (889,331)           (129,585)
                                                                       ----------           ---------
   Total expenses ..............................................        1,679,293              95,406
                                                                       ----------           ---------
Net investment income ..........................................        4,390,772             464,483
                                                                       ----------           ---------
Net realized gain (loss)
   on investments ..............................................               --                  --
                                                                       ----------           ---------
Net increase in net assets resulting from
   operations ..................................................       $4,390,772           $ 464,483
                                                                       ==========           =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


36 & 37

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       U.S. TREASURY
                                                          MONEY MARKET PORTFOLIO                  MONEY MARKET PORTFOLIO
                                                    ---------------------------------        --------------------------------
                                                        FOR THE                                 FOR THE
                                                      SIX MONTHS           FOR THE            SIX MONTHS            FOR THE
                                                         ENDED           YEAR ENDED              ENDED            YEAR ENDED
                                                        3/31/02            9/30/01              3/31/02             9/30/01
                                                    --------------     --------------        --------------      ------------
                                                     (UNAUDITED)                              (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................  $   40,813,305     $  187,528,727        $    8,735,580      $ 34,153,972
    Net realized gain (loss) on investments ......        (124,007)           (39,108)              (12,758)          (18,194)
                                                    --------------     --------------        --------------      ------------
    Net increase in net assets resulting
      from operations ............................      40,689,298        187,489,619             8,722,822        34,135,778
                                                    --------------     --------------        --------------      ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..........................     (28,490,496)      (124,429,716)           (5,663,022)      (15,445,449)
    Service Class ................................      (7,020,530)       (32,955,598)           (2,818,081)      (17,237,998)
    Hilliard Lyons Class .........................      (3,910,086)        (7,423,738)                   --                --
    Investor A Class .............................         (78,737)       (22,061,463)             (254,477)       (1,470,525)
    Investor B Class .............................         (38,158)          (397,487)                   --                --
    Investor C Class .............................      (1,275,298)          (260,725)                   --                --
                                                    --------------     --------------        --------------      ------------
    Total distributions from net
      investment income ..........................     (40,813,305)      (187,528,727)           (8,735,580)      (34,153,972)
                                                    --------------     --------------        --------------      ------------
Capital share transactions .......................    (122,908,544)       649,152,565           196,624,988        52,125,700
                                                    --------------     --------------        --------------      ------------
    Total increase (decrease) in
      net assets .................................    (123,032,551)       649,113,457           196,612,230        52,107,506

Net assets:
    Beginning of period ..........................   4,080,810,508      3,431,697,051           813,508,191       761,400,685
                                                    --------------     --------------        --------------      ------------
    End of period ................................  $3,957,777,957     $4,080,810,508        $1,010,120,421      $813,508,191
                                                    ==============     ==============        ==============      ============

                                                              MUNICIPAL                       NEW JERSEY MUNICIPAL
                                                       MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                    -----------------------------        -----------------------------
                                                      FOR THE                              FOR THE
                                                     SIX MONTHS        FOR THE            SIX MONTHS         FOR THE
                                                        ENDED         YEAR ENDED             ENDED         YEAR ENDED
                                                       3/31/02          9/30/01             3/31/02          9/30/01
                                                    ------------     ------------        ------------     ------------
                                                     (UNAUDITED)                          (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................  $  5,300,705     $ 20,733,497        $  1,170,156     $  4,566,888
    Net realized gain (loss) on investments ......         2,679            4,668                  --               --
                                                    ------------     ------------        ------------     ------------
    Net increase in net assets resulting
      from operations ............................     5,303,384       20,738,165           1,170,156        4,566,888
                                                    ------------     ------------        ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..........................    (3,776,494)     (13,700,190)           (732,941)      (2,695,450)
    Service Class ................................      (783,828)      (3,764,967)           (357,988)      (1,538,103)
    Hilliard Lyons Class .........................      (698,379)      (3,046,917)                 --               --
    Investor A Class .............................       (42,004)        (221,423)            (79,227)        (333,335)
    Investor B Class .............................            --               --                  --               --
    Investor C Class .............................            --               --                  --               --
                                                    ------------     ------------        ------------     ------------
    Total distributions from net
      investment income ..........................    (5,300,705)     (20,733,497)         (1,170,156)      (4,566,888)
                                                    ------------     ------------        ------------     ------------
Capital share transactions .......................   (15,942,217)     199,886,008          (6,663,318)      30,041,765
                                                    ------------     ------------        ------------     ------------
    Total increase (decrease) in
      net assets .................................   (15,939,538)     199,890,676          (6,663,318)      30,041,765

Net assets:
    Beginning of period ..........................   739,972,658      540,081,982         173,719,970      143,678,205
                                                    ------------     ------------        ------------     ------------
    End of period ................................  $724,033,120     $739,972,658        $167,056,652     $173,719,970
                                                    ============     ============        ============     ============

                                                       NORTH CAROLINA MUNICIPAL                   OHIO MUNICIPAL
                                                        MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                    -----------------------------        -----------------------------
                                                       FOR THE                              FOR THE
                                                     SIX MONTHS         FOR THE           SIX MONTHS        FOR THE
                                                        ENDED         YEAR ENDED             ENDED         YEAR ENDED
                                                       3/31/02          9/30/01             3/31/02         9/30/01
                                                    ------------     ------------        ------------     ------------
                                                    (UNAUDITED)                          (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................  $    909,742     $  3,245,200        $  1,058,657     $  3,886,046
    Net realized gain (loss) on investments ......            --               --              (1,196)           6,069
                                                    ------------     ------------        ------------     ------------
    Net increase in net assets resulting
      from operations ............................       909,742        3,245,200           1,057,461        3,892,115
                                                    ------------     ------------        ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..........................      (903,918)      (3,210,779)           (737,533)      (2,264,948)
    Service Class ................................        (3,675)         (23,605)            (68,306)        (258,620)
    Hilliard Lyons Class .........................            --               --                  --               --
    Investor A Class .............................        (2,142)         (10,703)           (252,818)      (1,362,478)
    Investor B Class .............................            (7)            (113)                 --               --
    Investor C Class .............................            --               --                  --               --
                                                    ------------     ------------        ------------     ------------
    Total distributions from net
      investment income ..........................      (909,742)      (3,245,200)         (1,058,657)      (3,886,046)
                                                    ------------     ------------        ------------     ------------
Capital share transactions .......................    17,723,767       12,911,409          (2,958,652)      30,941,774
                                                    ------------     ------------        ------------     ------------
    Total increase (decrease) in
      net assets .................................    17,723,767       12,911,409          (2,959,848)      30,947,843

Net assets:
    Beginning of period ..........................   116,079,111      103,167,702         134,337,168      103,389,325
                                                    ------------     ------------        ------------     ------------
    End of period ................................  $133,802,878     $116,079,111        $131,377,320     $134,337,168
                                                    ============     ============        ============     ============

                                                        PENNSYLVANIA MUNICIPAL               VIRGINIA MUNICIPAL
                                                        MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                                    -----------------------------       ---------------------------
                                                       FOR THE                            FOR THE
                                                     SIX MONTHS         FOR THE          SIX MONTHS       FOR THE
                                                        ENDED         YEAR ENDED            ENDED        YEAR ENDED
                                                      3/31/02          9/30/01            3/31/02        9/30/01
                                                    ------------     ------------       -----------     -----------
                                                    (UNAUDITED)                         (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................  $  4,390,772     $ 18,839,198       $   464,483     $ 1,940,571
    Net realized gain (loss) on investments ......            --               --                --            (260)
                                                    ------------     ------------       -----------     -----------
    Net increase in net assets resulting
      from operations ............................     4,390,772       18,839,198           464,483       1,940,311
                                                    ------------     ------------       -----------     -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..........................    (3,595,239)     (14,722,667)         (447,486)     (1,859,863)
    Service Class ................................      (442,545)      (2,188,476)           (3,335)        (17,153)
    Hilliard Lyons Class .........................            --               --                --              --
    Investor A Class .............................      (352,965)      (1,928,055)          (13,662)        (63,555)
    Investor B Class .............................           (23)              --                --              --
    Investor C Class .............................            --               --                --              --
                                                    ------------     ------------       -----------     -----------
    Total distributions from net
      investment income ..........................    (4,390,772)     (18,839,198)         (464,483)     (1,940,571)
                                                    ------------     ------------       -----------     -----------
Capital share transactions .......................    75,029,865       64,374,271          (560,884)     (7,596,790)
                                                    ------------     ------------       -----------     -----------
    Total increase (decrease) in
      net assets .................................    75,029,865       64,374,271          (560,884)     (7,597,050)

Net assets:
    Beginning of period ..........................   610,647,750      546,273,479        57,441,972      65,039,022
                                                    ------------     ------------       -----------     -----------
    End of period ................................  $685,677,615     $610,647,750       $56,881,088     $57,441,972
                                                    ============     ============       ===========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


38-39

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               NET                                                          NET                      NET
                              ASSET                    DISTRIBUTIONS    DISTRIBUTIONS      ASSET                   ASSETS
                              VALUE           NET         FROM NET        FROM NET         VALUE                   END OF
                            BEGINNING     INVESTMENT     INVESTMENT       REALIZED         END OF      TOTAL        PERIOD
                            OF PERIOD       INCOME         INCOME           GAINS          PERIOD     RETURN        (000)
------------------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0104       $(0.0104)         $0.00          $1.00       1.04%     $2,635,647
9/30/01                         1.00         0.0496        (0.0496)          0.00           1.00       5.08       2,507,649
9/30/00                         1.00         0.0582        (0.0582)          0.00           1.00       5.98       2,231,404
9/30/99                         1.00         0.0478        (0.0478)          0.00           1.00       4.89       2,076,083
9/30/98                         1.00         0.0532        (0.0532)          0.00           1.00       5.46       1,858,165
9/30/97                         1.00         0.0529        (0.0529)          0.00           1.00       5.42         878,566

SERVICE CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0089       $(0.0089)         $0.00          $1.00       0.89%     $  713,506
9/30/01                         1.00         0.0466        (0.0466)          0.00           1.00       4.77         853,306
9/30/00                         1.00         0.0552        (0.0552)          0.00           1.00       5.66         629,769
9/30/99                         1.00         0.0448        (0.0448)          0.00           1.00       4.58         748,191
9/30/98                         1.00         0.0502        (0.0502)          0.00           1.00       5.14         808,962
9/30/97                         1.00         0.0499        (0.0499)          0.00           1.00       5.11       1,610,315

HILLIARD LYONS CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0080       $(0.0080)         $0.00          $1.00       0.80%     $  149,933
9/30/01                         1.00         0.0450        (0.0450)          0.00           1.00       4.59         163,056
10/18/99 1 through 9/30/00      1.00         0.0518        (0.0518)          0.00           1.00       5.30         154,279

INVESTOR A CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0080       $(0.0080)         $0.00          $1.00       0.80%     $  435,248
9/30/01                         1.00         0.0449        (0.0449)          0.00           1.00       4.59         531,518
9/30/00                         1.00         0.0539        (0.0539)          0.00           1.00       5.53         405,740
9/30/99                         1.00         0.0441        (0.0441)          0.00           1.00       4.50         486,578
9/30/98                         1.00         0.0495        (0.0495)          0.00           1.00       5.06         365,458
9/30/97                         1.00         0.0491        (0.0491)          0.00           1.00       5.02         256,039

INVESTOR B CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0050       $(0.0050)         $0.00          $1.00       0.50%      $  14,173
9/30/01                         1.00         0.0389        (0.0389)          0.00           1.00       3.96          15,853
9/30/00                         1.00         0.0475        (0.0475)          0.00           1.00       4.85           6,371
9/30/99                         1.00         0.0371        (0.0371)          0.00           1.00       3.77           5,414
9/30/98                         1.00         0.0426        (0.0426)          0.00           1.00       4.34           1,805
9/30/97                         1.00         0.0424        (0.0424)          0.00           1.00       4.32             238

INVESTOR C CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0050       $(0.0050)         $0.00          $1.00       0.50%      $   9,271
9/30/01                         1.00         0.0389        (0.0389)          0.00           1.00       3.96           9,429
9/30/00                         1.00         0.0475        (0.0475)          0.00           1.00       4.85           4,134
9/30/99                         1.00         0.0371        (0.0371)          0.00           1.00       3.77           4,268
9/30/98                         1.00         0.0426        (0.0426)          0.00           1.00       4.34             337
10/17/96 1 through 9/30/97      1.00         0.0390        (0.0390)          0.00           1.00       3.97               2

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0090       $(0.0090)         $0.00          $1.00       0.90%     $  640,168
9/30/01                         1.00         0.0464        (0.0464)          0.00           1.00       4.74         380,200
9/30/00                         1.00         0.0543        (0.0543)          0.00           1.00       5.56         317,272
9/30/99                         1.00         0.0453        (0.0453)          0.00           1.00       4.63         324,879
9/30/98                         1.00         0.0519        (0.0519)          0.00           1.00       5.32         297,161
9/30/97                         1.00         0.0515        (0.0515)          0.00           1.00       5.27         162,052

SERVICE CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0075       $(0.0075)         $0.00          $1.00       0.75%     $  329,987
9/30/01                         1.00         0.0435        (0.0435)          0.00           1.00       4.43         398,130
9/30/00                         1.00         0.0513        (0.0513)          0.00           1.00       5.25         412,321
9/30/99                         1.00         0.0423        (0.0423)          0.00           1.00       4.31         524,122
9/30/98                         1.00         0.0489        (0.0489)          0.00           1.00       5.00         596,644
9/30/97                         1.00         0.0485        (0.0485)          0.00           1.00       4.93         836,151

                                                                                       RATIO OF NET
                                             RATIO OF EXPENSES                       INVESTMENT INCOME
                                RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                               EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                 ASSETS          WAIVERS)             ASSETS             WAIVERS)
------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12        0.42% 2           0.59% 2             2.07% 2            1.89% 2
9/30/01                           0.42              0.60                4.96               4.79
9/30/00                           0.42              0.60                5.83               5.65
9/30/99                           0.42              0.61                4.78               4.59
9/30/98                           0.39              0.63                5.32               5.08
9/30/97                           0.32              0.65                5.30               4.97

SERVICE CLASS
10/1/01 through 3/31/02 12        0.72% 2           0.89% 2             1.79% 2            1.62% 2
9/30/01                           0.72              0.90                4.66               4.49
9/30/00                           0.72              0.90                5.49               5.31
9/30/99                           0.72              0.91                4.48               4.29
9/30/98                           0.69              0.93                5.03               4.79
9/30/97                           0.61              0.94                4.99               4.66

HILLIARD LYONS CLASS
10/1/01 through 3/31/02 12        0.89% 2           1.06% 2             1.62% 2            1.44% 2
9/30/01                           0.89              1.07                4.49               4.31
10/18/99 1 through 9/30/00        0.91 2            1.09 2              5.43 2             5.25 2

INVESTOR A CLASS
10/1/01 through 3/31/02 12        0.89% 2           1.07% 2             1.62% 2            1.44% 2
9/30/01                           0.89              1.07                4.43               4.25
9/30/00                           0.85              1.03                5.37               5.19
9/30/99                           0.80              0.99                4.40               4.21
9/30/98                           0.77              1.01                4.94               4.70
9/30/97                           0.70              1.03                4.92               4.59

INVESTOR B CLASS
10/1/01 through 3/31/02 12        1.49% 2           1.67% 2             1.01% 2            0.84% 2
9/30/01                           1.49              1.67                3.64               3.46
9/30/00                           1.49              1.67                4.84               4.66
9/30/99                           1.49              1.68                3.71               3.52
9/30/98                           1.48              1.72                4.22               3.98
9/30/97                           1.39              1.72                4.26               3.93

INVESTOR C CLASS
10/1/01 through 3/31/02 12        1.49% 2           1.67% 2             1.00% 2            0.82% 2
9/30/01                           1.49              1.67                3.68               3.50
9/30/00                           1.49              1.67                4.77               4.59
9/30/99                           1.49              1.68                3.71               3.52
9/30/98                           1.49              1.73                4.22               3.98
10/17/96 1 through 9/30/97        1.50 2            1.83 2              4.01 2             3.68 2

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12        0.41% 2           0.67% 2             1.72% 2            1.46% 2
9/30/01                           0.41              0.68                4.61               4.34
9/30/00                           0.41              0.68                5.43               5.16
9/30/99                           0.41              0.68                4.53               4.26
9/30/98                           0.38              0.69                5.19               4.88
9/30/97                           0.31              0.69                5.15               4.77

SERVICE CLASS
10/1/01 through 3/31/02 12        0.71% 2           0.97% 2             1.51% 2            1.24% 2
9/30/01                           0.71              0.98                4.39               4.12
9/30/00                           0.71              0.98                5.10               4.83
9/30/99                           0.71              0.98                4.23               3.96
9/30/98                           0.68              0.99                4.90               4.59
9/30/97                           0.61              0.99                4.85               4.47



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


40 & 41

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                  NET                                                         NET                       NET
                                 ASSET                    DISTRIBUTIONS   DISTRIBUTIONS      ASSET                    ASSETS
                                 VALUE          NET         FROM NET        FROM NET         VALUE                    END OF
                               BEGINNING    INVESTMENT     INVESTMENT       REALIZED        END OF       TOTAL        PERIOD
                               OF PERIOD      INCOME         INCOME           GAINS         PERIOD      RETURN         (000)
--------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/01 through 3/31/02 12       $1.00        $0.0066       $(0.0066)         $0.00          $1.00        0.67%     $   39,965
9/30/01                           1.00         0.0417        (0.0417)          0.00           1.00        4.26          35,178
9/30/00                           1.00         0.0497        (0.0497)          0.00           1.00        5.09          31,808
9/30/99                           1.00         0.0412        (0.0412)          0.00           1.00        4.20          45,224
9/30/98                           1.00         0.0476        (0.0476)          0.00           1.00        4.87          71,811
9/30/97                           1.00         0.0468        (0.0468)          0.00           1.00        4.75          43,425

INVESTOR B CLASS
1/10/00 1 through 2/7/00         $1.00        $0.0037       $(0.0037)         $0.00          $1.00        0.37%     $       -- 7

INVESTOR C CLASS
1/22/02  5 through 2/6/02 9,12   $1.00        $0.0003       $(0.0003)         $0.00          $1.00        0.03%     $       --
12/8/98 1 through 5/25/99         1.00         0.0138        (0.0138)          0.00           1.00        1.39              -- 3

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12       $1.00        $0.0077       $(0.0077)         $0.00          $1.00        0.77%     $  479,005
9/30/01                           1.00         0.0315        (0.0315)          0.00           1.00        3.19         491,052
9/30/00                           1.00         0.0356        (0.0356)          0.00           1.00        3.62         314,307
9/30/99                           1.00         0.0281        (0.0281)          0.00           1.00        2.85         238,281
9/30/98                           1.00         0.0327        (0.0327)          0.00           1.00        3.32         246,733
9/30/97                           1.00         0.0337        (0.0337)          0.00           1.00        3.42          58,747

SERVICE CLASS
10/1/01 through 3/31/02 12       $1.00        $0.0062       $(0.0062)         $0.00          $1.00        0.62%     $  124,716
9/30/01                           1.00         0.0285        (0.0285)          0.00           1.00        2.88         138,402
9/30/00                           1.00         0.0326        (0.0326)          0.00           1.00        3.31         112,807
9/30/99                           1.00         0.0252        (0.0252)          0.00           1.00        2.54         151,261
9/30/98                           1.00         0.0297        (0.0297)          0.00           1.00        3.01         140,155
9/30/97                           1.00         0.0307        (0.0307)          0.00           1.00        3.11         327,910

HILLIARD LYONS CLASS
10/1/01 through 3/31/02 12       $1.00        $0.0066       $(0.0066)         $0.00          $1.00        0.66%     $  112,624
9/30/01                           1.00         0.0292        (0.0292)          0.00           1.00        2.96         101,506
10/26/99 1 through 9/30/00        1.00         0.0316        (0.0316)          0.00           1.00        3.21         105,572

INVESTOR A CLASS
10/1/01 through 3/31/02 12       $1.00        $0.0053       $(0.0053)         $0.00          $1.00        0.53%     $    7,688
9/30/01                           1.00         0.0268        (0.0268)          0.00           1.00        2.71           9,013
9/30/00                           1.00         0.0309        (0.0309)          0.00           1.00        3.13           7,396
9/30/99                           1.00         0.0235        (0.0235)          0.00           1.00        2.37           4,705
9/30/98                           1.00         0.0280        (0.0280)          0.00           1.00        2.83           9,227
9/30/97                           1.00         0.0290        (0.0290)          0.00           1.00        2.93           8,468

INVESTOR C CLASS
10/1/98 through 12/18/98         $1.00        $0.0040       $(0.0040)         $0.00          $1.00        0.73%     $       -- 3
9/30/98 6                         1.00         0.0133        (0.0133)          0.00           1.00        1.34             306
9/12/97 1 through 9/30/97         1.00         0.0013        (0.0013)          0.00           1.00        0.13              12

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12       $1.00        $0.0072       $(0.0072)         $0.00          $1.00        0.73%     $   91,970
9/30/01                           1.00         0.0305        (0.0305)          0.00           1.00        3.10          97,007
9/30/00                           1.00         0.0347        (0.0347)          0.00           1.00        3.52          82,080
9/30/99                           1.00         0.0279        (0.0279)          0.00           1.00        2.83          79,568
9/30/98                           1.00         0.0319        (0.0319)          0.00           1.00        3.24          68,771
9/30/97                           1.00         0.0323        (0.0323)          0.00           1.00        3.28           7,432

SERVICE CLASS
10/1/01 through 3/31/02 12       $1.00        $0.0057       $(0.0057)         $0.00          $1.00        0.58%     $   59,400
9/30/01                           1.00         0.0275        (0.0275)          0.00           1.00        2.79          60,296
9/30/00                           1.00         0.0317        (0.0317)          0.00           1.00        3.21          55,177
9/30/99                           1.00         0.0249        (0.0249)          0.00           1.00        2.52          37,120
9/30/98                           1.00         0.0289        (0.0289)          0.00           1.00        2.93          35,152
9/30/97                           1.00         0.0293        (0.0293)          0.00           1.00        2.96         101,294

                                                                                        RATIO OF NET
                                              RATIO OF EXPENSES                       INVESTMENT INCOME
                                 RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                EXPENSES TO      NET ASSETS       INVESTMENT INCOME      NET ASSETS
                               AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                  ASSETS          WAIVERS)             ASSETS             WAIVERS)
-------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/01 through 3/31/02 12        0.88% 2           1.14% 2             1.32% 2            1.05% 2
9/30/01                           0.88              1.15                4.17               3.90
9/30/00                           0.86              1.13                4.91               4.64
9/30/99                           0.82              1.09                4.12               3.85
9/30/98                           0.81              1.12                5.57               5.26
9/30/97                           0.78              1.16                4.70               4.32

INVESTOR B CLASS
1/10/00 1 through 2/7/00          1.48% 2           1.75% 2             4.70% 2            4.43% 2

INVESTOR C CLASS
1/22/02  5 through 2/6/02 9,12    1.47% 2           1.74% 2             0.72% 2            0.45% 2
12/8/98 1 through 5/25/99         1.48 2            1.75 2              3.46 2             3.19 2

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12        0.42% 2           0.70% 2             1.53% 2            1.25% 2
9/30/01                           0.42              0.69                3.11               2.83
9/30/00                           0.42              0.70                3.63               3.35
9/30/99                           0.42              0.70                2.80               2.52
9/30/98                           0.39              0.71                3.25               2.93
9/30/97                           0.31              0.72                3.36               2.95

SERVICE CLASS
10/1/01 through 3/31/02 12        0.72% 2           1.00% 2             1.24% 2            0.96% 2
9/30/01                           0.72              0.99                2.82               2.54
9/30/00                           0.72              1.00                3.23               2.95
9/30/99                           0.72              1.00                2.50               2.22
9/30/98                           0.69              1.01                2.96               2.64
9/30/97                           0.61              1.02                3.06               2.65

HILLIARD LYONS CLASS
10/1/01 through 3/31/02 12        0.64% 2           0.92% 2             1.30% 2            1.02% 2
9/30/01                           0.64              0.94                2.92               2.63
10/26/99 1 through 9/30/00        0.66 2            0.94 2              3.42 2             3.14 2

INVESTOR A CLASS
10/1/01 through 3/31/02 12        0.89% 2           1.17% 2             1.08% 2            0.80% 2
9/30/01                           0.89              1.16                2.65               2.37
9/30/00                           0.89              1.17                3.09               2.81
9/30/99                           0.89              1.17                2.33               2.05
9/30/98                           0.86              1.18                2.80               2.48
9/30/97                           0.79              1.20                2.92               2.51

INVESTOR C CLASS
10/1/98 through 12/18/98          1.49% 2           1.77% 2             1.73% 2            1.45% 2
9/30/98 6                         1.47              1.79                2.08               1.76
9/12/97 1 through 9/30/97         1.32 2            1.73 2              2.63 2             2.22 2

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12        0.39% 2           0.70% 2             1.45% 2            1.14% 2
9/30/01                           0.39              0.70                3.03               2.72
9/30/00                           0.39              0.70                3.45               3.14
9/30/99                           0.39              0.71                2.79               2.47
9/30/98                           0.38              0.75                3.17               2.80
9/30/97                           0.32              0.76                3.27               2.83

SERVICE CLASS
10/1/01 through 3/31/02 12        0.69% 2           1.00% 2             1.15% 2            0.84% 2
9/30/01                           0.69              1.00                2.75               2.44
9/30/00                           0.69              1.00                3.23               2.92
9/30/99                           0.69              1.01                2.49               2.17
9/30/98                           0.67              1.04                2.89               2.52
9/30/97                           0.61              1.05                2.93               2.49


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


42 & 43

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                                                         NET                         NET
                               ASSET                    DISTRIBUTIONS   DISTRIBUTIONS      ASSET                      ASSETS
                               VALUE          NET         FROM NET        FROM NET         VALUE                      END OF
                             BEGINNING    INVESTMENT     INVESTMENT       REALIZED        END OF         TOTAL        PERIOD
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD        RETURN         (000)
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0049       $(0.0049)         $0.00          $1.00          0.49%      $  15,687
9/30/01                         1.00         0.0258        (0.0258)          0.00           1.00          2.61          16,417
9/30/00                         1.00         0.0292        (0.0292)          0.00           1.00          2.96           6,421
9/30/99                         1.00         0.0227        (0.0227)          0.00           1.00          2.30          22,370
9/30/98                         1.00         0.0265        (0.0265)          0.00           1.00          2.68          43,995
9/30/97                         1.00         0.0268        (0.0268)          0.00           1.00          2.71          21,691

INVESTOR B CLASS
10/1/99 through 2/8/00         $1.00        $0.0077       $(0.0077)         $0.00          $1.00          0.77%      $      -- 7
9/30/99                         1.00         0.0094        (0.0094)          0.00           1.00          0.94              --
5/13/98 5 through 9/30/98       1.00         0.0079        (0.0079)          0.00           1.00          0.79              --
3/20/97 1 through 7/17/97       1.00         0.0077        (0.0077)          0.00           1.00          0.77              -- 4

-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0074       $(0.0074)         $0.00          $1.00          0.74%      $ 133,185
9/30/01                         1.00         0.0313        (0.0313)          0.00           1.00          3.18         115,139
9/30/00                         1.00         0.0362        (0.0362)          0.00           1.00          3.68         102,155
9/30/99                         1.00         0.0288        (0.0288)          0.00           1.00          2.92         178,059
9/30/98                         1.00         0.0335        (0.0335)          0.00           1.00          3.40         181,984
9/30/97                         1.00         0.0334        (0.0334)          0.00           1.00          3.39         147,658

SERVICE CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0059       $(0.0059)         $0.00          $1.00          0.59%      $     212
9/30/01                         1.00         0.0283        (0.0283)          0.00           1.00          2.87             519
9/30/00                         1.00         0.0332        (0.0332)          0.00           1.00          3.37             649
9/30/99                         1.00         0.0258        (0.0258)          0.00           1.00          2.61           1,639
9/30/98                         1.00         0.0305        (0.0305)          0.00           1.00          3.09          19,306
9/30/97                         1.00         0.0304        (0.0304)          0.00           1.00          3.08          23,704

INVESTOR A CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0050       $(0.0050)         $0.00          $1.00          0.50%      $     406
9/30/01                         1.00         0.0266        (0.0266)          0.00           1.00          2.70             415
9/30/00                         1.00         0.0315        (0.0315)          0.00           1.00          3.20             358
9/30/99                         1.00         0.0241        (0.0241)          0.00           1.00          2.44             369
9/30/98                         1.00         0.0288        (0.0288)          0.00           1.00          2.92             245
9/30/97                         1.00         0.0287        (0.0287)          0.00           1.00          2.91             304

INVESTOR B CLASS
10/1/01 through 12/14/01 12    $1.00        $0.0012       $(0.0012)         $0.00          $1.00          0.12%      $      -- 10
9/30/01                         1.00         0.0203        (0.0203)          0.00           1.00          2.05               6
1/12/00 1 through 9/30/00       1.00         0.0185        (0.0185)          0.00           1.00          1.86               6

-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0083       $(0.0083)         $0.00          $1.00          0.83%      $  83,864
9/30/01                         1.00         0.0331        (0.0331)          0.00           1.00          3.36          77,620
9/30/00                         1.00         0.0361        (0.0361)          0.00           1.00          3.67          52,095
9/30/99                         1.00         0.0294        (0.0294)          0.00           1.00          2.98          49,237
9/30/98                         1.00         0.0334        (0.0334)          0.00           1.00          3.39          48,614
9/30/97                         1.00         0.0340        (0.0340)          0.00           1.00          3.45          23,739

SERVICE CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0068       $(0.0068)         $0.00          $1.00          0.68%      $  12,350
9/30/01                         1.00         0.0301        (0.0301)          0.00           1.00          3.05          12,667
9/30/00                         1.00         0.0331        (0.0331)          0.00           1.00          3.36          10,284
9/30/99                         1.00         0.0264        (0.0264)          0.00           1.00          2.67          11,284
9/30/98                         1.00         0.0304        (0.0304)          0.00           1.00          3.08          58,077
9/30/97                         1.00         0.0310        (0.0310)          0.00           1.00          3.15          58,160

INVESTOR A CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0059       $(0.0059)         $0.00          $1.00          0.59%      $  35,163
9/30/01                         1.00         0.0284        (0.0284)          0.00           1.00          2.88          44,050
9/30/00                         1.00         0.0313        (0.0313)          0.00           1.00          3.18          41,010
9/30/99                         1.00         0.0246        (0.0246)          0.00           1.00          2.49          44,929
9/30/98                         1.00         0.0286        (0.0286)          0.00           1.00          2.90          15,904
9/30/97                         1.00         0.0292        (0.0292)          0.00           1.00          2.96          15,876

-------------------------------------------------------------------------------------------------------------------------------


                                                                                        RATIO OF NET
                                              RATIO OF EXPENSES                       INVESTMENT INCOME
                                 RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                EXPENSES TO      NET ASSETS       INVESTMENT INCOME      NET ASSETS
                               AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                  ASSETS          WAIVERS)             ASSETS             WAIVERS)
-------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/01 through 3/31/02 12         0.86% 2           1.17% 2             0.97% 2            0.66% 2
9/30/01                            0.86              1.17                2.40               2.09
9/30/00                            0.93              1.24                2.86               2.55
9/30/99                            0.91              1.23                2.27               1.95
9/30/98                            0.91              1.28                2.64               2.27
9/30/97                            0.86              1.30                2.68               2.24

INVESTOR B CLASS
10/1/99 through 2/8/00             1.46% 2           1.77% 2             2.33% 2            2.02% 2
9/30/99                            1.46              1.78                1.72               1.40
5/13/98 5 through 9/30/98          1.44 2            1.81 2              2.12 2             1.75 2
3/20/97 1 through 7/17/97          1.37 2            1.81 2              2.35 2             1.91 2

-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12         0.30% 2           0.71% 2             1.47% 2            1.05% 2
9/30/01                            0.30              0.70                3.10               2.70
9/30/00                            0.30              0.72                3.62               3.20
9/30/99                            0.30              0.70                2.87               2.47
9/30/98                            0.29              0.74                3.35               2.90
9/30/97                            0.28              0.73                3.34               2.89

SERVICE CLASS
10/1/01 through 3/31/02 12         0.60% 2           1.01% 2             1.26% 2            0.84% 2
9/30/01                            0.60              1.00                2.80               2.40
9/30/00                            0.60              1.02                3.20               2.78
9/30/99                            0.60              1.00                2.57               2.17
9/30/98                            0.60              1.05                3.04               2.59
9/30/97                            0.60              1.05                3.04               2.59

INVESTOR A CLASS
10/1/01 through 3/31/02 12         0.77% 2           1.18% 2             1.01% 2            0.59% 2
9/30/01                            0.77              1.17                2.52               2.12
9/30/00                            0.77              1.19                3.15               2.73
9/30/99                            0.77              1.17                2.40               2.00
9/30/98                            0.76              1.21                2.88               2.43
9/30/97                            0.76              1.21                2.88               2.43

INVESTOR B CLASS
10/1/01 through 12/14/01 12        1.37% 2           1.78% 2             0.60% 2            0.18% 2
9/30/01                            1.37              1.77                2.02               1.62
1/12/00 1 through 9/30/00          1.37 2            1.79 2              2.61 2             2.19 2

-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12         0.39% 2           0.70% 2             1.64% 2            1.33% 2
9/30/01                            0.39              0.71                3.31               2.98
9/30/00                            0.39              0.71                3.60               3.28
9/30/99                            0.39              0.71                2.95               2.63
9/30/98                            0.36              0.72                3.36               3.00
9/30/97                            0.30              0.73                3.37               2.94

SERVICE CLASS
10/1/01 through 3/31/02 12         0.69% 2           1.00% 2             1.31% 2            1.00% 2
9/30/01                            0.69              1.01                2.95               2.63
9/30/00                            0.69              1.01                3.29               2.97
9/30/99                            0.69              1.01                2.65               2.33
9/30/98                            0.67              1.03                3.04               2.68
9/30/97                            0.61              1.03                3.10               2.68

INVESTOR A CLASS
10/1/01 through 3/31/02 12         0.86% 2           1.17% 2             1.19% 2            0.88% 2
9/30/01                            0.86              1.18                2.84               2.51
9/30/00                            0.87              1.19                3.13               2.81
9/30/99                            0.87              1.19                2.47               2.15
9/30/98                            0.85              1.21                2.86               2.50
9/30/97                            0.79              1.21                2.92               2.50

------------------------------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44 & 45

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                                                         NET                            NET
                               ASSET                    DISTRIBUTIONS   DISTRIBUTIONS      ASSET                         ASSETS
                               VALUE          NET         FROM NET        FROM NET         VALUE                         END OF
                             BEGINNING    INVESTMENT     INVESTMENT       REALIZED        END OF            TOTAL        PERIOD
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD           RETURN         (000)
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0071       $(0.0071)         $0.00          $1.00             0.71%     $  513,937
9/30/01                         1.00         0.0299        (0.0299)          0.00           1.00             3.03         459,885
9/30/00                         1.00         0.0354        (0.0354)          0.00           1.00             3.60         400,378
9/30/99                         1.00         0.0280        (0.0280)          0.00           1.00             2.84         376,402
9/30/98                         1.00         0.0322        (0.0322)          0.00           1.00             3.27         350,249
9/30/97                         1.00         0.0332        (0.0332)          0.00           1.00             3.37         229,164

SERVICE CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0056       $(0.0056)         $0.00          $1.00             0.56%     $   95,378
9/30/01                         1.00         0.0269        (0.0269)          0.00           1.00             2.72          75,431
9/30/00                         1.00         0.0324        (0.0324)          0.00           1.00             3.29          83,474
9/30/99                         1.00         0.0250        (0.0250)          0.00           1.00             2.53          76,173
9/30/98                         1.00         0.0292        (0.0292)          0.00           1.00             2.97          73,735
9/30/97                         1.00         0.0302        (0.0302)          0.00           1.00             3.06         234,472

INVESTOR A CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0047       $(0.0047)         $0.00          $1.00             0.48%     $   76,297
9/30/01                         1.00         0.0252        (0.0252)          0.00           1.00             2.54          75,332
9/30/00                         1.00         0.0304        (0.0304)          0.00           1.00             3.08          62,421
9/30/99                         1.00         0.0235        (0.0235)          0.00           1.00             2.37         135,341
9/30/98                         1.00         0.0276        (0.0276)          0.00           1.00             2.80         110,860
9/30/97                         1.00         0.0285        (0.0285)          0.00           1.00             2.89          98,218

INVESTOR CLASS B
12/12/01 1 through 3/31/02 12  $1.00        $0.0003       $(0.0003)         $0.00          $1.00             0.05%     $       66

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0079       $(0.0079)         $0.00          $1.00             0.79%     $   56,679
9/30/01                         1.00         0.0323        (0.0323)          0.00           1.00             3.28          53,823
9/30/00                         1.00         0.0367        (0.0367)          0.00           1.00             3.73          61,561
9/30/99                         1.00         0.0294        (0.0294)          0.00           1.00             2.98          51,301
9/30/98                         1.00         0.0338        (0.0338)          0.00           1.00             3.43          77,812
9/30/97                         1.00         0.0347        (0.0347)          0.00           1.00             3.53          62,834

SERVICE CLASS
10/1/01 through 3/31/02 12     $1.00        $0.0064       $(0.0064)         $0.00          $1.00             0.64%     $      202
9/30/01                         1.00         0.0293        (0.0293)          0.00           1.00             2.97             611
9/30/00                         1.00         0.0337        (0.0337)          0.00           1.00             3.42             458
9/30/99                         1.00         0.0264        (0.0264)          0.00           1.00             2.68           2,786
9/30/98                         1.00         0.0308        (0.0308)          0.00           1.00             3.13           3,405
9/30/97                         1.00         0.0317        (0.0317)          0.00           1.00             3.22           5,244

INVESTOR A CLASS
10/1/01 through 3/12/02 12     $1.00        $0.0051       $(0.0051)         $0.00          $1.00             0.51%     $       -- 11
9/30/01                         1.00         0.0276        (0.0276)          0.00           1.00             2.80           3,008
9/30/00 8                       1.00         0.0288        (0.0288)          0.00           1.00             2.92           3,020
9/30/99                         1.00         0.0237        (0.0237)          0.00           1.00             2.40           1,261
9/30/98                         1.00         0.0280        (0.0280)          0.00           1.00             2.84             643
5/27/97 1 through 9/30/97       1.00         0.0102        (0.0102)          0.00           1.00             1.03           1,096




                                                                                          RATIO OF NET
                                                RATIO OF EXPENSES                       INVESTMENT INCOME
                                   RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                  EXPENSES TO      NET ASSETS       INVESTMENT INCOME      NET ASSETS
                                 AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                    ASSETS          WAIVERS)             ASSETS             WAIVERS)
----------------------------------------------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12           0.42% 2           0.69% 2             1.41% 2            1.14% 2
9/30/01                              0.42              0.69                2.97               2.70
9/30/00                              0.42              0.68                3.53               3.27
9/30/99                              0.42              0.70                2.80               2.52
9/30/98                              0.39              0.71                3.19               2.87
9/30/97                              0.30              0.70                3.31               2.91

SERVICE CLASS
10/1/01 through 3/31/02 12           0.72% 2           1.00% 2             1.13% 2            0.86% 2
9/30/01                              0.72              0.99                2.73               2.46
9/30/00                              0.72              0.98                3.25               2.99
9/30/99                              0.72              1.00                2.50               2.22
9/30/98                              0.69              1.01                2.92               2.60
9/30/97                              0.61              1.01                3.01               2.61

INVESTOR A CLASS
10/1/01 through 3/31/02 12           0.89% 2           1.14% 2             0.93% 2            0.67% 2
9/30/01                              0.89              1.16                2.46               2.19
9/30/00                              0.92              1.18                3.00               2.74
9/30/99                              0.88              1.16                2.34               2.06
9/30/98                              0.85              1.17                2.75               2.43
9/30/97                              0.77              1.17                2.85               2.45

INVESTOR CLASS B
12/12/01 1 through 3/31/02 12        1.49% 2           1.76% 2             0.13% 2           (0.14)% 2

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 12           0.30% 2           0.74% 2             1.58% 2            1.14% 2
9/30/01                              0.30              0.73                3.26               2.83
9/30/00                              0.30              0.74                3.65               3.21
9/30/99                              0.30              0.75                2.95               2.50
9/30/98                              0.30              0.77                3.37               2.90
9/30/97                              0.22              0.81                3.49               2.90

SERVICE CLASS
10/1/01 through 3/31/02 12           0.60% 2           1.03% 2             1.34% 2            0.90% 2
9/30/01                              0.60              1.03                2.94               2.51
9/30/00                              0.60              1.04                3.17               2.73
9/30/99                              0.60              1.05                2.65               2.20
9/30/98                              0.60              1.07                3.08               2.61
9/30/97                              0.48              1.07                3.12               2.53

INVESTOR A CLASS
10/1/01 through 3/12/02 12           0.77% 2           1.20% 2             1.21% 2            0.77% 2
9/30/01                              0.77              1.20                2.72               2.28
9/30/00 8                            0.87              1.31                3.11               2.67
9/30/99                              0.87              1.32                2.38               1.93
9/30/98                              0.87              1.34                2.85               2.38
5/27/97 1 through 9/30/97            0.86 2            1.45 2              2.95 2             2.36 2

1    Commencement of operations of share class.
2    Annualized.
3    There were no Investor C shares outstanding as of September 30, 1999.
4    There were no Investor B shares outstanding as of September 30, 1997.
5    Reissuance of shares.
6 This class has opened, closed and then reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
7    There were no Investor B shares outstanding as of September 30, 2000.
8 This class has closed and reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
9 This class has opened and closed during the fiscal year. The financial highlights are reflective of the cumulative period that the class was opened.
10   There were no Investor B shares outstanding as of March 31, 2002.
11   There were no Investor A shares outstanding as of March 31, 2002.
12   Unaudited.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46 & 47

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 42 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


           Portfolio                                               Share Classes
-------------------------------------------------------------------------------------------------------------
                                          Institutional               Service            Hilliard Lyons
-------------------------------------------------------------------------------------------------------------
                                     Contractual   Actual    Contractual   Actual    Contractual     Actual
                                        Fees      Fees (4)     Fees (1)   Fees (4)    Fees (2)      Fees (4)
-------------------------------------------------------------------------------------------------------------
  Money Market                          None       None         0.30%      0.30%       0.50%         0.40%
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Money Market            None       None         0.30%      0.30%        N/A           N/A
-------------------------------------------------------------------------------------------------------------
  Municipal Money Market                None       None         0.30%      0.30%       0.50%         0.15%
-------------------------------------------------------------------------------------------------------------
  New Jersey Municipal Money Market     None       None         0.30%      0.30%        N/A           N/A
-------------------------------------------------------------------------------------------------------------
  North Carolina Municipal Money Market None       None         0.30%      0.30%        N/A           N/A
-------------------------------------------------------------------------------------------------------------
  Ohio Municipal Money Market           None       None         0.30%      0.30%        N/A           N/A
-------------------------------------------------------------------------------------------------------------
  Pennsylvania Municipal Money Market   None       None         0.30%      0.30%        N/A           N/A
-------------------------------------------------------------------------------------------------------------
  Virginia Municipal Money Market       None       None         0.30%      0.30%        N/A           N/A
-------------------------------------------------------------------------------------------------------------



           Portfolio                                                 Share Classes
----------------------------------------------------------------------------------------------------------------
                                            Investor A                Investor B          Investor C
----------------------------------------------------------------------------------------------------------------
                                        Contractual   Actual    Contractual  Actual     Contractual    Actual
                                          Fees (2)   Fees (4)     Fees (3)  Fees (4)      Fees (3)    Fees (4)
----------------------------------------------------------------------------------------------------------------
  Money Market                            0.50%        0.40%       1.15%     1.00%          1.15%       1.00%
----------------------------------------------------------------------------------------------------------------
  U.S. Treasury Money Market              0.50%        0.40%       1.15%      N/A           1.15%        N/A
----------------------------------------------------------------------------------------------------------------
  Municipal Money Market                  0.50%        0.40%       1.15%      N/A           1.15%        N/A
----------------------------------------------------------------------------------------------------------------
  New Jersey Municipal Money Market       0.50%        0.40%       1.15%      N/A           1.15%        N/A
----------------------------------------------------------------------------------------------------------------
  North Carolina Municipal Money Market   0.50%        0.40%       1.15%     1.00%          1.15%        N/A
----------------------------------------------------------------------------------------------------------------
  Ohio Municipal Money Market             0.50%        0.40%       1.15%      N/A           1.15%        N/A
----------------------------------------------------------------------------------------------------------------
  Pennsylvania Municipal Money Market     0.50%        0.40%       1.15%     1.00%          1.15%        N/A
----------------------------------------------------------------------------------------------------------------
  Virginia Municipal Money Market         0.50%        0.40%       1.15%      N/A           1.15%        N/A
----------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of March 31, 2002.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Hilliard Lyons, Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

                                 BLACKROCK FUNDS

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly at the following annual rates, based on each Portfolio's average daily net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.


     For the six months ended March 31, 2002, advisory fees and waivers for each Portfolio were as follows:


                                                                 GROSS                            NET
                                                              ADVISORY FEE      WAIVER       ADVISORY FEE
                                                             --------------   ----------     ------------
     Money Market Portfolio .............................      $8,223,687     $3,704,458      $4,519,229
     U.S. Treasury Money Market Portfolio ...............       2,376,438      1,406,150         970,288
     Municipal Money Market Portfolio ...................       1,653,409      1,039,622         613,787
     New Jersey Municipal Money Market Portfolio ........         403,834        280,417         123,417
     North Carolina Municipal Money Market Portfolio ....         279,756        257,567          22,189
     Ohio Municipal Money Market Portfolio ..............         321,282        223,285          97,997
     Pennsylvania Municipal Money Market Portfolio ......       1,492,575        889,331         603,244
     Virginia Municipal Money Market Portfolio ..........         133,995        129,585           4,410

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

                                 BLACKROCK FUNDS

     At March 31, 2002, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:


                                                          EXPIRING           EXPIRING           EXPIRING       TOTAL WAIVERS SUBJECT
                                                      JANUARY 31, 2003   JANUARY 31, 2004   JANUARY 31, 2005     TO REIMBURSEMENT
                                                      ----------------   ----------------   ----------------   ---------------------
  Money Market Portfolio                     0.310%     $6,524,548          $7,218,952         $1,210,707          $14,954,207
  U.S. Treasury Money Market Portfolio       0.295%      2,099,331           2,295,335            486,870            4,881,536
  Municipal Money Market Portfolio           0.295%      1,632,502           2,008,270            329,328            3,970,100
  New Jersey Municipal Money
      Market Portfolio                       0.265%        496,918             527,887             89,154            1,113,959
  North Carolina Municipal Money
      Market Portfolio                       0.195%        437,535             455,804             88,486              981,825
  Ohio Municipal Money Market Portfolio      0.265%        366,333             412,678             74,513              853,524
  Pennsylvania Municipal Money
      Market Portfolio                       0.295%      1,721,858           1,762,114            297,710            3,781,682
  Virginia Municipal Money
      Market Portfolio                       0.205%        255,934             252,637             43,139              551,710

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .095% of the first $500 million, .085% of the next $500 million and .075% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the six months ended March 31, 2002, administration fees and waivers for each Portfolio were as follows:


                                                                GROSS                             NET
                                                           ADMINISTRATION                   ADMINISTRATION
                                                                 FEE           WAIVER             FEE
                                                           --------------    ----------     --------------
     Money Market Portfolio ............................     $3,090,022        $  --         $3,090,022
     U.S. Treasury Money Market Portfolio ..............        893,207           --            893,207
     Municipal Money Market Portfolio ..................        637,742           --            637,742
     New Jersey Municipal Money Market Portfolio .......        161,533           --            161,533
     North Carolina Municipal Money Market Portfolio ...        111,902           --            111,902
     Ohio Municipal Money Market Portfolio .............        128,512           --            128,512
     Pennsylvania Municipal Money Market Portfolio .....        580,556           --            580,556
     Virginia Municipal Money Market Portfolio .........         53,598           --             53,598

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

                                 BLACKROCK FUNDS

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:


                                                                      MONEY MARKET PORTFOLIO
                                                              ------------------------------------
                                                                   FOR THE           FOR THE YEAR
                                                              SIX MONTHS ENDED          ENDED
                                                                   3/31/02             9/30/01
                                                              ----------------     ---------------
                                                                (UNAUDITED)
Shares sold:
     Institutional Class ...............................      $ 2,092,984,110      $ 3,128,702,125
     Service Class .....................................        1,046,782,467        2,029,022,261
     Hilliard Lyons Class ..............................           50,997,072          119,845,768
     Investor A Class ..................................          737,257,829        2,352,780,335
     Investor B Class ..................................            6,128,314           29,717,934
     Investor C Class ..................................           89,279,518          117,078,110
Shares issued in reinvestment of dividends:
     Institutional Class ...............................              134,103              386,929
     Service Class .....................................            1,050,970            4,751,329
     Hilliard Lyons Class ..............................            1,489,852            7,804,565
     Investor A Class ..................................            4,515,676           21,982,147
     Investor B Class ..................................               81,432              326,600
     Investor C Class ..................................               35,029              205,802
Shares redeemed:
     Institutional Class ...............................       (1,965,035,356)      (2,852,824,599)
     Service Class .....................................       (1,187,612,302)      (1,810,226,651)
     Hilliard Lyons Class ..............................          (65,606,049)        (118,872,060)
     Investor A Class ..................................         (838,030,021)      (2,248,977,242)
     Investor B Class ..................................           (7,888,525)         (20,562,461)
     Investor C Class ..................................          (89,472,663)        (111,988,327)
                                                              ---------------      ----------------
Net increase (decrease) ................................      $  (122,908,544)     $    649,152,565
                                                              ===============      ================




                                                                      U.S. TREASURY MONEY
                                                                        MARKET PORTFOLIO
                                                              ------------------------------------
                                                                   FOR THE           FOR THE YEAR
                                                              SIX MONTHS ENDED          ENDED
                                                                   3/31/02             9/30/01
                                                              ----------------     ---------------
                                                                (UNAUDITED)
Shares sold:
     Institutional Class ...............................      $ 1,320,964,466      $   722,284,418
     Service Class .....................................          901,101,274        1,569,846,521
     Investor A Class ..................................           42,860,061          118,844,220
     Investor B Class ..................................                   --                   --
     Investor C Class ..................................                1,617                   --
Shares issued in reinvestment of dividends:
     Institutional Class ...............................                3,327               11,748
     Service Class .....................................               49,276              375,505
     Investor A Class ..................................              281,788            1,536,706
     Investor B Class ..................................                   --                   --
Shares redeemed:
     Institutional Class ...............................       (1,060,990,371)        (659,360,839)
     Service Class .....................................         (969,290,597)      (1,584,403,763)
     Investor A Class ..................................          (38,354,236)        (117,008,816)
     Investor B Class ..................................                   --                   --
     Investor C Class ..................................               (1,617)                  --
                                                              ---------------      ----------------
Net increase ...........................................      $   196,624,988      $     52,125,700
                                                              ===============      ================

                                 BLACKROCK FUNDS


                                                                        MUNICIPAL MONEY
                                                                        MARKET PORTFOLIO
                                                              -----------------------------------
                                                                   FOR THE           FOR THE YEAR
                                                              SIX MONTHS ENDED          ENDED
                                                                   3/31/02             9/30/01
                                                              ----------------      -------------
                                                                (UNAUDITED)
Shares sold:
     Institutional Class ...............................       $ 532,792,424        $ 878,517,058
     Service Class .....................................         132,254,782          385,470,275
     Hilliard Lyons Class ..............................          52,869,406           97,099,429
     Investor A Class ..................................           5,552,522           18,323,662
Shares issued in reinvestment of dividends:
     Institutional Class ...............................                  --                   75
     Service Class .....................................             112,324              445,114
     Hilliard Lyons Class ..............................             750,558            3,224,540
     Investor A Class ..................................              48,998              230,662
Shares redeemed:
     Institutional Class ...............................        (544,841,632)        (701,774,425)
     Service Class .....................................        (146,053,484)        (360,321,942)
     Hilliard Lyons Class ..............................         (42,501,890)        (104,390,569)
     Investor A Class ..................................          (6,926,225)         (16,937,871)
                                                               -------------        -------------
Net increase (decrease) ................................       $ (15,942,217)       $ 199,886,008
                                                               =============        =============





                                                                       NEW JERSEY MUNICIPAL
                                                                      MONEY MARKET PORTFOLIO
                                                              -----------------------------------
                                                                   FOR THE           FOR THE YEAR
                                                              SIX MONTHS ENDED          ENDED
                                                                   3/31/02             9/30/01
                                                              ---------------       -------------
                                                                (UNAUDITED)
Shares sold:
     Institutional Class ...............................       $  90,100,942        $ 182,391,550
     Service Class .....................................          29,987,444           65,805,887
     Investor A Class ..................................                  --           36,295,142
     Investor B Class ..................................          13,594,224                   --
Shares issued in reinvestment of dividends:
     Institutional Class ...............................              26,602               89,240
     Service Class .....................................              19,101               95,834
     Investor A Class ..................................              82,427              332,623
     Investor B Class ..................................                  --                   --
Shares redeemed:
     Institutional Class ...............................         (95,164,787)        (167,553,450)
     Service Class .....................................         (30,902,697)         (60,782,323)
     Investor A Class ..................................         (14,406,574)         (26,632,738)
     Investor B Class ..................................                  --                   --
                                                               -------------        -------------
Net increase (decrease) ................................       $  (6,663,318)       $  30,041,765
                                                               =============        =============

                                 BLACKROCK FUNDS

                                                                   NORTH CAROLINA MUNICIPAL
                                                                    MONEY MARKET PORTFOLIO
                                                              -----------------------------------
                                                                   FOR THE           FOR THE YEAR
                                                              SIX MONTHS ENDED          ENDED
                                                                   3/31/02             9/30/01
                                                              ---------------       -------------
                                                                (UNAUDITED)
Shares sold:
     Institutional Class ...............................        $ 87,152,340        $ 233,981,939
     Service Class .....................................           7,815,943           20,482,612
     Investor A Class ..................................              33,500            4,526,651
     Investor B Class ..................................                  --                   --
Shares issued in reinvestment of dividends:
     Institutional Class ...............................                  --                   --
     Service Class .....................................               2,295               13,433
     Investor A Class ..................................               2,222                9,954
     Investor B Class ..................................                  11                  121
Shares redeemed:
     Institutional Class                                         (69,106,406)        (220,998,430)
     Service Class .....................................          (8,125,969)         (20,625,178)
     Investor A Class ..................................             (44,509)          (4,479,693)
     Investor B Class ..................................              (5,660)                  --
                                                               -------------        -------------
Net increase ...........................................        $ 17,723,767        $  12,911,409
                                                               =============        =============




                                                                        OHIO MUNICIPAL
                                                                    MONEY MARKET PORTFOLIO
                                                              -----------------------------------
                                                                   FOR THE           FOR THE YEAR
                                                              SIX MONTHS ENDED          ENDED
                                                                   3/31/02             9/30/01
                                                              ---------------       -------------
                                                                (UNAUDITED)
Shares sold:
     Institutional Class ...............................       $ 173,895,856        $ 144,365,331
     Service Class .....................................          39,079,634           79,355,060
     Investor A Class ..................................          19,533,404           80,469,006
Shares issued in reinvestment of dividends:
     Institutional Class ...............................              19,575                2,872
     Service Class .....................................              20,343               25,330
     Investor A Class ..................................             263,911            1,383,964
Shares redeemed:
     Institutional Class ...............................        (167,671,636)        (118,837,215)
     Service Class .....................................         (39,416,025)         (77,014,767)
     Investor A Class ..................................         (28,683,714)         (78,807,807)
                                                               -------------        -------------
Net increase (decrease) ................................       $  (2,958,652)       $  30,941,774
                                                               =============        =============

                                 BLACKROCK FUNDS

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)


                                                                    PENNSYLVANIA MUNICIPAL
                                                                    MONEY MARKET PORTFOLIO
                                                              -----------------------------------
                                                                   FOR THE           FOR THE YEAR
                                                              SIX MONTHS ENDED          ENDED
                                                                   3/31/02             9/30/01
                                                              ---------------       -------------
                                                                (UNAUDITED)
Shares sold:
     Institutional Class ...............................       $ 379,947,560        $ 907,029,837
     Service Class .....................................          91,747,185          248,658,677
     Investor A Class ..................................          51,441,705          125,910,556
     Investor B Class ..................................              66,136                   --
Shares issued in reinvestment of dividends:
     Institutional Class ...............................              66,676              158,095
     Service Class .....................................              80,567              667,275
     Investor A Class ..................................             366,274            1,962,002
     Investor B Class ..................................                  17                   --
Shares redeemed:
     Institutional Class ...............................        (325,962,591)        (847,680,734)
     Service Class .....................................         (71,880,885)        (257,369,091)
     Investor A Class ..................................         (50,842,779)        (114,962,346)
     Investor B Class ..................................                  --                   --
                                                               -------------        -------------
Net increase ...........................................       $  75,029,865        $  64,374,271
                                                               =============        =============




                                                                     VIRGINIA MUNICIPAL
                                                                   MONEY MARKET PORTFOLIO
                                                              -----------------------------------
                                                                   FOR THE           FOR THE YEAR
                                                              SIX MONTHS ENDED          ENDED
                                                                   3/31/02             9/30/01
                                                              ---------------       -------------
                                                                (UNAUDITED)
Shares sold:
     Institutional Class ...............................       $  45,016,860        $ 120,310,174
     Service Class .....................................             687,755            3,296,014
     Investor A Class ..................................             800,315            6,400,162
Shares issued in reinvestment of dividends:
     Institutional Class ...............................                  --                   --
     Service Class .....................................               3,850               17,767
     Investor A Class ..................................                  --                   --
Shares redeemed:
     Institutional Class ...............................         (42,160,427)        (128,047,780)
     Service Class .....................................          (1,100,246)          (3,161,540)
     Investor A Class ..................................          (3,808,991)          (6,411,587)
                                                               -------------        -------------
Net decrease ...........................................       $    (560,884)       $  (7,596,790)
                                                               =============        =============

     On March 31, 2002, one shareholder held approximately 16% of the outstanding shares of the U. S. Treasury Money Market Portfolio, two shareholders held approximately 83% of the outstanding shares of the North Carolina Municipal Money Market Portfolio, one shareholder held approximately 13% of the outstanding shares of the Ohio Municipal Money Market Portfolio and one shareholder held approximately 68% of the outstanding shares of the Virginia Municipal Money Market Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

                                 BLACKROCK FUNDS

(D) AT MARCH 31, 2002, NET ASSETS CONSISTED OF:

                                                                                  U.S.                                NEW JERSEY
                                                                                TREASURY            MUNICIPAL         MUNICIPAL
                                                           MONEY MARKET        MONEY MARKET        MONEY MARKET      MONEY MARKET
                                                            PORTFOLIO           PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                          --------------      --------------       ------------      ------------
Capital paid-in ........................................  $3,958,011,887      $1,010,120,246       $724,078,909      $167,059,765
Accumulated net realized gain (loss) on
   investment transactions .............................        (233,930)                175            (45,789)           (3,113)
                                                          --------------      --------------       ------------      ------------
                                                          $3,957,777,957      $1,010,120,421       $724,033,120      $167,056,652
                                                          ==============      ==============       ============      ============



                                                               NORTH
                                                             CAROLINA               OHIO           PENNSYLVANIA        VIRGINIA
                                                             MUNICIPAL            MUNICIPAL          MUNICIPAL         MUNICIPAL
                                                           MONEY MARKET         MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                             PORTFOLIO            PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                           -------------      --------------       ------------      ------------
Capital paid-in ........................................    $133,803,783        $131,404,318       $685,705,113       $56,881,920
Accumulated net realized loss on
   investment transactions .............................           (905)            (26,998)           (27,498)             (832)
                                                            ------------        ------------       ------------       -----------
                                                            $133,802,878        $131,377,320       $685,677,615       $56,881,088
                                                            ============        ============       ============       ===========

(E) CAPITAL LOSS CARRYOVER

     At September 30, 2001, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                           CAPITAL LOSS           YEAR OF
                                                           CARRYFORWARD         EXPIRATION
                                                           ------------         ----------
     Money Market Portfolio:                                 $ 23,015              2007
                                                               44,610              2008
                                                              106,537              2009

     U. S. Treasury Money Market Portfolio:                     4,849              2008
                                                               16,898              2009

     Municipal Money Market Portfolio:                         19,387              2002
                                                               12,355              2003
                                                                1,471              2006
                                                               15,528              2009

     New Jersey Municipal Money Market Portfolio:                 340              2002
                                                                1,288              2006
                                                                1,485              2008

     North Carolina Municipal Money Market Portfolio:             121              2003
                                                                  784              2008

     Ohio Municipal Money Market Portfolio:                     3,203              2006
                                                               16,541              2007
                                                                6,193              2008

     Pennsylvania Municipal Money Market Portfolio:               191              2002
                                                                4,562              2003
                                                                1,626              2005
                                                                3,403              2006
                                                               17,716              2009

     Virginia Municipal Money Market Portfolio:                   171              2003
                                                                  401              2007


     At September 30, 2001, deferred post-October losses for the U.S. Treasury Money Market Portfolio were $11,911 and for the Virginia Municipal Money Market Portfolio were $260.

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PFPCTrust Co.
   Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson, Thatcher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103




The Fund delivers only one copy of shareholder documents, including prospectuses and shareholder reports, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents. Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-800-441-7762.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $22 BILLION IN 43 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING.




STOCK PORTFOLIOS
----------------
       Large Cap Value Equity
       Large Cap Growth  Equity            European Equity
       Mid-Cap Value Equity                International Equity
       Mid-Cap Growth Equity               International Small Cap Equity
       Small Cap Value Equity              Asia Pacific Equity
       Small Cap Growth Equity             International Emerging Markets
       Micro-Cap Equity                    Select Equity
       Global Science & Technology         Core Equity
       Global Communications               Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
       Balanced

BOND PORTFOLIOS
---------------
       Low Duration Bond                   Managed Income
       Intermediate Government Bond        Core Bond Total Return
       Intermediate Bond                   Core PLUS Total Return
       Government Income                   International Bond
       GNMA                                High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
       Tax-Free Income                     Ohio Tax-Free Income
       Pennsylvania Tax-Free Income        Delaware Tax-Free Income
       New Jersey Tax-Free Income          Kentucky Tax-Free Income


MONEY MARKET PORTFOLIOS
-----------------------
       Money Market                        North Carolina Municipal Money Market
       U.S. Treasury Money Market          Ohio Municipal Money Market
       Municipal Money Market              Pennsylvania Municipal Money Market
       New Jersey Municipal Money Market   Virginia Municipal Money Market


                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Educational and simple IRA's.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 43 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[LOGO OMITTED.]
BLACKROCK
    FUNDS











Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                         MM-SEMI